OMB APPROVAL

OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11
* Funds included are: Invesco High Income Municipal Fund, Invesco Tax-Exempt Cash Fund, Invesco Tax-Free Intermediate Fund, Invesco Van Kampen High Yield Municipal Fund, Invesco Van Kampen Intermediate Term Municipal Income Fund, Invesco Van Kampen Municipal Income Fund and Invesco Van Kampen New York Tax Free Income Fund.

Item 1. Schedule of Investments.

Invesco High Income Municipal Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	HIM-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—98.62%

Alaska—0.38%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007, Community Provider RB	5.70%	12/01/17	$1,000	$600,000
Series 2007, Community Provider RB	6.00%	12/01/36	3,000	1,800,000

				2,400,000

Arizona—3.24%
Centerra Community Facilities District; Series 2005, Unlimited Tax GO	5.50%	07/15/29	358	282,867
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/26	2,200	1,790,316
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	1,000	857,250
Series 2006, Education Facility RB	6.38%	06/01/36	1,050	840,672
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	1,971,854
Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,100	995,907
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Education Facility RB	7.25%	08/01/19	830	848,816
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,750	1,819,055
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	1,000	889,980
Series 2006, Education Facility RB	6.75%	04/01/36	1,000	851,230
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	493,987
Series 2006, Ref. Education RB	6.00%	06/01/36	830	691,158
Series 2010, Education RB	6.10%	06/01/45	1,400	1,173,354
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	3,000	2,710,020
Pinal (County of) Electrical District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,587,778
University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	1,800	1,543,590
Series 2009, Hospital RB	6.25%	07/01/29	500	515,625
Series 2009, Hospital RB	6.50%	07/01/39	500	509,710

				20,373,169

California—1.54%
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,129,990
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,073,130
California (State of) Municipal Finance Authority (Literacy First) Series 2010 A, Charter School Lease RB	6.00%	09/01/30	1,085	977,422
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	900	774,108
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,087,215
California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	750	713,333
Eden (Township of) Healthcare District (Eden Hospital Health Services Corp.); Series 2010, COP	6.13%	06/01/34	1,000	978,890
Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements);
Series 2010, Special Tax RB	5.50%	10/01/28	540	503,939
Series 2010, Special Tax RB	6.00%	10/01/40	500	464,300

				9,702,327

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—9.15%
Antelope Heights Metropolitan District; Series 2003, Limited Tax GO Bonds (a)(b)	8.00%	12/01/13	$500	$594,590
Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	2,000	1,448,620
Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	1,500	1,341,795
Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	550	531,234
Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO Bonds (a)(b)	8.05%	12/01/12	500	569,690
Series 2003, Limited Tax GO Bonds (a)(b)	8.05%	12/01/12	534	608,429
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds	7.00%	12/01/23	60	58,665
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds	6.00%	12/01/25	500	411,360
Series 2005, Limited Tax GO Bonds	6.13%	12/01/35	750	569,558
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (c)	6.13%	12/15/35	2,880	2,469,974
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	1,675	1,101,279
Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB	5.63%	12/01/36	1,060	816,910
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	650	590,395
Series 2008, Charter School RB	6.50%	07/01/38	1,000	880,570
Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy); Series 2003 A, Ref. RB	7.00%	11/01/23	500	506,470
Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	425	427,414
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,452,090
Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	885	767,118
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,273,750
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,406,329
Series 2008 A, Charter School RB	7.25%	10/01/39	500	499,035
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (c)	6.75%	04/01/40	1,860	1,655,270
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (c)	8.25%	11/01/39	2,980	3,067,612
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (c)	5.75%	05/15/37	2,500	1,955,850
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,201,320
Colorado (State of) Educational & Cultural Facilities Authority (Union Colony Charter School); Series 2007, RB (c)	5.75%	12/01/37	1,650	1,265,962
Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB	5.70%	05/01/37	1,545	1,186,174
Colorado (State of) Health Facilities Authority (Christian Living Campus);
Series 2004 A, RB	6.13%	01/01/25	250	241,435
Series 2004 A, RB	6.25%	01/01/33	550	516,868
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2009 A, RB	8.25%	01/01/24	375	390,446
Series 2009 A, RB	9.00%	01/01/34	750	789,285
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group),
Series 2010 A, RB	6.00%	11/15/30	900	879,786
Series 2010 A, RB	6.25%	11/15/40	800	782,080
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	3,000	2,581,590
Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO (a)(b)	6.75%	12/01/13	810	932,051
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	$1,000	$748,890
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	1,750	1,191,662
Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	600	417,372
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation RB	7.50%	03/01/40	1,500	1,456,785
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported GO Bonds	7.25%	12/01/40	1,000	957,920
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	3,000	2,686,830
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,400	880,824
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,629	1,219,926
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	210	209,990
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,009
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	799,936
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	1,000	833,270
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	1,000	772,240
Piney Creek Metropolitan District; Series 2005, Limited Tax GO Bonds	5.50%	12/01/35	1,179	980,350
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	823,990
Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	500	503,100
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	737,400
Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,000	698,040
Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO Bonds (a)(b)	7.13%	12/01/14	500	607,545
Table Rock Metropolitan District; Series 2003, Limited Tax GO Bonds (a)(b)	7.00%	12/01/13	700	796,999
University of Northern Colorado (Auxiliary Facilities System); Series 2001, Ref. & Improvement RB (INS-AMBAC) (d)	5.00%	06/01/23	1,000	1,000,800
Valagua Metropolitan District; Series 2008, Limited Tax GO Bonds	7.75%	12/01/37	1,000	797,300
Wyndham Hill Metropolitan District No. 2;
Series 2005, Limited Tax GO Bonds	6.25%	12/01/25	85	70,151
Series 2005, Limited Tax GO Bonds	6.38%	12/01/35	500	382,150

				57,644,483

Connecticut—0.62%
Hamden (Town of) (Whitney Center); Series 2009 A, RB	7.63%	01/01/30	700	724,164
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,172,980

				3,897,144

Delaware—0.52%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,373,491
Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	865	820,262
Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	610,005
Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	463,674

				3,267,432

District of Columbia—0.77%
District of Columbia (Gallaudet University);
Series 2011, University RB	5.50%	04/01/34	500	501,655
Series 2011, University RB	5.50%	04/01/41	1,250	1,243,537
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,000	994,410
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,107,340

				4,846,942

Florida—4.84%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	3,000	2,307,210
Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2009, RB	7.00%	04/01/39	2,100	2,285,535
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	$1,500	$1,338,720
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	255	259,529
Series 2001 B, Special Assessment RB	8.38%	05/01/17	125	127,220
Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	525	487,431
East Homestead Community Development District; Series 2005, Special Assessment RB	5.45%	05/01/36	570	474,041
Florida (State of) Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB	6.00%	05/15/36	2,130	1,655,670
Series 2007 A, RB	6.13%	05/15/37	1,855	1,460,200
Florida (State of) Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,692,087
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB (e)	5.10%	05/01/14	1,000	350,000
Hillsborough (County of) Industrial Development Authority (Healthcare Facilities); Series 2008 B, IDR (a)(b)	8.00%	08/15/19	1,000	1,399,140
Lee (County of) Industrial Development Authority (Cypress Cove at Health Park); Series 2002 A, Health Care Facilities RB	6.75%	10/01/32	1,250	890,837
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2001 A, Hospital RB	6.70%	11/15/19	1,000	1,014,500
Series 2004, Ref. Hospital RB (c)	6.75%	11/15/29	500	500,370
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	510,190
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	254,978
Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2004 A, Ref. RB	5.75%	08/15/18	750	657,142
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.38%	07/01/20	1,100	1,009,591
Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	807,740
Orange (County of) Health Facilities Authority (The Nemours Foundation); Series 2009 A, RB	5.00%	01/01/39	2,000	1,945,940
Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	850,620
Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	400	396,816
Reunion East Community Development District; Series 2002 A, Special Assessment RB	7.38%	05/01/33	1,000	692,690
Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	1,500	1,516,680
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,000	899,250
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,000	866,960
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	824,070
Series 2006 A, Health Care RB	5.38%	01/01/40	1,000	739,330
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	163,335
Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,083,730

				30,461,552

Georgia—1.09%
Atlanta (City of) (Atlantic Station);
Series 2001, Tax Allocation RB (a)(b)	7.75%	12/01/11	355	370,315
Series 2001, Tax Allocation RB (a)(b)	7.90%	12/01/11	750	786,375
Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	1,016,040
Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,000	1,913,160
Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (c)	5.50%	01/01/31	630	542,033
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc);
Series 2010, RAC	6.00%	09/01/30	700	678,202
Series 2010, RAC	6.13%	09/01/40	1,000	942,370
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Fulton (County of) Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2004 A, RB	6.13%	02/15/26	$500	$449,655
Series 2004 A, RB	6.13%	02/15/34	200	171,976

				6,870,126

Hawaii—0.44%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose RB	8.75%	11/15/29	850	925,251
Series 2009 A, Special Purpose RB	9.00%	11/15/44	1,250	1,367,412
Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	500	464,760

				2,757,423

Idaho—1.14%
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.) Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	853,870
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	662,865
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	169,452
Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	1,101,990
Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	2,202,533
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	797,962
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,377,033

				7,165,705

Illinois—8.95%
Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.70%	05/01/36	1,000	788,900
Chicago (City of) (Chatham Ridge Redevelopment);
Series 2002, Tax Increment Allocation RB	5.95%	12/15/12	275	281,105
Series 2002, Tax Increment Allocation RB	6.05%	12/15/13	475	490,514
Chicago (City of) (Lakeshore East);
Series 2003, Special Assessment Improvement Bonds	6.63%	12/01/22	500	500,770
Series 2003, Special Assessment Improvement Bonds	6.75%	12/01/32	500	488,815
Chicago (City of);
Series 2011, Tax Increment COP	7.13%	05/01/21	1,000	1,011,230
Series 2011, Tax Increment COP	7.13%	05/01/25	1,000	1,001,800
Cook (County of) Finance Authority (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	250	257,018
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	155	149,211
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	1,000	923,340
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	4,464,950
Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.15%	02/15/13	655	655,079
Series 2005 A, Ref. RB	5.25%	02/15/14	300	300,012
Series 2005 A, Ref. RB	5.35%	02/15/15	225	224,984
Illinois (State of) Finance Authority (Bethesda Home & Retirement Center); Series 1999 A, RB	6.25%	09/01/14	500	496,110
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (e)	6.13%	08/15/28	1,000	500,000
Series 2008 A, Ref. RB (e)	6.25%	08/15/35	1,000	500,000
Series 2008 A, Ref. RB (e)	6.25%	08/15/40	1,000	500,000
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	$500	$396,215
Series 2006 A, RB	6.00%	08/15/26	850	707,727
Series 2006 A, RB	6.00%	08/15/39	1,460	1,129,441
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	1,195	1,228,627
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	1,273,896
Series 2010 D-2, (TEMPS-65sm) RB	7.00%	11/15/15	550	543,994
Series 2010 D-3, (TEMPS-50sm) RB	6.25%	08/15/15	550	543,356
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	1,865	2,048,367
Series 2009 A, RB	7.25%	11/01/38	2,000	2,161,400
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2009, RB	6.88%	08/15/38	6,000	6,144,360
Series 2009, RB	7.00%	08/15/44	1,000	1,032,560
Illinois (State of) Finance Authority (Smith Crossing); Series 2003 A, Health Facilities RB	7.00%	11/15/32	800	726,104
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	446,275
Series 2005 A, RB	6.13%	11/15/25	1,000	884,040
Series 2005 A, RB	6.25%	11/15/35	1,500	1,245,615
Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	1,000	971,840
Series 2010 D-1, (TEMPS-75sm) RB	7.00%	05/15/18	1,000	971,650
Series 2010 D-2, (TEMPS-65sm) RB	6.38%	05/15/17	1,000	978,380
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	936,780
Series 2006 A, RB	5.88%	02/15/38	1,500	1,300,365
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,000	2,020,040
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, Health Facilities RB (e)	6.90%	11/15/33	2,000	729,800
Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook); Series 2004, Special Tax RB	6.25%	03/01/34	750	639,645
Lombard (City of) Public Facilities Corp. (Lombard Conference Center & Hotel);
Series 2005 A-1, First Tier RB	6.38%	01/01/15	750	511,162
Series 2005 A-1, First Tier RB	7.13%	01/01/36	2,500	1,689,000
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	1,500	1,412,775
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (c)	5.75%	12/30/25	2,000	1,268,420
Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	1,000	741,360
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	554,008
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	1,932,210
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	2,000	1,922,940
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	1,874,820
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	1,000	928,990
Series 2010, RB	7.25%	11/15/40	1,000	929,270

				56,359,270

Indiana—0.64%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	324,177
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,529,483
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,143,010
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref. PCR	5.75%	08/01/21	1,000	1,012,450

				4,009,120

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—1.00%
Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	$500	$434,715
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	345	305,432
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	795	633,949
Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	1,000	600,000
Iowa (State of) Finance Authority (Friendship Haven); Series 2004 A, Retirement Community RB	6.13%	11/15/32	500	463,335
Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	137,969
Series 2005 A, MFH RB	6.00%	09/01/35	400	342,036
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	248,455
Series 2004, Health Care Facilities RB	6.15%	10/01/36	600	480,462
Scott (County of) (Ridgecrest Village);
Series 2004, Ref. RB	4.75%	11/15/12	390	392,043
Series 2006, Ref. RB	5.25%	11/15/21	1,000	891,510
Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	1,615	1,379,032

				6,308,938

Kansas—2.01%
Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB	5.75%	11/15/38	1,900	2,006,628
Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	706,867
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	900	819,621
Olathe (City of) (Aberdeen Village, Inc); Series 2005 A, Ref. Senior Living Facilities RB	5.60%	05/15/28	1,500	1,200,840
Olathe (City of) (Catholic Care Campus, Inc.);
Series 2006 A, Senior Living Facility RB	6.00%	11/15/26	1,000	927,770
Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,000	1,708,080
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	380,365
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	787,095
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	647,730
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,466	1,119,687
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	704,803
Roeland Park (City of) Transportation Development District (TDD #1);
Series 2005, Sales Tax RB	5.75%	12/01/25	445	299,774
Series 2006 A, Sales Tax RB	5.88%	12/01/25	950	648,917
Roeland Park (City of) Transportation Development District (TDD #2); Series 2006 B, Sales Tax RB	5.88%	12/01/25	1,000	671,090

				12,629,267

Kentucky—0.29%
Louisville & Jefferson (Counties of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,838,346

Louisiana—1.30%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2007, RB	6.75%	11/01/32	2,690	2,772,314
Series 2009 A, RB	6.50%	08/01/29	3,000	3,093,600
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,425	2,341,265

				8,207,179

Maine—0.08%
Maine (State of) Turnpike Authority; Series 2003, RB (INS-AMBAC) (d)	5.00%	07/01/33	500	504,650
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—1.17%
Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation Bonds	5.35%	07/01/34	$1,900	$1,600,674
Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	965,550
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	1,000	945,480
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	974,954
Maryland (State of) Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility) Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	1,000	977,290
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.75%	01/01/38	500	465,320
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	1,500	1,435,770

				7,365,038

Massachusetts—2.39%
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	684,500
Massachusetts (State of) Development Finance Agency (New England Conservatory of Music); Series 2008, RB	5.25%	07/01/38	2,705	2,495,958
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	791,011
Series 2009 A, RB	6.90%	04/15/25	895	940,001
Series 2009 A, RB	8.00%	04/15/31	1,000	1,099,630
Series 2009 A, RB	8.00%	04/15/39	1,000	1,088,830
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facilities RB	7.50%	06/01/29	1,430	1,417,616
Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	1,000	996,030
Series 2009 B-1, Senior Living Facilities (TEMPS-85sm) RB	7.25%	06/01/16	2,000	2,000,140
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	1,000	1,016,130
Series 2011 I, RB	6.88%	01/01/41	2,000	2,041,300
Massachusetts (State of) Health & Educational Facilities Authority (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	500	464,650

				15,035,796

Michigan—2.47%
Chandler Park Academy; Series 2005, Public School Academy RB	5.13%	11/01/30	1,050	850,269
Detroit (City of) Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,485	1,233,872
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	794,070
Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	920	915,556
Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	415	413,357
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.17%	10/15/38	8,375	8,375,000
Michigan (State of) Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group);
Series 2005, Ref. RB	4.88%	11/15/16	685	644,112
Series 2005, Ref. RB	5.25%	11/15/25	450	371,241
Michigan (State of) Municipal Bond Authority (YMCA Service Learning Academy);
Series 2001, Public School Academy Facilities RB	7.63%	10/01/21	700	701,008
Series 2001, Public School Academy Facilities RB	7.75%	10/01/31	500	499,995
Michigan (State of) Strategic Fund (Detroit Edison Pollution Control); Series 2001 C, Ref. Limited Obligation PCR	5.45%	09/01/29	725	725,805

				15,524,285

Minnesota—8.71%
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	500	490,725
Series 2010 A, RB	6.88%	05/01/40	1,000	982,070
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Apple Valley (City of) Economic Development Authority (Evercare Senior Living, LLC); Series 2005 A, Health Care RB	6.13%	06/01/35	$1,440	$1,297,915
Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	955,450
Series 2008 A, Lease RB	7.00%	08/01/38	700	653,436
Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	892,520
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	869,730
Bloomington (City of) Port Authority (Radisson Blu MOA, LLC); Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,649,294
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	8.38%	03/01/23	100	108,762
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,877,153
Series 2009 A, Lease RB	9.25%	03/01/39	750	819,697
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	1,500	1,260,630
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	375,058
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	504,594
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,011,420
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	2,000	1,895,900
Eveleth (City of) (Manor House & Woodland Homes); Sr. Series 2006 A-1, MFH RB	5.50%	10/01/25	510	410,530
Fairmont (City of) (Goldfinch Estates-Governmental & Educational Assistance Corp.); Series 2005 A, Housing Facilities RB	6.25%	10/01/25	2,500	2,282,225
Fairmont (City of) (Homestead-Governmental & Educational Assistance Corp.); Series 2002 A-1, Housing Facilities RB	7.25%	04/01/22	915	915,375
Falcon Heights (City of) (Kaleidoscope Charter School);
Series 2007 A, Lease RB	6.00%	11/01/27	400	352,080
Series 2007 A, Lease RB	6.00%	11/01/37	550	450,307
Fergus Falls (City of) (Lake Region Healthcare Corp.);
Series 2010, Health Care Facilities RB	5.15%	08/01/35	1,000	924,540
Series 2010, Health Care Facilities RB	5.40%	08/01/40	1,000	896,320
Hopkins (City of) Housing & Redevelopment Authority (Excelsior Crossings); Series 2009, Tax Increment Allocation RB	5.63%	02/01/30	320	320,355
Maplewood (City of) (Ecumen Headquarters and The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,050,267
Maplewood (City of) (Volunteers of America Care Center); Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	775	766,893
Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,207,966
Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	595	530,032
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 6-X, RB	5.25%	04/01/39	500	506,855
Monticello (City of) (FiberNet Monticello); Series 2008, Telecommunications RB	6.75%	06/01/31	150	141,663
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	69,845
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	1,844,600
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,437,000
Series 2010, Housing RB	7.00%	08/01/45	1,000	965,960
Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	1,000	932,930
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,407,392
Owatonna (City of) (Senior Living); Series 2006 A, Senior Housing RB	5.80%	10/01/29	800	737,216
Perham Hospital District (Perham Memorial Hospital and Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,035,980
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Pine City (City of) (Lakes International Language Academy);
Series 2006 A, Lease RB	5.75%	05/01/16	$100	$100,461
Series 2006 A, Lease RB	6.00%	05/01/26	530	475,055
Series 2006 A, Lease RB	6.25%	05/01/35	1,550	1,329,853
Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	925	906,703
Series 2004 A, Lease RB	6.75%	12/01/33	150	138,854
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,011,620
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,577,983
Saint Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	700,128
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	1,000	966,220
Saint Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	300	261,594
Series 2006 A, Lease RB	6.00%	09/01/36	390	326,399
Saint Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	890	890,000
Saint Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,446,042
Series 2007 A, RB	5.15%	10/01/42	275	210,150
Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	922,558
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	900	699,327
Series 2004 A, Lease RB	6.60%	12/01/34	275	199,854
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury);
Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	1,000	963,060
Series 2007 A, Health Care & Housing RB	5.63%	06/01/37	1,000	837,960
Winstead (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	462,595
Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	1,905,060
Woodbury (City of) (Math & Science Academy);
Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	252,235
Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	752,272
Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB (b)	6.38%	05/01/19	650	668,402

				54,835,070

Missouri—4.45%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	750	735,405
Series 2002, RB	7.20%	05/01/33	500	464,635
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	1,913,200
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	1,135	1,001,320
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	290,013
Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	456,170
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,044,650
Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,115,257
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	901,130
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	1,000	955,780
Desloge (City of) (U.S. Highway 67/State Street Redevelopment); Series 2005, Ref. Tax Increment Allocation RB	5.20%	04/15/20	190	172,788
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB	5.75%	12/01/28	$1,250	$312,250
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,003,670
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,256,875
Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	482,340
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	2,000	2,034,320
Series 2010 A, Retirement Community RB	8.25%	05/15/39	1,000	1,021,460
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	1,000	998,320
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,516,560
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,155,937
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,420	3,313,706
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	1,758,660
Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment Allocation & Transportation Sales Tax RB	5.63%	11/01/25	750	662,858
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.25%	11/01/13	500	512,505
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	654,405
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	859,270
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,000	869,820
Strother Interchange Transportation Development District (Lees Summit); Series 2006, RB	5.00%	05/01/24	675	547,499

				28,010,803

Montana—0.10%
Montana (State of) Facility Finance Authority (St. John’s Lutheran Ministries); Series 2006 A, Senior Living RB	6.13%	05/15/36	750	638,220

Nebraska—0.15%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	1,000	970,010

Nevada—0.08%
University and Community College System of Nevada; Series 2002 A, University RB (INS-NATL) (d)	5.40%	07/01/31	500	501,205

New Hampshire—0.56%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	2,000	2,027,560
New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	750	751,800
Series 2003 A, RB	6.88%	05/01/33	750	729,052

				3,508,412

New Jersey—0.63%
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	643,352
Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,360	1,147,826
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	1,100	871,431
Series 2006, First Mortgage RB	5.38%	11/01/36	700	505,183
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)
New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, RB (INS-AMBAC) (d)	5.25%	12/15/23	$750	$806,348

				3,974,140

New Mexico—0.31%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	2,000	1,935,360

New York—1.46%
Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement Community RB	6.15%	07/01/18	500	495,595
Series 2008 A, Continuing Care Retirement Community RB	6.75%	07/01/28	600	578,778
Series 2008 A, Continuing Care Retirement Community RB	6.88%	07/01/40	1,000	945,720
East Rochester (City of) Housing Authority (Senior Living Woodland Village); Series 2006, Ref. RB	5.50%	08/01/33	1,700	1,363,026
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB	6.00%	11/15/26	1,100	901,703
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	1,000	952,940
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	350	340,606
Series 2001 A, First Mortgage RB	7.38%	03/01/31	500	453,125
Ulster (County of) Industrial Development Agency;
Series 2007 A, Civic Facility RB	6.00%	09/15/27	2,000	1,654,860
Series 2007 A, Civic Facility RB	6.00%	09/15/37	2,000	1,533,220

				9,219,573

North Carolina—1.04%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	1,300	1,032,434
North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,500	1,237,065
North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	829,770
Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,412,850
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,026,900

				6,539,019

North Dakota—0.70%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,146,220
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	855	655,580
Trail (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	461,360
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,345,595
Series 2007, Health Care RB	5.50%	05/01/42	1,000	798,570

				4,407,325

Ohio—2.71%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	941,290
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	1,788,560
Cleveland-Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	1,715,468
Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	1,000	974,130
Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	740	743,352
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	$1,000	$882,270
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	1,000	857,790
Hickory Chase Community Authority (Hickory Chase);
Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	2,000	1,302,300
Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,500	976,875
Lucas (County of) (Sunset Retirement Communities);
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.50%	08/15/20	920	922,778
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.55%	08/15/24	500	500,770
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	1,500	1,426,950
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	1,080	1,063,044
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,176,877
Toledo-Lucas (County of) Port Authority (St. Mary Woods);
Series 2004 A, RB	6.00%	05/15/24	1,750	964,198
Series 2004 A, RB	6.00%	05/15/34	1,500	826,455

				17,063,107

Oklahoma—1.40%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	1,400	1,462,076
Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	840	804,073
Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,216,300
Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	825	834,075
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.13%	11/01/30	1,250	1,257,088
Series 2010 A, Senior Living Community RB	7.25%	11/01/40	2,250	2,244,375

				8,817,987

Oregon—0.46%
Clackamas (County of) Hospital Facilities Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	230	202,851
Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB	5.13%	04/01/26	1,000	899,310
Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB (a)(b)	7.00%	12/01/13	1,555	1,803,955

				2,906,116

Pennsylvania—5.16%
Allegheny (County of) Industrial Development Authority (Propel Charter School-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	520	539,521
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,109,797
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,250	1,107,325
Blair (County of) Industrial Development Authority (Village of Pennsylvania State);
Series 2002 A, First Mortgage RB (e)	6.90%	01/01/22	500	312,050
Series 2002 A, First Mortgage RB (e)	7.00%	01/01/34	500	312,050
Butler (County of) Hospital Authority (Butler Health System);
Series 2009, Hospital RB	7.13%	07/01/29	2,145	2,342,083
Series 2009, Hospital RB	7.25%	07/01/39	1,590	1,714,672
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage RB	6.38%	12/01/19	1,000	1,000,060
Series 2006, Ref. First Mortgage RB	5.13%	12/01/12	500	500,535
Series 2006, Ref. First Mortgage RB	5.25%	12/01/13	500	500,000
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	255,715
Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	488,280
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	876,301
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	$1,000	$894,780
Series 2007 A, RB	6.38%	12/15/37	1,500	1,278,795
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	886,430
Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	2,000	2,089,960
Series 2008 A, RB	5.35%	01/01/20	515	519,717
Series 2008 A, RB	5.45%	01/01/21	885	891,885
Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB (a)(b)	7.13%	01/01/13	700	779,156
Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	7.00%	07/01/27	1,000	1,003,070
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.88%	07/01/31	1,500	1,288,410
Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	500	465,475
Lawrence (County of) Industrial Development Authority (Shenango Presbyterian Senior Care Obligated Group); Series 2001 B, Senior Health & Housing Facilities RB (a)(b)	7.50%	11/15/11	1,000	1,051,570
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 2001, First Mortgage RB	7.63%	11/01/21	250	253,755
Series 2001, First Mortgage RB	7.75%	11/01/33	750	753,180
Moon Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Bank of Scotland) (f)(g)	0.20%	07/01/38	1,830	1,830,000
Pennsylvania (State of) Economic Development Financing Authority (Northwestern Human Services, Inc.); Series 1998 A, RB	5.25%	06/01/14	1,000	951,050
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	500	509,360
Series 2000 A, Student Housing RB	6.75%	09/01/32	320	322,560
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	500	492,975
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School) Series 2010, RB	6.38%	11/15/40	1,000	903,560
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	2,700	2,164,131
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	492,430
Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School);
Series 2007 A, RB	5.15%	05/01/27	1,000	840,650
Series 2007 A, RB	5.25%	05/01/37	1,000	773,370

				32,494,658

Rhode Island—0.77%
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,684,000
Series 2009 A, Hospital Financing RB (INS-AGC) (d)	6.25%	05/15/30	2,000	2,167,160

				4,851,160

South Carolina—1.72%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	998,537
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,359,090
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	911,196
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,524,000
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,570	1,575,809
Series 2011 A, Ref. Hospital RB (INS-AGM) (d)	6.50%	08/01/39	1,800	1,862,028
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, Residential Care Facilities RB	6.25%	05/15/25	$750	$685,732
Series 2004 A, Residential Care Facilities RB	6.38%	05/15/32	1,250	1,085,625
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	2,000	799,400

				10,801,417

South Dakota—0.25%
Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	1,300	1,085,747
South Dakota (State of) Health & Educational Facilities Authority (Westhills Village Retirement Community); Series 2003, RB	5.65%	09/01/23	500	508,675

				1,594,422

Tennessee—0.55%
Blount (County of) Health & Educational Facilities Board (Asbury, Inc.); Series 2007 A, Ref. RB	5.13%	04/01/23	1,690	1,437,091
Davidson and Williamson (Counties of) Harpeth Valley Utilities District; Series 2004, Utilities Improvement RB (INS-NATL) (d)	5.00%	09/01/34	1,000	1,009,620
Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	500	456,740
Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	600	529,980

				3,433,431

Texas—11.96%
Abilene (City of) Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group); Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	2,400	2,037,456
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. Education RB	7.65%	08/15/40	2,500	2,492,325
Atlanta (City of) Hospital Authority; Series 1999, Hospital Facilities RB	6.70%	08/01/19	435	434,300
Clifton Higher Education Finance Corp. (Tejano Center for Community Concerns, Inc. — Raul Yzaguirre School for Success); Series 2009 A, Ref. Education RB	9.00%	02/15/38	2,000	2,170,780
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.13%	12/01/40	2,970	2,657,645
Corpus Christi (Port of) Industrial Development Corp. (Valero); Series 1997 C, Ref. RB	5.40%	04/01/18	495	495,000
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, Hospital RB	5.63%	09/01/13	1,335	1,342,222
Series 2004 A, Hospital RB	7.00%	09/01/25	3,260	3,224,825
Series 2004 A, Hospital RB	7.13%	09/01/34	905	870,945
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.20%	12/01/28	1,000	1,061,610
Harrison (County of) Health Facilities Development Corp. (Good Shepherd Health System) Series 2010, Hospital RB	5.25%	07/01/28	1,500	1,343,790
HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	397,165
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	750	641,768
Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	795,880
Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/15	500	519,935
Series 2005, Hospital RB	5.00%	08/15/19	700	707,623
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	1,000	886,060
Series 2008, RB	6.00%	02/15/38	1,000	867,920
Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB (a)(b)	7.00%	02/15/14	300	351,993
Series 2004 A, Retirement Facilities RB (a)(b)	7.00%	02/15/14	750	878,430
Series 2004 A, Retirement Facilities RB (a)(b)	7.13%	02/15/14	450	528,426
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Houston (City of) Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, Higher Education RB	6.50%	05/15/31	$500	$504,720
Series 2011 A, Higher Education RB	6.88%	05/15/41	790	808,352
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, Education RB	6.38%	02/15/37	1,635	1,397,778
La Vernia Higher Education Finance Corp. (Cosmos Foundation);
Series 2008 A, Education RB	6.25%	02/15/17	1,245	1,329,585
Series 2008 A, Education RB	7.13%	02/15/38	2,000	2,055,940
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. Health System RB	6.25%	02/15/37	2,000	1,791,500
Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,046,260
Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	1,060	922,115
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facilities RB	5.63%	02/15/35	945	824,049
Midlothian (City of) Development Authority; Series 2004, Tax Increment Contract Allocation RB (c)	6.20%	11/15/29	1,000	940,400
North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,541,295
Pearland (City of) Development Authority; Series 2009, Tax Increment Contract Allocation RB	5.88%	09/01/29	805	830,293
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/29	570	564,437
Series 2009 A, Education RB	6.50%	08/15/39	2,320	2,281,442
San Juan Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,004,220
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,371,330
Series 2007, Retirement Facility RB	5.75%	11/15/37	3,500	3,021,025
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/17	1,150	1,028,571
Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,247,025
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,272,208
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	1,350	1,339,443
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	1,500	1,484,820
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	1,000	987,700
Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere);
Series 2006 A, Retirement Facilities RB	6.00%	11/15/26	1,200	1,158,984
Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	2,000	1,841,400
Tarrant (County of) Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,154,194
Series 2009 A, Retirement Facility RB	8.25%	11/15/39	1,000	999,930
Texas (State of) Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School) Series 2010 A, Education RB	5.80%	08/15/40	1,000	877,100
Texas (State of) Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Educational RB	6.88%	02/15/30	1,455	1,437,031
Series 2010 A, Educational RB	7.13%	02/15/40	1,810	1,794,000
Travis (County of) Health Facilities Development Corp. (Querencia Barton Creek);
Series 2005, Retirement Facility RB	5.50%	11/15/25	1,650	1,443,469
Series 2005, Retirement Facility RB	5.65%	11/15/35	1,250	1,021,937
Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,499,800
University of Houston (Consolidated System); Series 2009 A, Ref. Texas University RB	5.00%	02/15/34	2,000	2,066,340
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	$465	$467,576
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,252,745
Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	1,000	1,000,340

				75,315,452

Utah—2.61%
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	1,450	1,043,391
Utah (County of) (Lakeview Academy); Series 2007 A, Charter School RB	5.63%	07/15/37	2,200	1,659,658
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	900	855,297
Series 2007 A, Charter School RB	5.63%	07/15/37	1,350	1,018,427
Utah (County of) (Ronald Wilson Reagan Academy); Series 2007 A, Charter School RB	5.75%	02/15/22	315	277,414
Utah (State of) Charter School Finance Authority (Channing Hall);
Series 2007 A, Charter School RB (c)	5.88%	07/15/27	780	649,100
Series 2007 A, Charter School RB (c)	6.00%	07/15/37	2,100	1,680,819
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,237,169
Series 2008 A, Charter School RB	7.00%	07/15/40	1,690	1,526,222
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy),
Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,441,803
Series 2010 A, Charter School RB	5.63%	07/15/40	710	606,340
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	1,500	1,347,375
Utah (State of) Charter School Finance Authority (Rockwell Charter High School); Series 2008 A, Charter School RB	7.00%	08/15/38	2,000	1,497,180
West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB (c)	6.38%	06/01/37	1,950	1,608,165

				16,448,360

Virginia—1.67%
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	2,000	1,795,800
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	2,000	1,741,800
Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	685	686,897
Lexington (City of) Industrial Development Authority (Kendall at Lexington);
Series 2007 A, Residential Care Facilities Mortgage RB	5.25%	01/01/21	395	370,068
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/22	780	720,010
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/23	425	383,112
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/28	500	422,585
Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	1,300	1,044,498
Lynchburg (City of) Industrial Development Authority (The Summit); Series 2002 A, Residential Care Facilities Mortgage RB	6.25%	01/01/28	500	466,755
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	445,335
Peninsula Ports Authority (Virginia Baptist Homes); Series 2003 A, Residential Care Facilities RB (a)(b)	7.38%	12/01/13	500	580,370
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.35%	09/01/28	1,000	951,650
Series 2007, Special Obligation RB	6.45%	09/01/37	1,000	914,150

				10,523,030

Washington—1.81%
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, Hospital RB	6.50%	12/01/38	2,000	1,691,560
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB	5.75%	12/01/28	1,250	1,247,262
Series 2010, RB	5.75%	12/01/35	2,000	1,916,480
Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB	5.50%	12/01/39	1,000	889,880
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of) Health Care Facilities Authority (Multi-Care Health System); Series 2007 B, RB (INS-AGM) (d)	5.00%	08/15/41	$1,000	$949,930
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	500	545,280
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB	6.50%	11/15/33	1,500	1,561,380
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian Asset Assurance, Inc.) (d)	5.50%	08/15/42	3,000	2,607,990

				11,409,762

West Virginia—1.32%
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,281,975
Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	832,820
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, Hospital RB	6.50%	10/01/38	5,000	4,650,950
Series 2008, Hospital RB	6.75%	10/01/43	1,650	1,569,975

				8,335,720

Wisconsin—3.49%
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB	5.50%	08/01/22	300	180,003
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,050	1,038,828
Series 2008, RB	7.25%	06/01/38	1,000	958,990
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB	6.50%	08/15/26	250	242,697
Series 2004 A, RB	6.75%	08/15/34	1,480	1,445,102
Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.); Series 2003, RB	7.13%	01/15/22	890	880,459
Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	181,912
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	500	351,415
Series 2004, RB	6.13%	12/01/34	1,000	701,790
Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	250	199,098
Wisconsin (State of) Health & Educational Facilities Authority (Reedsburg Area Medical Center, Inc.),
Series 2010 A, Ref. RB	6.00%	06/01/27	1,000	964,180
Series 2010 A, Ref. RB	6.10%	06/01/28	800	769,752
Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB	6.13%	04/01/24	260	251,397
Series 2004 A, RB	6.25%	04/01/34	1,025	943,881
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB	7.25%	09/15/29	3,000	3,016,590
Series 2009 A, RB	7.63%	09/15/39	1,000	1,007,560
Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.00%	07/01/15	100	99,744
Series 2003, RB	6.13%	07/01/16	150	149,069
Series 2003, RB	6.63%	07/01/28	750	729,795
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	2,020	1,946,896
Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,095,728
Series 2010, RB	7.00%	08/01/33	2,000	1,840,060
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	$2,000	$1,953,980

				21,948,926

Wyoming—0.52%
Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (f)(g)	0.16%	01/01/18	2,800	2,800,000
Teton (County of) Hospital District (St. John’s Medical Center); Series 2002, RB	6.75%	12/01/22	500	500,645

				3,300,645

TOTAL INVESTMENTS(h)—98.62% (Cost $673,418,320)				620,951,522

OTHER ASSETS LESS LIABILITIES—1.38%				8,720,457

NET ASSETS—100.00%				$629,671,979

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— Ambac Assurance Corp.*

COP	— Certificates of Participation

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

LOC	— Letter of Credit

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

RAC	— Revenue Anticipation Certificates

RB	— Revenue Bonds

Ref.	— Refunding

Sr.	— Senior

TEMPS	— Tax-Exempt Mandatory Paydown Securities

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $17,603,975, which represented 2.80% of the Trust’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $3,203,900, which represented 0.51% of the Fund’s Net Assets

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser. The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco High Income Municipal Fund

D.	Other Risks — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located. Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$620,951,522	$—	$620,951,522
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $27,983,047 and $14,099,475, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,988,482
Aggregate unrealized (depreciation) of investment securities	(62,585,958)

Net unrealized appreciation (depreciation) of investment securities	$(52,597,476)

Cost of investments for tax purposes is $673,548,998.
Invesco High Income Municipal Fund

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	TEC-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—101.55%

Alabama—1.62%
Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.28%	10/01/32	$895	$895,000

Colorado—8.38%
Boulder (City of); Series 2011, Ref. Water & Sewer RB	2.00%	12/01/11	240	241,804
Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Fund); Series 2008 F-1, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.13%	09/01/32	200	200,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA) (a)	0.17%	02/15/28	465	465,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.23%	02/01/31	1,585	1,585,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(b)(c)	0.20%	12/01/30	2,135	2,135,000

				4,626,804

Connecticut—0.91%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	500	503,844

District of Columbia—2.77%
District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.28%	03/01/30	1,530	1,530,000

Florida—5.26%
Broward (County of) Educational Facilities Authority (City College,Inc.); Series 2004, VRD RB (LOC-Citibank, N.A.) (a)(b)	0.17%	11/01/31	600	600,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.52%	10/01/16	830	830,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.20%	11/01/36	675	675,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.18%	07/01/32	800	800,000

				2,905,000

Georgia—5.07%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-Branch Banking & Trust Co.) (a)(b)	0.20%	08/01/38	1,000	1,000,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	07/01/24	1,200	1,200,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.12%	09/01/35	600	600,000

				2,800,000

Illinois—4.22%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-Harris, N.A.) (a)(b)(d)	0.23%	10/01/17	700	700,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.17%	01/01/16	1,000	1,000,000
Illinois (State of) Finance Authority (Northwestern University); Series 2008 A, VRD RB (a)	0.43%	03/01/12	300	300,000
Illinois (State of) Finance Authority (United Way/Crusades of Mercy, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.33%	04/01/27	330	330,000

				2,330,000

Iowa—2.81%
Iowa (State of) Finance Authority (YMCA & Rehabilitation Center); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.22%	04/01/25	900	900,000
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—(continued)
Iowa (State of) Higher Education Loan Authority (Graceland College); Series 2003, VRD Private College Facility RB (LOC-Bank of America, N.A.) (a)(b)	0.20%	02/01/33	$650	$650,000

				1,550,000

Kansas—1.00%
Johnson (County of) Public Building Commission; Series 2003 A, Lease Purchase RB	4.20%	09/01/11	350	353,293
Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	200	200,027

				553,320

Kentucky—1.27%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	12/01/29	700	700,000

Massachusetts—0.31%
Lincoln (Town of); Series 2008, Municipal Purpose Loan GO Bonds	3.00%	06/15/11	170	170,167

Michigan—2.56%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 A, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.33%	08/01/17	130	130,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	10/15/30	110	110,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	10/15/38	275	275,000
Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.19%	08/15/32	500	500,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	10/01/31	400	400,000

				1,415,000

Minnesota—0.55%
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program); Series 2011 A, COP	2.00%	09/01/11	300	301,229

Missouri—0.91%
St. Louis (County of) Industrial Development Authority (Friendship Village of South County); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.26%	09/01/22	500	500,000

New Hampshire—13.45%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.28%	06/01/28	2,250	2,250,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	01/01/18	2,475	2,475,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	09/01/37	2,700	2,700,000

				7,425,000

New Jersey—1.63%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.20%	02/01/28	900	900,000

New Mexico—0.82%
New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	450	450,598

New York—0.64%
Fairport Central School District; Series 2010, Unlimited Tax GO Bonds	2.00%	06/15/11	355	355,189

North Carolina—5.98%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.19%	12/01/21	900	900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.17%	09/01/27	1,450	1,450,000
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina—(continued)
North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.20%	06/01/31	$950	$950,000

				3,300,000

North Dakota—3.62%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.33%	12/01/14	2,000	2,000,000

Ohio—0.37%
Ohio State University (The); Series 2009 A, General Recipts RB	4.00%	12/01/11	200	203,612

Oregon—2.84%
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank N.A.) (a)(b)	0.19%	11/01/28	970	970,000
Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	04/01/34	600	600,000

				1,570,000

Pennsylvania—4.85%
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N. A.) (a)(b)	0.18%	11/01/30	675	675,000
Haverford School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.19%	03/01/30	1,200	1,200,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	10/15/25	700	700,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Program-Indiana Regional Medical Center); Series 2006 A-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.21%	06/01/11	100	100,000

				2,675,000

South Carolina—6.01%
South Carolina (State of) Jobs-Economic Development Authority (John Ancrum SPCA); Series 2007, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.33%	08/01/27	2,820	2,820,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.22%	10/01/28	500	500,000

				3,320,000

Tennessee—4.76%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.28%	06/01/24	1,455	1,455,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2000 A, VRD RB (a)	0.14%	10/01/30	675	675,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.17%	12/15/42	500	500,000

				2,630,000

Texas—10.72%
Alvarado Independent School District; Series 2011, Unlimited Tax Ref. GO Bonds (CEP-Texas Permanent School Fund)	2.00%	02/15/12	350	353,847
Austin (City of); Series 2001, Limited Tax GO Ctfs.	5.00%	09/01/11	150	151,619
Bexar (County of);
Series 2008, Pass-through Limited Tax RB	5.00%	06/15/11	350	350,617
Series 2010, Limited Tax GO Bonds	3.00%	06/15/11	215	215,218
Series 2010, Ref. Limited Tax GO Bonds	2.00%	06/15/11	300	300,183
Board of Regents of the Texas A&M University System; Series 2006, Permanent University Fund RB	4.50%	07/01/11	550	551,892
Dallas (City of); Series 2010 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/12	250	258,246
Decatur Independent School District; Series 2004, Unlimited Tax School Building GO Bonds (CEP-Texas Permanent School Fund)	2.88%	08/15/11	150	150,726
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Harris (County of);
Series 2001, Ref. Permanent Improvement Limited Tax GO Bonds	5.00%	08/15/11	$100	$100,966
Series 2008 A, Ref. Permanent Improvement Limited Tax GO Bonds	5.00%	10/01/11	225	228,459
Houston (City of);
Series 2004 B-6, Ref. VRD Combined Utility System First Lien RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.14%	05/15/34	800	800,000
Series 2009 H-2, GO Commercial Paper Notes	0.30%	06/08/11	500	500,000
Series 2009 H-2, GO Commercial Paper Notes	0.30%	06/14/11	500	500,000
Pampa Independent School District; Series 2007, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	4.00%	08/15/11	100	100,708
Tarrant (County of); Series 2004, Ref. & Improvement Limited Tax GO Bonds	4.00%	07/15/11	250	251,108
Texas (State of);
Series 2010, TRAN	2.00%	08/31/11	500	502,074
Series 2010 C, Water Financial Assistance Unlimited Tax GO Bonds	5.00%	08/01/11	500	503,804
University of Texas System Board of Regents; Series 2004 D, Financing System RB	5.00%	08/15/11	100	100,922

				5,920,389

Utah—0.91%
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.17%	05/15/35	500	500,000

Vermont—2.27%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC-Banco Santander S.A.) (a)(b)(c)	0.27%	05/01/29	1,250	1,250,000

Washington—3.41%
King (County of);
Series 2010, Limited Tax GO BAN	2.00%	06/15/11	715	715,441
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	300	305,301
Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	500	513,535
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/32	350	350,000

				1,884,277

Wisconsin—1.63%
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.28%	08/15/34	900	900,000

TOTAL INVESTMENTS(f) (g)—101.55% (Cost $56,064,429)				56,064,429

OTHER ASSETS LESS LIABILITIES—(1.55)%				(855,592)

NET ASSETS—100.00%				$55,208,837

Investment Abbreviations:

BAN	— Bond Anticipation Note

CEP	— Credit Enhancement Provider

COP	— Certificates of Participation

Ctfs.	— Certificates

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

LOC	— Letter of Credit

MFH	— Multi-Family Housing

RAN	— Revenue Anticipation Notes

RB	— Revenue Bonds

Ref.	— Refunding

TRAN	— Tax and Revenue Anticipation Notes

VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 7.6%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $2,155,000, which represented 3.90% of the Trust’s Net Assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	22.9%
Wells Fargo Bank, N.A.	8.7
TD Bank, N.A.	7.0
US Bank, N.A.	6.6
FNMA	5.4
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$56,064,429	$—	$56,064,429
Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	TFI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.70%

Alabama—2.92%
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	$1,000	$1,144,750
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,183,090
Alabama (State of) Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB (a)(b)	4.10%	11/03/16	2,000	2,162,460
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/15	1,930	2,057,148
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/16	2,335	2,499,454
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/17	2,465	2,627,936
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/18	1,985	2,106,363
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/19	1,410	1,488,213
Series 2003 A, Ref. RB (INS-AGM) (c)	4.50%	07/01/20	1,375	1,479,074
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, Health Care Facility RB (INS-AGC) (c)	4.50%	06/01/18	990	1,026,996
Series 2009, Health Care Facility RB (INS-AGC) (c)	4.63%	06/01/19	750	774,563
Series 2009, Health Care Facility RB (INS-AGC) (c)	5.00%	06/01/21	525	543,879
Series 2009, Health Care Facility RB (INS-AGC) (c)	5.25%	06/01/24	1,000	1,027,270
Series 2009, Health Care Facility RB (INS-AGC) (c)	5.75%	06/01/29	2,000	2,058,980
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	4.25%	08/01/18	3,540	3,902,531
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	4.25%	08/01/19	3,535	3,862,482
Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	1,970	2,123,995
Series 2010 A, RB	5.00%	06/01/18	2,740	3,005,342
Mobile (City of) Industrial Development Board (Alabama Power Co. — Barry Plant); Series 2007 C, PCR (a)(b)	5.00%	03/19/15	2,150	2,381,405
Mobile (City of) Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 A, RB	5.00%	02/01/12	410	420,254

				37,876,185

Alaska—0.53%
Alaska (State of) (International Airports System); Series 2006 B, RB (INS-NATL) (c)	5.00%	10/01/27	1,135	1,158,608
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS-AGM) (c)	5.13%	04/01/19	1,000	1,098,440
Series 2009 C, Ref. RB	4.00%	04/01/13	545	564,015
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,083,035
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	755	852,772
Alaska (State of) Municipal Bond Bank Authority; Series 2009 One, RB	5.63%	09/01/29	250	266,978
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,212,690
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (c)	5.13%	06/01/24	650	689,501

				6,926,039

Arizona—2.88%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (c)	4.00%	07/01/18	1,250	1,372,363
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—(continued)
Arizona (State of);
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/13	$1,660	$1,783,371
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/14	3,000	3,270,690
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/15	2,000	2,206,660
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/16	3,000	3,336,540
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/18	2,000	2,212,220
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/19	1,000	1,107,410
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/21	2,000	2,159,860
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/22	2,000	2,125,760
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/23	2,000	2,106,080
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	07/01/23	1,500	1,634,025
Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (a)(b)	5.50%	05/01/12	2,500	2,580,250
Mesa (City of); Series 2009, Highway Project Advancement RN	3.50%	07/01/15	5,000	5,178,200
Phoenix Civic Improvement Corp.; Series 2001, Ref. Jr. Lien Wastewater System RB (INS-NATL) (c)	5.25%	07/01/11	1,000	1,004,110
Pima (County of) Metropolitan Domestic Water Improvement District; Series 2009, Ref. Sr. Lien Water RB (INS-AGM) (c)	3.00%	01/01/14	1,000	1,044,210
Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,218,352
Series 2010, COP	3.50%	06/01/15	1,200	1,249,644
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (c)	5.00%	07/01/24	750	791,775

				37,381,520

California—8.23%
ABAG Finance Authority for Non-Profit Corps. (Casa de las Campanas, Inc.);
Series 2010, RB (INS-Cal-Mortgage) (c)	3.00%	09/01/12	390	396,392
Series 2010, RB (INS-Cal-Mortgage) (c)	4.00%	09/01/15	1,000	1,054,300
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	08/01/25	1,520	1,614,042
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/28	1,350	1,421,766
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/12	1,500	1,572,330
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB (a)(b)	5.00%	10/16/14	3,000	3,292,980
Series 2009 D, Ref. RB (a)(b)	5.00%	10/18/16	6,000	6,720,120
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2002 B, RB (INS-Cal-Mortgage) (c)	5.10%	02/01/19	920	967,398
Series 2002 B, RB (INS-Cal-Mortgage) (c)	5.50%	02/01/24	1,250	1,272,838
California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB (a)(b)	2.60%	09/02/14	4,650	4,656,091
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS-Cal-Mortgage) (c)	5.00%	08/15/17	385	416,162
Series 2008 A, RB (INS-Cal-Mortgage) (c)	5.25%	08/15/19	325	346,047
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (INS-AMBAC) (c)	5.05%	10/01/28	1,500	1,457,715
California (State of) Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Ref. PCR (INS-SGI) (a)(b)(c)	4.10%	04/01/13	1,575	1,649,482
California (State of) Statewide Communities Development Authority (State of California Proposition 1A Receivables Program); Series 2009, RB	5.00%	06/15/13	3,000	3,213,690
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,132,845
Series 2009 B, Ref. Economic Recovery Unlimited Tax GO Bonds (a)(b)	5.00%	07/01/14	1,095	1,214,421
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Corona-Norca Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/21	$1,500	$907,185
Evergreen Elementary School District (Election of 2006);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(d)	0.00%	08/01/25	3,000	1,319,610
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(d)	0.00%	08/01/28	1,000	342,500
Fresno (City of); Series 2008 A, Sewer System RB (INS-AGC) (c)	5.00%	09/01/25	2,040	2,153,750
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/17	1,000	784,350
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/20	1,000	636,590
Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,069,300
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/24	1,000	1,067,380
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,013,750
Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,058,230
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,294,720
Los Angeles Unified School District (Election of 2004); Measure R, Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	702,415
Lynwood (City of) Utility Authority; Series 2009 A, Ref. Enterprise RB (INS-AGC) (c)	5.00%	06/01/29	500	514,945
Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,324,408
Monrovia (City of) Financing Authority (Library); Series 2007, Lease RB (INS-AMBAC) (c)	4.63%	12/01/32	1,000	866,620
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS-AGM) (c)	5.00%	08/01/16	1,000	1,115,140
Series 2009, COP (INS-AGM) (c)	5.00%	08/01/19	2,360	2,587,669
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	08/01/20	2,530	2,874,181
Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB (a)(b)	5.00%	02/07/13	1,000	1,067,370
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,073,900
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,083,720
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,103,310
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,089,160
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/23	1,300	661,947
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,103,580
Series 2009 D, Sub. & PFC/Grant Airport System RB (INS-AGC) (c)	5.13%	07/01/25	1,500	1,583,730
Series 2010, Ref. COP	5.00%	02/01/14	6,000	6,379,500
Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,074,867
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,333,160
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,272,160
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,625,865
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	531,095
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,079,970
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	554,590
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,123,000
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (c)	4.38%	01/01/24	1,000	941,660
Santa Monica Community College District (Election of 2002); Series 2010 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/26	1,000	426,390
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Torrance Unified School District (Election of 2008);
Measure Y, Series 2009 B-1, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/22	$1,900	$1,046,710
Measure Y, Series 2009 B-1, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/23	2,000	1,018,380
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)(c)	3.50%	05/31/13	500	500,200
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (c)	5.00%	03/01/29	2,040	1,989,449
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	4,730,088
Series 2009 A, Electric System RB	5.50%	08/01/15	525	573,573
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,087,240
West Sacramento Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,099,467
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/28	1,500	1,560,795

				106,746,238

Colorado—4.15%
Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.00%	05/15/29	450	470,254
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.20%	05/15/27	340	363,378
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM) (c)	5.00%	12/01/20	1,000	1,084,980
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	930	1,044,967
Colorado (State of) Health Facilities Authority (NCMC, Inc.);
Series 2003 A, Hospital RB (INS-AGM) (c)	5.00%	05/15/15	1,000	1,098,260
Series 2003 A, Hospital RB (INS-AGM) (c)	5.25%	05/15/26	1,000	1,033,120
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,123,329
Colorado (State of) School of Mines; Series 2009 A, Ref. & Improvement Enterprise RB (CEP-Colorado Higher Education Intercept Program)	5.00%	12/01/29	500	519,475
Denver City & County School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,074,620
E-470 Public Highway Authority;
Subseries 2007 C-2, Sr. RB (INS-NATL) (a)(b)(c)	5.00%	09/02/13	3,300	3,486,285
Subseries 2007 D-2, Sr. RB (INS-NATL) (a)(b)(c)	5.00%	09/02/13	14,755	15,587,920
Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/13	100	104,317
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,051,813
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,047,110
Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS-AMBAC) (c)	5.00%	12/01/14	1,300	1,453,491
Northwest Parkway Public Highway Authority (Current Interest); Series 2001 A, Sr. RB (e)	5.00%	06/15/11	1,000	1,001,670
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,637,011
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,116,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (f)(g)	0.20%	12/01/30	15,000	15,000,000
University of Colorado Hospital Authority; Series 1997 A, Ref. RB (INS-AMBAC) (c)	5.25%	11/15/22	1,470	1,470,823

				53,768,823

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut—0.27%
Connecticut (State of) (Transportation Infrastructure Purposes); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	$2,000	$2,362,780
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,079,370

				3,442,150

Delaware—0.21%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	979,840
Series 2009 A, RB	5.00%	07/01/18	1,540	1,692,383

				2,672,223

District of Columbia—0.50%
District of Columbia (Georgetown University);
Series 2001 C, University RB (a)(b)	5.25%	04/01/23	2,000	2,125,400
Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,191,600
Series 2011, University RB (a)(b)	5.00%	04/01/21	2,000	2,186,700

				6,503,700

Florida—5.47%
Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,639,492
Citizens Property Insurance Corp.;
Series 2008 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/11	1,240	1,240,000
Series 2009 A-1, Sr. Sec. High Risk Account RB (INS-AGC) (c)	4.00%	06/01/12	2,000	2,067,320
Series 2009 A-1, Sr. Sec. High Risk Account RB (INS-AGC) (c)	5.00%	06/01/16	2,000	2,148,660
Series 2010 A-1, Sr. Sec. High Risk Account RB (INS-AGM) (c)	5.00%	06/01/14	2,500	2,665,150
Series 2010 A-1, Sr. Sec. High Risk Account RB (INS-AGM) (c)	5.00%	06/01/17	2,000	2,127,900
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,180,000
Series 2009 A, Lottery RB	5.25%	07/01/24	1,640	1,797,899
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (c)	5.00%	07/01/18	1,335	1,464,495
Florida (State of) Department of Environmental Protection (Florida Forever Trust Fund);
Series 2002 B, RB (INS-NATL) (c)	5.25%	07/01/22	3,000	3,126,840
Series 2003 C, RB (INS-AMBAC) (c)	5.00%	07/01/19	3,525	3,760,012
Florida Hurricane Catastrophe Fund Finance Corp.;
Series 2008 A, RB	5.00%	07/01/13	1,730	1,861,342
Series 2010 A, RB	5.00%	07/01/15	5,250	5,793,952
Gulf Breeze (City of) (2010 A Loan Program — Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS-AGM) (c)	5.00%	10/01/15	1,590	1,770,910
Series 2010 A, Capital Funding RB (INS-AGM) (c)	5.00%	10/01/16	1,495	1,681,441
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB	4.50%	12/01/20	3,000	3,204,420
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,206,080
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,269,860
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (a)(b)	5.15%	09/01/13	550	589,188
Jacksonville (City of) (Better Jacksonville); Series 2003, Sales Tax RB (INS-NATL) (c)	5.25%	10/01/16	3,000	3,238,470
JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,150,706
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.00%	10/01/17	1,900	2,165,810
Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.25%	10/01/15	1,500	1,705,890
Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.25%	10/01/16	1,500	1,731,615
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/16	1,000	1,108,750
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (c)	5.00%	10/01/28	$750	$762,990
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	579,760
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (c)	5.00%	06/01/18	1,000	1,109,840
Series 2009, Public Facilities RB (INS-AGC) (c)	5.50%	06/01/29	2,325	2,423,441
Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS-AGC) (c)	5.00%	10/01/27	120	123,913
Series 2009 B, Aviation RB (INS-AGC) (c)	5.00%	10/01/26	1,000	1,039,650
Series 2009 B, Aviation RB (INS-AGC) (c)	5.00%	10/01/29	1,000	1,020,080
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2008 A-2, Hospital RB (INS-NATL) (a)(b)(c)	4.55%	08/01/13	500	523,090
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.00%	10/01/24	1,500	1,609,425
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.13%	10/01/25	1,500	1,607,925
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.50%	10/01/20	1,500	1,735,740
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,171,019
Orange (County of); Series 2005, Ref. Tourist Development Tax RB (INS-AMBAC) (c)	5.00%	10/01/12	1,095	1,148,436
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	873,375
Port St. Lucie (City of) Master Lease Project (Municipal Complex); Series 2008, Ref. COP (INS-AGC) (c)	6.25%	09/01/27	500	532,255

				70,957,141

Georgia—3.01%
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	4.13%	11/01/19	970	1,017,666
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/17	1,500	1,690,200
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/20	1,500	1,647,390
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/21	1,500	1,627,560
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.25%	11/01/27	2,000	2,159,400
Burke (County of) Development Authority (Georgia Power Co. — Plant Vogtle); Fourth Series 1995, PCR (a)(b)	3.75%	01/12/12	1,000	1,018,460
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	1,500	1,514,865
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,652,100
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,618,450
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB	4.00%	11/15/16	2,460	2,636,431
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,605	2,616,931
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,360,499
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,047,810
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,030,070
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (c)	5.25%	07/01/29	2,000	2,011,020
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	669,366
Series 2009, RAC	5.00%	08/01/24	1,260	1,319,245
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS-AGM) (c)	3.50%	08/01/20	2,000	1,895,040
Series 2010, RAC (INS-AGM) (c)	5.00%	08/01/21	1,500	1,572,165
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,430,000
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/20	$1,385	$1,521,242
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/21	1,490	1,619,675
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/22	605	649,691
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	737,145

				39,062,421

Guam—0.12%
Guam (Government of) (Section 30);
Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	499,776
Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,000	1,073,020

				1,572,796

Idaho—0.76%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,163,460
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	544,220
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	520	528,190
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,330	1,356,720
Regents of the University of Idaho;
Series 2007 B, General RB (INS-AGM) (a)(b)(c)	4.50%	04/01/18	1,760	1,898,582
Series 2011, Ref. General RB (a)(b)	5.25%	04/01/21	4,000	4,427,000

				9,918,172

Illinois—6.22%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/23	1,260	1,342,719
Chicago (City of) (Chicago O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM) (c)	5.00%	01/01/16	1,400	1,564,486
Series 2010 C, General Airport Third Lien RB (INS-AGC) (c)	5.25%	01/01/21	1,025	1,134,931
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/23	2,500	2,603,375
Cook County School District No. 144 (Prairie-Hills);
Series 2010 A, Limited Tax GO Bonds (INS-AGM) (c)	4.00%	12/01/16	960	1,018,195
Series 2010 A, Limited Tax GO Bonds (INS-AGM) (c)	4.25%	12/01/20	630	641,151
Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.00%	11/15/17	5,000	5,333,550
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,000	2,209,580
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,000	5,453,400
DeKalb Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds (d)	0.00%	01/01/19	1,000	696,800
Series 2010, School Building Unlimited Tax CAB GO Bonds (d)	0.00%	01/01/20	1,000	652,580
Dolton (Village of);
Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	4.25%	12/01/21	1,000	1,057,970
Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	4.25%	12/01/22	1,000	1,045,520
Illinois (State of) (Illinois FIRST);
Series 2001, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.25%	10/01/11	1,790	1,812,393
Series 2002, Unlimited Tax GO Bonds (INS-NATL) (c)	5.25%	10/01/21	1,500	1,513,245
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2003 A, RB (a)(b)	4.38%	07/01/14	830	891,354
Series 2010 D, Ref. RB	5.00%	04/01/20	1,025	1,100,419
Illinois (State of) Finance Authority (Children’s Memorial Hospital);
Series 2008 A, RB (INS-AGC) (c)	5.25%	08/15/33	650	628,849
Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.16%	08/15/25	15,000	15,000,000
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (c)	5.00%	05/15/17	2,000	2,170,060
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS-AGM) (c)	5.25%	03/01/22	$1,250	$1,326,387
Series 2005, RB (INS-AGM) (c)	5.25%	03/01/23	1,500	1,572,450
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,000	2,021,260
Illinois (State of) Finance Authority (University of Chicago); Series 1998 B, RB (a)(b)	3.38%	02/03/14	1,000	1,053,770
Illinois (State of) Student Assistance Commission; Series 2009, Student Loan RB (INS-AGC) (c)	3.15%	05/01/14	2,000	2,009,120
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/12	2,000	2,039,420
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/16	1,000	1,095,340
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS-AGM) (c)	5.50%	02/01/28	1,500	1,612,470
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS-NATL) (c)	5.25%	01/01/23	4,000	4,328,840
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	02/01/23	5,795	6,158,057
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	4.38%	10/01/21	1,000	1,029,210
Northern Illinois Municipal Power Agency (Prairie State); Series 2007 A, RB (INS-NATL) (c)	5.00%	01/01/19	1,000	1,080,470
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	2,000	1,989,600
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,142,340
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,647,107
Will County Community Unit School District No. 365-U (Valley View); Series 2011 B, Ref. Unlimited Tax GO School Bonds	5.00%	11/01/17	1,060	1,181,243
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Jr. College); Series 2008, Alternative Revenue Source Unlimited Tax GO Bonds	5.75%	06/01/27	1,435	1,552,871

				80,710,532

Indiana—1.27%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,099,790
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 B, Ref. Economic Development RB (a)(b)	1.00%	09/01/11	1,500	1,500,000
Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group); Series 2005 A-6, RB (a)(b)	5.00%	06/01/14	3,500	3,858,925
Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana Obligated Group); Series 2004 A, Hospital RB	5.38%	03/01/19	1,000	1,041,290
Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (c)	5.25%	01/01/29	1,040	1,094,725
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (c)	5.13%	01/15/24	2,285	2,504,703
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-CIFG) (c)	5.00%	01/15/22	2,470	2,518,930
Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR (a)(b)	6.25%	06/02/14	1,000	1,109,760
Series 2009 B, Ref. PCR (a)(b)	6.25%	06/02/14	500	554,880
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (c)	5.00%	10/01/23	400	427,736
Zionsville Community Schools Building Corp.; Series 2002, First Mortgage RB (e)	5.00%	07/15/11	720	724,140

				16,434,879

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—1.82%
Des Moines (City of); Series 2011 A, Unlimited Tax GO Bonds	3.00%	06/01/17	$3,050	$3,276,707
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/18	1,000	1,112,400
Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/19	500	553,235
Series 2009 F, Health Facilities RB (a)(b)	5.00%	08/15/12	1,000	1,045,160
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	4.00%	12/01/13	1,500	1,565,595
Series 2009-1, RB	5.00%	12/01/15	2,500	2,727,725
Series 2009-1, RB	5.00%	12/01/16	2,525	2,752,275
Series 2009-1, RB	5.25%	12/01/17	2,500	2,716,200
Series 2009-1, RB	5.25%	12/01/18	2,500	2,669,225
Series 2009-2, RB	5.40%	12/01/23	2,500	2,588,175
Series 2009-3, RB	5.00%	12/01/19	2,500	2,598,050

				23,604,747

Kansas—0.58%
Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (c)	5.00%	06/01/21	1,000	1,135,070
Johnson (County of) Water District No. 1; Series 2001, Ref. RB	5.00%	06/01/11	1,770	1,770,000
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,146,520
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,678,991
Wyandotte County Unified School District No. 500; Series 2001, Unlimited Tax GO Bonds (INS-AGM) (c)	5.50%	09/01/11	1,750	1,773,117

				7,503,698

Kentucky—2.64%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (c)	5.25%	02/01/28	1,030	1,013,633
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2008 A-1, Sub. RB (INS-AGC) (c)	5.75%	12/01/28	550	577,588
Kentucky (State of) Economic Development Finance Authority (Republic Services, Inc.); Series 2010 B, Ref. Solid Waste RB (a)(b)	1.00%	09/01/11	1,000	1,000,000
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS-AGM) (c)	4.00%	09/01/16	800	874,120
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/21	5,860	6,533,490
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/22	4,560	5,003,688
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/23	1,000	1,085,080
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	1,500	1,653,645
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,824,225
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,457,200
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (c)	5.00%	10/01/24	2,000	2,157,680

				34,180,349

Louisiana—3.61%
Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS-AGC) (c)	2.75%	11/01/14	600	619,770
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, RB (INS-AGM) (c)	5.25%	01/01/28	1,000	1,024,850
Lafayette (City of); Series 2010, Utilities RB	5.00%	11/01/26	2,500	2,627,325
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (c)	4.00%	04/01/18	1,600	1,729,584
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS-AGC) (c)	3.00%	05/01/14	$1,000	$1,042,030
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS-AGC) (c)	4.00%	04/01/16	1,435	1,575,113
Series 2009, Ref. RB (INS-AGC) (c)	4.00%	04/01/18	1,555	1,699,724
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,122,040
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (c)	5.00%	10/01/26	1,500	1,552,080
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (c)	5.00%	02/01/29	1,000	1,032,960
Louisiana (State of) Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, FHA Insured Mortgage RB (INS-NATL) (c)	5.00%	07/01/14	1,000	1,085,040
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-CIFG) (c)	5.00%	07/01/22	500	510,755
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS-AGC) (c)	5.75%	07/01/18	900	961,425
Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,600,875
Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,094,010
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,093,130
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,087,630
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS-AMBAC) (c)	5.00%	06/01/18	1,000	1,083,300
Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS-NATL) (c)	4.50%	06/01/21	1,000	1,046,750
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.00%	06/01/16	1,000	1,079,110
Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.25%	06/01/14	1,280	1,377,126
Series 2006 C-3, Assessment RB (INS-AGC) (c)	6.13%	06/01/25	1,550	1,735,721
Monroe (City of) (Economic Development — Garret Rd.);
Series 2008, Ref. & Sales Tax Increment RB (INS-AGC) (c)	5.25%	03/01/22	1,300	1,334,749
Series 2008, Ref. & Sales Tax Increment RB (INS-AGC) (c)	5.38%	03/01/24	1,000	1,022,240
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone CFC RB	5.00%	01/01/16	1,250	1,344,900
Series 2009 A, Gulf Opportunity Zone CFC RB	5.13%	01/01/17	1,730	1,861,861
Series 2009 A, Gulf Opportunity Zone CFC RB	5.25%	01/01/18	1,575	1,691,204
Series 2009 A, Gulf Opportunity Zone CFC RB	5.50%	01/01/19	1,100	1,190,156
Series 2009 A, Gulf Opportunity Zone CFC RB	5.75%	01/01/20	1,890	2,049,762
Series 2009 A, Gulf Opportunity Zone CFC RB	6.00%	01/01/25	1,000	1,050,510
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring RB (INS-AGC) (c)	5.00%	01/01/19	500	541,420
Series 2009 A-1, Ref. & Restructuring RB (INS-AGC) (c)	6.00%	01/01/23	1,025	1,163,293
New Orleans (City of); Series 2009, Ref. Sewage Service RB (INS-AGC) (c)	6.25%	06/01/29	1,000	1,054,960
Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	1,200	1,261,068
Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,454,193
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,000	965,470
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,001,290

				46,767,424

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maine—0.41%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.00%	12/15/19	$750	$832,193
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.00%	12/15/20	870	955,895
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.50%	12/15/23	950	1,041,295
Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,525,100

				5,354,483

Maryland—0.41%
Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	265,088
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,076,130
Series 2008, RB (INS-AGC) (c)	5.00%	07/01/20	1,000	1,075,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group);
Series 2008 B, RB (a)(b)	5.00%	05/15/13	1,000	1,077,080
Series 2008 B, RB (a)(b)	5.00%	05/15/15	715	802,001
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,047,120

				5,342,419

Massachusetts—0.76%
Massachusetts (State of) Health & Educational Facilities Authority (Baystate Medical Center); Series 2009 K-1, RB (a)(b)	5.00%	07/01/13	2,500	2,656,200
Massachusetts (State of) Health & Educational Facilities Authority (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (c)	4.00%	11/15/17	730	772,983
Massachusetts (State of) Health & Educational Facilities Authority (Lesley University); Series 2009 A, RB (INS-AGC) (c)	5.00%	07/01/23	1,095	1,172,296
Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 T-2, RB (a)(b)	4.10%	04/19/12	1,485	1,533,485
Massachusetts (State of) Health & Educational Facilities Authority (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,600,725
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (c)	4.00%	11/01/16	1,860	2,071,073

				9,806,762

Michigan—7.24%
Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.50%	05/01/15	755	857,476
Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS-AMBAC) (c)	5.00%	05/01/15	1,110	1,217,770
Central Michigan University Board of Trustees;
Series 2009, Ref. General RB	5.00%	10/01/13	1,430	1,547,060
Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,666,647
Detroit (City of);
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/14	1,445	1,578,345
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/16	1,000	1,112,490
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/19	1,000	1,089,700
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/20	1,000	1,086,460
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	3.25%	05/01/15	1,475	1,535,623
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—(continued)
Michigan (State of) Building Authority (Facilities Program);
Series 2003 I, Ref. RB (INS-AGM) (c)	5.25%	10/15/16	$4,315	$4,688,118
Series 2009 I, Ref. RB (INS-AGC) (c)	5.00%	10/15/23	7,150	7,685,749
Series 2009 I, Ref. RB (INS-AGC) (c)	5.25%	10/15/24	1,040	1,124,978
Series 2009 II, RB	4.00%	10/15/15	1,000	1,064,000
Series 2009 II, RB	4.00%	10/15/16	1,950	2,078,641
Series 2009 II, RB (INS-AGM) (c)	5.00%	10/15/21	1,180	1,295,227
Series 2009 II, RB (INS-AGM) (c)	5.00%	10/15/22	520	564,366
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB (a)(b)	2.63%	06/30/14	2,250	2,319,435
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	540	553,819
Series 2009, Ref. RB	4.00%	11/15/14	655	674,126
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,557,045
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,083,390
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,221,429
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.17%	10/15/38	25,000	25,000,000
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,664,531
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	325,347
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	541,400
Series 2009 C, State Qualified School RB (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	2,035,370
Series 2009 C, State Qualified School RB (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,059,039
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 1995 CC, Ref. Limited Obligation PCR (INS-AMBAC) (a)(b)(c)	4.85%	09/01/11	2,025	2,040,370
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,422,460
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,637,610
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,065,830
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,229,560
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,145,480
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	1,898,451
Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	05/01/18	1,710	1,870,124
Wayne State University;
Series 2007 A, General RB (INS-NATL) (c)	5.00%	11/15/12	1,190	1,258,842
Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,290,960
Wyandotte (City of); Series 2009 A, Ref. & Electric System RB (INS-AGC) (c)	5.25%	10/01/28	250	259,820
Ypsilanti School District;
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	4.00%	05/01/14	1,985	2,117,221
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	05/01/18	1,270	1,438,237

				93,902,546

Minnesota—2.27%
Duluth Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/13	1,325	1,389,090
Series 2009 B, COP	4.00%	03/01/14	1,360	1,449,801
Series 2009 B, COP	4.00%	03/01/15	1,400	1,509,802
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS-AGM) (c)	5.00%	08/15/19	1,400	1,582,588
Series 1995 B, Health Care RB (INS-AGM) (c)	5.00%	08/15/21	1,350	1,503,508
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	814,833
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Sub. Ref. RB (INS-NATL) (c)	5.00%	01/01/19	2,930	3,150,307
Series 2009 A, Sr. Ref. RB	4.00%	01/01/16	135	146,736
Series 2009 A, Sr. Ref. RB	5.00%	01/01/20	1,000	1,122,830
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	4.00%	02/15/14	$1,000	$1,060,770
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	4.00%	02/15/20	1,500	1,554,660
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	5.00%	02/15/16	570	636,490
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	5.00%	02/15/21	1,500	1,645,560
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,085,420
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,092,460
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,062,550
Series 2009 Six-X, RB	5.00%	04/01/24	500	526,955
Minnesota Housing Finance Agency;
Series 2009 A, Residential Housing Finance RB	5.20%	01/01/23	905	949,182
Series 2009 B, Residential Housing Finance RB	5.45%	07/01/24	830	869,649
St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	551,800
Series 2010 B, Health Care RB	5.00%	05/01/13	595	634,121
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,115,460
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,604,182
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,318,398

				29,377,152

Mississippi—0.69%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,748,274
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (c)	5.00%	07/01/24	1,000	1,073,450
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS-AGM) (c)	5.00%	07/01/19	1,160	1,271,197
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (c)	5.00%	07/01/16	1,000	1,108,040
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,116,805
Rankin County School District; Series 2001, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	10/01/11	1,625	1,650,285

				8,968,051

Missouri—1.21%
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	514,300
Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,077,410
Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,044,960
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,349,663
Missouri (State of) Development Finance Board (Missouri Association Municipal Utilities); Series 1999, VRD Lease RB (f)(h)	5.50%	12/01/22	535	535,000
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, Health Facilities RB	5.00%	11/15/20	1,000	1,095,890
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,132,950
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,159,991
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (c)	5.00%	07/01/20	1,125	1,180,226
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-AGC) (c)	5.00%	07/15/21	1,500	1,615,215

				15,705,605

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Montana—0.56%
Gallatin (County of) Airport Authority (PFC Supported); Series 2009, RB	4.38%	06/01/29	$1,500	$1,458,090
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	422,180
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	400	402,100
Montana (State of) Facility Finance Authority (Master Loan Program — Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB	4.63%	07/01/18	1,010	1,140,815
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,040,540
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,804,375

				7,268,100

Nebraska—0.04%
Douglas County School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO Bonds	5.45%	06/15/22	500	526,090

Nevada—2.36%
Clark (County of) (Bond Bank); Series 2006, Limited Tax GO Bonds (INS-AMBAC) (c)	5.00%	11/01/21	5,235	5,643,644
Clark (County of);
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (c)	5.00%	07/01/22	1,000	1,069,880
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (c)	5.00%	07/01/23	4,000	4,228,520
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (c)	5.00%	07/01/24	1,790	1,867,274
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (c)	5.00%	07/01/25	1,500	1,537,515
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,179,500
Clark County School District; Series 2004 A, Ref. Limited Tax GO Bonds (INS-AGM) (c)	5.00%	06/15/16	5,000	5,417,750
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,312,790
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	572,135
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS-AGM) (c)	5.00%	06/01/15	750	810,645
Series 2004 C, Hospital RB (INS-AGM) (c)	5.00%	06/01/17	1,365	1,482,800
Series 2005 A, Hospital RB (INS-AGM) (c)	5.25%	06/01/17	1,300	1,428,206

				30,550,659

New Hampshire—0.41%
Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,879,430
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	547,680
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	535,243
Series 2011, RB	5.50%	10/01/26	510	523,714
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	440	457,450
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	220	225,836
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,185	1,199,801

				5,369,154

New Jersey—1.97%
New Jersey (State of) Economic Development Authority (Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,468,830
Series 2010 A, RB	5.25%	06/01/20	1,295	1,314,490
New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB	5.50%	06/15/16	1,805	1,918,950
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	705,865
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,728,219
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Bayonne Hospital Obligated Group); Series 1994, RB (INS-AGM) (c)	6.25%	07/01/12	$1,030	$1,030,278
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,220,040
Series 2009 H, RB	5.00%	01/01/21	2,000	2,191,960
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (c)	5.00%	12/01/21	1,130	1,218,603
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (c)	5.38%	12/01/26	500	530,440
Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	3,933,193
Paterson (City of); Series 2009, General Improvement Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	06/15/16	200	220,256
Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS-AGC) (c)	4.00%	06/15/12	1,135	1,164,238
Series 2010, Ref. COP (INS-AGC) (c)	4.00%	12/15/12	1,285	1,331,864
Series 2010, Ref. COP (INS-AGC) (c)	4.00%	06/15/15	1,345	1,429,385
Series 2010, Ref. COP (INS-AGC) (c)	4.00%	12/15/15	1,395	1,487,209
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,626,905

				25,520,725

New York—2.42%
Amherst Development Corp. (UBF Faculty-Student Housing Corp. — Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (c)	4.00%	10/01/16	1,000	1,070,410
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	604,218
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	491,778
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	400,288
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,031,575
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,736,494
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,270,040
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,137,013
New York (City of); Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	870,510
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	547,235
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,200,008
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program); Series 2008 D, RB (INS-AGC) (c)	5.75%	10/01/24	1,000	1,120,470
New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB	5.00%	07/01/14	2,000	2,176,940
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/22	2,635	2,938,368
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 1994 C, Ref. PCR (a)(b)	3.00%	06/03/13	4,000	4,067,960
New York City Housing Development Corp.;
Series 2009 C-2, MFH RB	3.50%	05/01/13	1,085	1,086,161
Series 2009 L-2, MFH RB (a)(b)	2.00%	09/16/13	3,220	3,244,697
Niagara Falls Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (c)	4.00%	10/01/19	1,000	1,065,090
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	11/15/20	655	726,880
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	11/15/22	500	538,465

				31,324,600

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina—0.58%
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	$1,000	$1,094,070
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	3,863,230
North Carolina Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)(g)	0.17%	09/01/27	1,100	1,100,000
North Carolina Eastern Municipal Power Agency; Series 2008 C, Power System RB (INS-AGC) (c)	6.00%	01/01/19	330	370,775
Oak Island (Town of) (Waste Water); Series 2008 A, Enterprise System RB (INS-NATL) (c)	5.00%	06/01/20	1,065	1,146,366

				7,574,441

Ohio—4.53%
Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (c)	5.00%	03/01/16	2,675	3,060,601
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (c)	5.00%	03/01/18	2,010	2,304,525
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,134,890
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,270,940
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,260,968
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,009,115
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/12	930	947,549
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,462,204
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,002,389
Series 2007 A-2, Sr. Asset-Backed RB	5.38%	06/01/24	1,595	1,246,317
Cleveland (City of);
Series 2006 A, Airport System RB (INS-AMBAC) (c)	5.25%	01/01/21	3,980	4,117,668
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/18	2,000	2,140,360
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/19	2,000	2,123,600
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/20	4,000	4,180,720
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/23	2,000	2,018,140
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/27	1,000	967,890
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	260,025
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	180,945
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	250,942
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,310,830
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,090,250
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,090,080
Ohio (State of) (Republic Services, Inc.); Series 2010, Ref. VRD Solid Waste RB (a)(b)	1.00%	09/01/11	1,500	1,500,000
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	6,120	6,473,002
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,465,216
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB (a)(b)	4.88%	07/15/15	2,525	2,764,446
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,085,446

				58,719,058

Oklahoma—1.55%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,053,620
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,187,120
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,070,440
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,317,722
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma—(continued)
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	$300	$348,108
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	287,075
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	272,132
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,324,799
Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General Airport RB	4.00%	06/01/15	670	707,011
Series 2009 A, General Airport RB	5.38%	06/01/24	1,750	1,812,352
Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,186,320
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,501,800
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,085,920

				20,154,419

Oregon—0.84%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2009 B, RB (a)(b)	5.00%	07/15/12	1,000	1,042,370
Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,114,850
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	540,120
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,646,867
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	752,889
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,165,008
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,052,950
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,023,090
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (d)	0.00%	06/15/23	2,500	1,491,450

				10,829,594

Pennsylvania—6.30%
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	881,144
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	550,935
Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	4.50%	07/01/12	600	610,086
Lancaster (County of) Solid Waste Management Authority; Series 2009 B, Resource Recovery System RB	4.00%	12/15/12	2,000	2,077,320
Moon Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (f)(g)	0.20%	07/01/38	20,600	20,600,000
Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB (a)(b)	5.00%	06/01/12	1,000	1,032,970
Pennsylvania (State of) Economic Development Financing Authority (PPL Electric Utilities Corp.); Series 2008, Ref. PCR	4.00%	10/01/23	500	473,695
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,332,280
Series 2009, RB	5.00%	08/01/17	1,000	1,171,940
Series 2009, RB	5.00%	08/01/21	775	879,121
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,100	1,192,653
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,572,250
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pennsylvania (State of) Turnpike Commission;
Subseries 2008 C-1, Sub. RB (INS-AGC) (c)	6.00%	06/01/23	$500	$567,645
Subseries 2009 B, Sub. RB	5.00%	06/01/21	3,500	3,728,725
Subseries 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,617,275
Subseries 2011 A, RB	5.00%	12/01/22	1,500	1,684,590
Subseries 2011 A, RB	5.00%	12/01/23	1,500	1,671,780
Philadelphia (City of);
Series 2008 B, Limited Tax GO Bonds (INS-AGC) (c)	5.75%	07/15/17	1,000	1,121,010
Series 2008 B, Limited Tax GO Bonds (INS-AGC) (c)	6.00%	07/15/18	1,000	1,115,710
Series 2008 B, Limited Tax GO Bonds (INS-AGC) (c)	6.25%	07/15/23	2,000	2,187,940
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	4.50%	08/01/20	2,000	2,086,980
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/21	2,500	2,706,150
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/22	5,000	5,346,300
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (c)	5.00%	06/15/19	1,000	1,123,520
Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,092,660
Pittsburgh (City of) Water & Sewer Authority; Series 2008 C-1D, Ref. Sub. RB (INS-AGC) (a)(b)(c)	2.63%	09/01/12	1,000	1,012,880
Pittsburgh School District; Series 2009 A, Limited Tax GO Bonds (INS-AGC) (c)	4.00%	09/01/19	3,105	3,307,415
Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.63%	11/01/23	1,500	1,649,685
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS-AGC) (c)	6.00%	07/01/26	500	539,720
St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,536,035
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	2,924,153
University of Pittsburgh — Of the Commonwealth System of Higher Education (University Capital);
Series 2002 B, Ref. RB (a)(b)	5.50%	09/15/13	1,000	1,093,510
Series 2005 A, RB (a)(b)	5.50%	09/15/13	1,000	1,093,510
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (c)	5.50%	04/01/24	500	555,790
York (City of) Sewer Authority;
Series 2010, Gtd. Sewer RB (INS-AGC) (c)	5.00%	12/01/22	750	811,230
Series 2010, Gtd. Sewer RB (INS-AGC) (c)	5.00%	12/01/23	1,620	1,748,045

				81,696,652

Puerto Rico—0.62%
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 K, Ref. Government Facilities RB (INS-AGM) (c)	5.25%	07/01/27	1,200	1,220,496
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB (a)(e)	5.00%	08/01/11	3,000	3,024,210
First Subseries 2009 A, RB	5.00%	08/01/19	3,000	3,328,140
First Subseries 2010 A, RB	3.38%	08/01/16	500	524,340

				8,097,186

Rhode Island—1.00%
North Providence (Town of); Series 2010, Deficit Unlimited Tax GO Bonds (INS-AGM) (c)	3.00%	07/15/12	1,835	1,853,056
Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,251,246
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS-AGM) (c)	5.00%	05/15/15	1,000	1,103,030
Series 2009 A, Hospital Financing RB (INS-AGC) (c)	6.13%	05/15/27	500	547,695
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program — City of Woonsocket);
Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/19	2,145	2,305,317
Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/20	1,000	1,058,250
Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/22	2,535	2,645,095
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program — Pooled); Series 2007 B, RB (INS-AMBAC) (c)	5.00%	05/15/21	1,000	919,840
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island—(continued)
Rhode Island Health & Educational Building Corp. (University of Rhode Island-Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (c)	5.25%	09/15/29	$1,250	$1,311,088

				12,994,617

South Carolina—1.80%
Oconee (County of) (Duke Energy Carolinas LLC); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,052,890
Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,150	2,417,546
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,216,800
Rock Hill (City of);
Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (c)	4.00%	01/01/13	2,210	2,325,163
Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (c)	4.00%	01/01/15	2,405	2,617,939
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	880	944,222
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/13	790	836,136
Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,098,490
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,267,475
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,106,490
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health);
Series 2005 A, Ref. Hospital RB (INS-AGM) (c)	4.00%	08/01/17	1,500	1,553,775
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	529,915
South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB (INS-AMBAC) (c)	5.25%	10/01/22	1,390	1,479,210
Spartanburg (County of) Sanitary Sewer District; Series 2009 B, Ref. Sewer System Conv. RB (INS-AGC) (c)	4.00%	03/01/16	1,110	1,222,110
Spartanburg Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS-AGC) (c)	4.50%	04/15/27	1,735	1,659,892
Series 2008 D, Ref. Hospital RB (INS-AGC) (c)	5.25%	04/15/20	1,000	1,081,280

				23,409,333

South Dakota—0.68%
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,330,852
Series 2009, Water RB	5.00%	11/01/24	1,620	1,786,714
Series 2009, Water RB	5.00%	11/01/25	1,650	1,798,269
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,076,060
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	559,960
Series 2009, RB	5.00%	11/01/17	430	481,445
Series 2009, RB	5.00%	11/01/24	1,000	1,039,500
Series 2009, RB	5.25%	11/01/29	500	510,890
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	5.10%	05/01/18	250	267,150

				8,850,840

Tennessee—0.67%
Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. Hospital RB (INS-AGM) (c)	4.50%	10/01/16	2,500	2,734,400
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,051,320
Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,703,125
Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004, RB	5.00%	09/01/18	500	569,135
Series 2004, RB	5.00%	09/01/19	500	565,555
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (c)	5.00%	09/01/17	1,000	1,124,750

				8,748,285

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—9.23%
Austin (City of); Series 2001, Limited Tax GO Ctfs.	5.00%	09/01/11	$1,900	$1,922,743
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/24	1,500	1,630,740
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,436,608
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,735,375
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,698,400
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,670,225
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,639,475
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,262,536
Dallas & Fort Worth (Cities of) (Dallas/Fort Worth International Airport); Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,618,590
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.00%	02/15/19	1,200	1,274,688
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.15%	02/15/21	3,000	3,154,410
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,183,480
Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,911,140
Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,247,440
Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,119,120
Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,676,200
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	566,786
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	3.50%	10/01/13	750	793,485
Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,838,690
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (c)	5.00%	05/15/23	1,500	1,592,610
Harris County Cultural Education Facilities Finance Corp. (The Methodist Hospital System); Series 2009 B-1, Ref. RB (a)(b)	5.00%	06/01/12	1,630	1,700,693
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,147,720
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	7,777,573
Harrison County Health Facilities Development Corp. (Good Shepherd Health System); Series 2010, Hospital RB	3.00%	07/01/12	750	746,273
Houston (City of) (Convention & Entertainment Facilities Department);
Series 2001 A, Ref. Hotel Occupancy Tax & Special RB (INS-AMBAC) (c)	5.50%	09/01/11	2,500	2,520,675
Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AMBAC) (c)	5.25%	09/01/11	2,360	2,378,054
Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AMBAC) (c)	5.50%	09/01/11	1,600	1,613,232
Houston (City of);
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/15	325	365,079
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/16	250	285,295
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/17	340	388,821
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/18	500	570,740
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/19	250	280,500
La Vernia Higher Education Finance Corp. (KIPP, Inc.); Series 2009 A, Education RB	5.75%	08/15/24	365	371,409
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (c)	5.00%	10/01/27	1,230	1,295,055
Live Oak (City of); Series 2004, Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	08/01/16	390	424,301
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	500	452,210
Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS-AGM) (c)	5.88%	05/15/14	415	416,739
Series 2009, Ref. RB	5.25%	05/15/29	500	525,005
Lubbock Health Facilities Development Corp. (St. Joseph Health System); Series 2008 A, Ref. RB (a)(b)	3.05%	10/16/12	1,000	1,018,140
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.00%	02/15/13	$1,675	$1,711,967
Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,300,544
Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	1,950,525
Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,564,839
Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,152,437
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	556,665
Matagorda (County of) Navigation District No. 1 (AEP Texas Central Co.); Series 2008, Ref. PCR (a)(b)	1.13%	06/01/12	1,000	999,930
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (c)	5.00%	12/15/24	2,000	2,150,480
North Texas Municipal Water District; Series 2001, Water System RB (INS-NATL) (c)	5.00%	09/01/11	1,040	1,052,386
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,223,880
Series 2008 E-3, Ref. First Tier System RB (a)(b)	5.75%	01/01/16	2,410	2,716,528
Series 2008 H-2, Ref. First Tier System RB (a)(b)	5.00%	01/01/13	3,380	3,556,470
Series 2008 L-2, Ref. First Tier System RB (a)(b)	6.00%	01/01/13	1,000	1,067,280
Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,584,707
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	02/15/26	1,000	1,081,780
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/24	500	541,810
San Antonio (City of);
Series 1994 A, Ref. Electric & Gas Systems RB (e)	5.00%	02/01/12	35	36,121
Series 1994 A, Ref. Electric & Gas Systems RB	5.00%	02/01/12	2,340	2,414,014
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (c)	4.50%	10/01/27	1,000	990,250
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS-AGC) (c)	3.75%	09/01/14	1,000	1,052,130
Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/13	500	536,420
Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/22	595	619,645
Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/24	1,280	1,314,547
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,812,903
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/13	1,000	1,094,660
Series 2010 A, Hospital RB	5.00%	12/01/15	525	599,261
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,427,550
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,552,125
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS-NATL) (c)	5.00%	02/01/24	4,240	4,553,802
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/13	1,160	1,223,278
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	903,555
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,455,858
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	452,493
West Harris County Regional Water Authority;
Series 2005, Water System RB (INS-AGM) (c)	5.00%	12/15/17	1,000	1,104,850
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,147,050

				119,752,995

Utah—0.37%
Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	2,032,467
Local Building Authority of Salt Lake Valley Fire Service Area; Series 2008, Lease RB	5.00%	04/01/22	500	547,530
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah—(continued)
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	$625	$711,081
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,500,317

				4,791,395

Vermont—0.08%
Vermont Educational & Health Buildings Financing Agency (Fletcher Allen Heath Care); Series 2004 B, Hospital RB (INS-AGM) (c)	5.00%	12/01/22	1,000	1,046,970

Virgin Islands—0.98%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes - Diageo USVI, Inc.); Series 2009 A, Sub. Special Limited Obligation RB	6.75%	10/01/19	1,500	1,631,790
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	1,941,300
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,094,160
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,107,470
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,099,400
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,091,370
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	496,680
Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/15	500	547,080
Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/16	345	382,077
Series 2010 B, Sub. Lien Working Capital RB	5.00%	10/01/25	750	726,090
Series 2010 B, Sub. Lien Working Capital RB	5.25%	10/01/29	570	539,773
Virgin Islands (Government of) Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,037,890
Series 2010 B, Electric System RB (INS-AGM) (c)	5.00%	07/01/22	1,000	1,062,970

				12,758,050

Virginia—0.68%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	540,675
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,173,325
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,237,784
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,325,757
Virginia (State of) Resources Authority (Clean Water State Revolving Fund); Subseries 2008, RB	5.00%	10/01/29	1,315	1,419,030
York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR (a)(b)	4.05%	05/01/14	2,000	2,115,700

				8,812,271

Washington—1.90%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	517,355
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	306,729
Cowlitz (County of) (Cowlitz Sewer Operating Board — Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (c)	5.50%	11/01/19	2,500	2,799,025
Energy Northwest (No. 3); Series 2001 A, Ref. Electric RB (INS-AGM) (c)	5.50%	07/01/11	2,500	2,511,025
King (County of) Housing Authority (YWCA Family Village at Issaquah — Phase II); Series 2009, Housing RB	2.40%	01/01/13	1,450	1,456,452
Snohomish (County of);
Series 2001, Limited Tax GO Bonds (e)	5.25%	12/01/11	300	307,344
Series 2001, Limited Tax GO Bonds (e)	5.25%	12/01/11	2,385	2,445,507
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (CEP-FHA)	5.25%	08/01/23	985	1,044,622
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS-AGC) (c)	5.75%	08/15/29	450	475,709
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	$1,050	$1,169,354
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,369,186
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,969,569
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,242,078
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,003,670

				24,617,625

West Virginia—0.18%
West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2009 A, Ref. & Improvement RB	5.00%	09/01/13	1,000	1,058,750
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS-AGM) (c)	5.38%	06/01/28	1,200	1,243,416

				2,302,166

Wisconsin—1.26%
Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS-AGC) (c)	4.25%	10/01/15	1,510	1,668,505
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (a)(b)	4.75%	08/15/14	1,000	1,066,630
Series 2009 B, RB (a)(b)	5.13%	08/15/16	2,100	2,314,872
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,210,874
Series 2009 C, RB	5.00%	04/01/19	750	843,960
Series 2009 C, RB	5.00%	04/01/20	750	826,462
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,069,451
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	924,317
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,181,655
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,206,189
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-AMBAC) (c)	5.00%	12/15/16	855	923,768
Wisconsin (State of); Series 1993 2, Ref. Unlimited Tax GO Bonds	5.13%	11/01/11	2,000	2,040,700

				16,277,383

Wyoming—0.51%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, Hospital RB	3.00%	12/01/12	1,000	1,025,260
Series 2009, Hospital RB	4.00%	12/01/15	1,285	1,373,048
Series 2009, Hospital RB	5.00%	12/01/17	1,170	1,289,106
Series 2009, Hospital RB	5.00%	12/01/18	545	589,995
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,266,264
Wyoming Municipal Power Agency; Series 2008 A, Power Supply System RB	5.38%	01/01/25	1,000	1,072,580

				6,616,253

TOTAL INVESTMENTS (i)—99.70% (Cost $1,242,687,187)				1,293,094,916

OTHER ASSETS LESS LIABILITIES—0.30%				3,942,146

NET ASSETS—100.00%				$1,297,037,062

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.*

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

CEP	—	Credit Enhancement Provider

CFC	—	Customer Facility Charge

CIFG	—	CIFG Assurance North America, Inc.

Conv.	—	Convertible

COP	—	Certificates of Participation

Ctfs.	—	Certificates

FHA	—	Federal Housing Administration

FIRST	—	Fund for Infrastructure, Roads, Schools & Transit

FTA	—	Federal Transit Administration

GO	—	General Obligation

Gtd.	—	Guaranteed

INS	—	Insurer

Jr.	—	Junior

LOC	—	Letter of Credit

MFH	—	Multi-Family Housing

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PFC	—	Passenger Facility Charges

RAB	—	Revenue Anticipation Bonds

RAC	—	Revenue Anticipation Certificates

RB	—	Revenue Bonds

Ref.	—	Refunding

RN	—	Revenue Notes

Sec.	—	Secured

SGI	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Zero coupon bonds issued at a discount.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2011 represented 0.04% of the Fund’s Net Assets.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Corp.	14.4%
Assured Guaranty Municipal Corp.	13.3

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Tax-Free Intermediate Fund

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,293,094,916	$—	$1,293,094,916
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $19,827,892 and $74,940,466, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$51,753,373
Aggregate unrealized (depreciation) of investment securities	(1,345,644)

Net unrealized appreciation of investment securities	$50,407,729

Cost of investments is the same for tax and financial statement purposes.
Invesco Tax-Free Intermediate Fund

Invesco Van Kampen High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-HYM-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—106.29%

Alabama—1.10%

Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$5,500	$5,229,675
Courtland (Town of) Industrial Development Board (Champion International Corp.); Series 1999, Ref. Solid Waste Disposal RB (a)	6.00%	08/01/29	1,235	1,235,087
Courtland (Town of) Industrial Development Board (International Paper Company);
Series 2003 A, Ref. Environmental Improvement RB (a)	5.80%	05/01/22	3,280	3,301,615
Series 2003 B, Ref. Environmental Improvement RB (a)	6.25%	08/01/25	7,000	7,085,960
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2002 A, RB (b)(c)	8.13%	12/01/12	4,000	4,498,360
Series 2002 A, RB (b)(c)	8.25%	12/01/12	7,750	8,729,445
Series 2007, RB	5.50%	01/01/28	1,000	797,420
Series 2007, Retirement Facilities RB	5.50%	01/01/43	13,170	9,433,276
Series 2008 A, RB	6.88%	01/01/43	4,470	3,858,459
Mobile Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	—
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	7,000	7,284,970
Valley (City of) Lanier Memorial Hospital Special Care Facilities Financing Authority (Lanier Memorial Hospital);
Series 1997 A, RB	5.60%	11/01/16	1,395	1,309,891
Series 1997 A, RB	5.65%	11/01/22	1,750	1,508,080

				54,272,238

Alaska—0.38%

Alaska Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(e)	5.25%	12/01/26	3,690	3,344,063
Alaska Industrial Development & Export Authority (Upper Lynn Canal Regional Power Supply System);
Series 1997, Power RB (a)	5.80%	01/01/18	830	807,208
Series 1997, Power RB (a)	5.88%	01/01/32	2,945	2,593,897
Juneau (City & Borough of) (St. Ann’s Care Center); Series 1999, Nonrecourse RB	6.88%	12/01/25	12,020	11,459,387
Northern Tobacco Securitization Corp.; Series 2006 C, Second Subordinate Asset-Backed CAB RB (f)	0.00%	06/01/46	20,860	350,865

				18,555,420

Arizona—4.92%

Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center);
Series 2001 A, Hospital RB	7.25%	12/01/19	6,850	6,652,035
Series 2001 A, Hospital RB	7.63%	12/01/29	11,750	10,955,465
Series 2002 A, Hospital RB	7.13%	12/01/24	3,000	2,824,470
Cochise (County of) Industrial Development Authority (Sierra Vista Community Hospital); Series 1996 A, RB	6.75%	12/01/26	5,085	5,084,237
Cochise (County of) Industrial Development Authority (Sierra Vista Regional Health Center); Series 2001, Hospital RB	7.75%	12/01/30	2,555	2,594,526
Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona);
Series 2003, RB (b)(c)	7.50%	03/01/13	6,560	7,477,154
Series 2007, Ref. IDR	5.70%	07/01/42	16,830	13,019,183
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (c)(g)	6.00%	05/01/14	9,775	10,602,649
Maricopa (County of) Pollution Control Corp. (El Paso Electric Co.); Series 2009 A, RB	7.25%	02/01/40	2,000	2,216,340
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 1999 A, RB	6.38%	08/15/29	9,700	8,799,161
Series 1999 A, RB	6.50%	08/15/31	3,500	3,202,605
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—(continued)

Phoenix (City of) Civic Improvement Corp. (Civic Plaza); Series 2005 A, Sub. Excise Tax RB (INS-BHAC) (e)(h)	5.00%	07/01/41	$22,500	$22,626,900
Phoenix (City of) Civic Improvement Corp.; Series 2008 A, Sr. Lien Airport RB (h)	5.00%	07/01/24	5,000	5,264,600
Phoenix (City of) Civic Improvement Corp.; ,
Series 2008 A, Sr. Lien Airport RB (h)	5.00%	07/01/22	3,500	3,745,105
Series 2008 A, Sr. Lien Airport RB (h)	5.00%	07/01/26	5,000	5,182,250
Series 2009 A, Jr. Lien Water System RB (h)	5.00%	07/01/27	8,935	9,620,136
Series 2009 A, Jr. Lien Water System RB (h)	5.00%	07/01/28	6,785	7,266,396
Series 2009 A, Jr. Lien Water System RB (h)	5.00%	07/01/29	5,500	5,854,970
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facilities RB	5.80%	12/01/36	4,385	3,270,640
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	2,525	2,164,556
Series 2006, Education Facility RB	6.38%	06/01/36	3,840	3,074,458
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	12,000	10,953,960
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Education Facility RB	7.50%	08/01/33	4,345	4,252,582
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,403,248
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	1,000	883,040
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB (a)(i)	5.60%	12/01/22	2,000	1,762,580
Series 2006, Water & Wastewater RB (a)(i)	5.75%	12/01/32	7,120	5,780,443
Series 2008, Water & Wastewater RB (a)	7.50%	12/01/38	10,000	9,798,500
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education RB	7.50%	11/01/33	3,030	2,243,079
Series 2005, Educational Facilities RB	6.75%	11/01/33	2,865	1,937,485
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	1,590	1,415,068
Series 2006, Education Facility RB	6.75%	04/01/36	2,805	2,387,700
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Educational Facilities RB (d)	7.00%	09/01/35	5,092	2,545,644
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	3,073,141
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Educational Facilities RB	7.50%	02/01/34	4,300	3,434,582
Quechan Indian Tribe of Fort Yuma (Indian Reservation California and Governmental Projects); Series 2008, RB	7.00%	12/01/27	5,310	4,949,185
Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/12	1,575	1,527,026
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (i)	7.13%	07/01/27	2,609	2,469,888
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/14	496	433,578
Sundance Community Facilities District; Series 2004, Unlimited Tax GO Bonds (b)(c)(i)	6.25%	07/15/14	1,000	1,165,520
Tucson (City of) Industrial Development Authority (Catalina Assisted); Series 2000 A, Housing RB (a)	6.50%	07/01/31	4,710	2,588,616
University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	11,480	9,844,674
Series 2009, Hospital RB	6.25%	07/01/29	1,150	1,185,938
Series 2009, Hospital RB	6.50%	07/01/39	1,600	1,631,072
Verrado Community Facilities District No. 1;
Series 2003, Unlimited Tax GO Bonds	6.50%	07/15/27	7,600	6,928,008
Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	4,528,701
Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	4,000	4,114,240
Yavapai (County of) Industrial Development Authority (Waste Management Inc.); Series 2003, Solid Waste RB (a)(i)	4.90%	03/01/28	3,000	2,818,440
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—(continued)

Yavapai (County of) Industrial Development Authority (Yavapai Regional Medical Center); Series 2003 A, Hospital Facilities RB	6.00%	08/01/33	$4,000	$3,899,200

				242,452,974

California—8.62%

Agua Mansa Industrial Growth Association (Community Facilities District No. 2002-1); Series 2003, Special Tax Bonds (LOC-American Express Co.) (j)	6.50%	09/01/33	6,975	6,861,377
Alameda (County of) Corridor Transportation Authority; Series 2004 A, Sub. Lien CAB RB (INS-AMBAC) (e)(k)	5.40%	10/01/24	3,190	2,626,167
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	2,000	2,046,100
Series 2010 B, RB	6.63%	01/01/17	2,000	1,995,260
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (e)(h)	5.00%	09/15/32	14,990	15,194,614
Beaumont (City of) Financing Authority;
Series 2003 A, Local Agency RB (b)(c)	7.00%	09/01/13	4,935	5,727,117
Series 2004 D, Special Tax Local Agency RB	5.80%	09/01/35	2,875	2,560,302
Series 2005 A, Special Tax Local Agency RB	5.60%	09/01/25	1,000	960,830
Series 2005 A, Special Tax Local Agency RB	5.65%	09/01/30	2,000	1,841,740
Series 2005 A, Special Tax Local Agency RB	5.70%	09/01/35	2,000	1,778,220
Blythe (City of) Redevelopment Agency (Redevelopment Project No. 1); Series 2004, Tax Allocation Bonds	5.75%	05/01/34	4,000	3,257,720
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.);
Series 2006 Sub. Series C, CAB RB (f)	0.00%	06/01/55	20,000	154,200
Series 2006 Sub. Series D, CAB RB (f)	0.00%	06/01/55	20,000	108,200
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	851,470
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facilities RB (i)	6.13%	07/01/38	2,860	2,474,472
Series 2008 B, Educational Facilities RB (i)	6.13%	07/01/43	2,000	1,708,020
Series 2008 B, Educational Facilities RB (i)	6.13%	07/01/48	3,840	3,239,539
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facilities RB (i)	6.00%	07/01/38	670	569,828
Series 2008 A, Educational Facilities RB (i)	6.13%	07/01/48	2,415	2,037,366
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Waste Disposal RB (a)(g)	5.13%	11/01/23	4,000	4,090,840
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	1,965,900
California (State of) Statewide Communities Development Authority (Aspire Public Schools); Series 2010, School Facility RB	6.38%	07/01/45	8,000	7,565,760
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	6,500	5,448,625
California (State of) Statewide Communities Development Authority (CHF-Irvine-LLC-UCI East Campus); Series 2008, RB	6.00%	05/15/40	5,000	4,866,050
California (State of) Statewide Communities Development Authority (Elder Care Alliance); Series 2002 A, RB (b)(c)	8.00%	11/15/12	4,000	4,501,280
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (i)	5.13%	04/01/37	8,000	6,453,040
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,220	2,769,586
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	3,100	3,061,033
Series 2007, RB	5.63%	06/01/33	4,940	4,202,804
California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	1,985	1,887,953
California (State of) Statewide Communities Development Authority (Notre Dame De Namur University); Series 2003, RB	6.63%	10/01/33	2,500	2,242,500
California (State of) Statewide Communities Development Authority (San Francisco Art Institute); Series 2002, RB (Acquired 07/05/02, Cost $5,250,000)	7.38%	04/01/32	5,250	4,644,465
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

California (State of) Statewide Communities Development Authority (Senior Living Southern California);
Series 2009, RB	7.00%	11/15/29	$1,745	$1,855,773
Series 2009, RB	7.25%	11/15/41	3,500	3,708,180
California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law);
Series 2008 A, RB(i)	7.25%	10/01/32	2,000	2,042,360
Series 2008 A, RB(i)	7.25%	10/01/38	15,000	15,205,950
California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda);
Series 2007, Special Tax RB	6.00%	09/01/37	6,185	4,936,805
Series 2007, Tax Allocation RB	6.00%	09/01/29	2,735	2,349,693
California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment Bonds	6.63%	09/02/38	7,610	6,620,167
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,422,928
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	5,188,359
Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation Bonds	7.00%	08/01/32	3,750	3,893,100
Contra Costa (County of); Series 1999 C, MFH RB (a)(i)	6.75%	12/01/30	2,725	2,387,809
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax Bonds	6.50%	09/01/23	1,435	1,398,235
Series 2008, Special Tax Bonds	6.75%	09/01/28	2,950	2,802,883
Series 2008, Special Tax Bonds	6.88%	09/01/38	5,140	4,740,622
Fontana (City of) Community Facilities District No. 11; Series 1999 B, Special Tax Bonds	6.50%	09/01/28	1,770	1,770,071
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South);
Series 2004, Special Tax Bonds	5.85%	09/01/25	3,695	3,593,794
Series 2004, Special Tax Bonds	6.00%	09/01/34	5,000	4,562,500
Foothill/Eastern Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (e)(f)	0.00%	01/15/18	2,300	1,477,106
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Asset-Backed RB (INS-BHAC) (e)(h)	5.00%	06/01/45	40,380	35,989,079
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	10,000	6,756,000
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	27,020	16,807,251
Hawthorne (City of) Community Facilities District No. 2006-1;
Series 2006, Special Tax Bonds	5.00%	09/01/30	3,000	2,017,350
Series 2006, Special Tax Bonds	5.00%	09/01/36	2,000	1,235,640
Hesperia Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SYNCORA) (e)	5.00%	09/01/31	1,495	1,060,314
Imperial Beach Public Finance Authority (Palm Avenue/Commercial Redevelopment);
Series 2003 A, Tax Allocation Bonds	5.85%	06/01/28	1,000	879,510
Series 2003 A, Tax Allocation RB	6.00%	06/01/33	3,000	2,547,180
Indio (City of) Redevelopment Agency (Merged Project Area); Series 2004 B, Sub. Tax Allocation Bonds (b)(c)	6.38%	08/15/14	3,500	4,105,920
Indio (City of) Redevelopment Agency; Series 2004 B, Sub. Tax Allocation Bonds (b)(c)	6.50%	08/15/14	1,410	1,598,771
Jurupa (City of) Community Services District Community Facilities District No. 4; Series 2004, Special Tax Bonds	5.70%	09/01/34	4,000	3,462,440
La Verne (City of) (Brethren Hillcrest Home); Series 2003 B, RB COP	6.63%	02/15/25	4,500	4,342,590
Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek); Series 2003, Special Tax Bonds	6.00%	09/01/33	1,000	903,510
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax Bonds	6.40%	09/01/22	655	656,376
Los Angeles (City of) Regional Airports Improvement Corporation Series 1996, Ref. Facilities Sublease International Airport RB	6.35%	11/01/25	4,225	4,138,937
Morongo Band of Mission Indians (Enterprise Casino); Series 2008, Enterprise RB (i)	6.50%	03/01/28	5,515	5,185,313
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax Bonds	6.00%	09/01/27	1,000	953,050
Series 2004 B, Special Tax Bonds	6.00%	09/01/34	2,000	1,792,760
North Star (City of) Community Services District; Series 2005, Special Tax Bonds	5.45%	09/01/28	1,000	770,140
Oakley (City of) Public Finance Authority;
Series 2004, RB	6.00%	09/02/28	935	884,043
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Series 2004, RB	6.00%	09/02/34	$935	$838,106
Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements); Series 2010, Special Tax RB	6.00%	10/01/40	3,000	2,785,800
Perris (City of) Community Facilities District No. 01-2; Series 2002 A, Special Tax Bonds	6.38%	09/01/32	5,000	4,939,250
Perris (City of) Public Financing Authority;
Series 1995 D, Special Tax Local Agency RB	7.88%	09/01/25	1,655	1,657,284
Series 2006, Tax Allocation RB	5.35%	10/01/36	2,350	1,758,740
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	4,315	4,336,057
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Antolia); Series 2003, Special Tax Bonds	6.00%	09/01/28	1,045	993,231
Series 2005, Special Tax Bonds	5.50%	09/01/37	2,000	1,639,560
Riverside (County of) Redevelopment Agency (Mid County Redevelopment); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,570,494
Riverside Unified California School District Community Facilities School District No. 15 (Improvement Area No. 1);
Series 2004, Special Tax Bonds	5.55%	09/01/30	2,000	1,791,580
Series 2004, Special Tax Bonds	5.60%	09/01/34	1,845	1,601,091
Roseville (City of) Fountains Community Facilities District No. 1; Series 2008, Special Tax Bonds	6.13%	09/01/38	1,000	930,650
Sacramento (County of) Community Facilities District No. 05-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	11,110	8,615,805
San Bernardino (City of) Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/36	7,650	1,344,335
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/37	13,130	2,142,422
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/38	13,515	2,052,253
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/39	13,895	1,963,086
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/40	14,280	1,887,388
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (e)(f)	0.00%	08/01/41	14,080	1,721,139
San Francisco (City & County of) Redevelopment Agency (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation Bonds	6.25%	08/01/28	1,000	975,260
Series 2009 D, Tax Allocation Bonds	6.50%	08/01/30	1,000	989,100
Series 2009 D, Tax Allocation Bonds	6.63%	08/01/39	1,000	993,440
San Gorgonio (City of) Memorial Health Care District Election 2006; Series 2006, Unlimited Tax GO Bonds	7.20%	08/01/39	13,000	13,917,020
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (a)	6.40%	12/01/41	14,123	11,107,033
San Jose (City of) Community Facilities District (No. 9 Bailey/Hwy 101);
Series 2003, Special Tax Bonds	6.60%	09/01/27	2,000	1,966,520
Series 2003, Special Tax Bonds	6.65%	09/01/32	2,630	2,446,452
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation Bonds	7.00%	09/01/36	3,500	3,784,970
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, Tobacco Settlement CAB RB (f)	0.00%	06/01/41	15,395	741,577
Series 2007 A, Tobacco Settlement CAB RB (f)	0.00%	06/01/47	30,000	787,800
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation Bonds	6.15%	12/01/43	4,400	2,653,244
Series 2008 A, Tax Allocation Bonds	6.00%	12/01/33	1,475	889,263
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/45	18,085	812,197
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/46	18,085	740,581
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/47	18,085	675,113
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/48	18,085	615,252
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/49	18,085	560,635
Series 2008 A, Tax Allocation CAB Bonds (f)	0.00%	12/01/50	18,085	512,167
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	7,000	4,531,660
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	18,190	11,278,891
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Sweetwater Union High School District (Election 2000); Series 2004 C, Unlimited Tax GO Bonds (INS-AGM) (e)(h)	5.00%	08/01/29	$15,160	$15,284,767
Tobacco Securitization Authority of Southern California;
Series 2006, Tobacco Settlement First Sub. CAB RB (f)	0.00%	06/01/46	35,000	792,750
Series 2006, Tobacco Settlement Second Sub. CAB RB (f)	0.00%	06/01/46	27,200	586,160
Series 2006, Tobacco Settlement Second Sub. CAB RB (f)	0.00%	06/01/46	47,000	932,480
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	1,600	1,299,680
Upland (City of) Community Facilities District 2003-2 (San Antonio Improvement 1);
Series 2004, Special Tax Bonds	6.00%	09/01/34	3,000	2,757,210
Series 2004 A, Special Tax Bonds	5.90%	09/01/24	2,000	1,985,280
Val Verde Unified School District Financing Authority;
Series 2003, Ref. Jr Lien Special Tax RB	6.00%	10/01/21	535	536,359
Series 2003, Ref. Jr. Lien Special Tax RB	6.25%	10/01/28	7,115	6,802,794
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,105	3,485,268
Woodland (City of) Community Facilities District 1; Series 2004, Special Tax Bonds	6.25%	09/01/34	4,900	4,168,430
Yuba (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation Bonds	6.00%	09/01/31	1,060	917,292
Series 2004 B, Tax Allocation Bonds	6.00%	09/01/39	1,880	1,539,476
Yuba (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation Bonds	6.00%	09/01/31	1,800	1,557,666

				424,926,945

Colorado—3.79%

Antelope Heights Metropolitan District; Series 2003, Limited Tax GO Bonds (b)(c)	8.00%	12/01/13	2,156	2,563,872
Arvada (City of) (Arvada Nightingale); Series 1998, Ref. MFH RB (a) (Acquired 04/16/99, Cost $1,025,000)	6.25%	12/01/18	1,025	1,025,133
Beacon Point Metropolitan District;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	2,045	1,902,975
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	2,010	1,798,005
Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	2,025	1,955,907
Briargate Center Business Improvement District; Series 2002 A, Limited Tax GO Bonds	7.45%	12/01/32	1,765	1,632,254
Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO Bonds (b)(c)	8.05%	12/01/12	3,000	3,418,140
Series 2003, Limited Tax GO Bonds (b)(c)	8.05%	12/01/12	3,500	3,987,830
Broomfield (Village of) Metropolitan District No. 2; Series 2003, Ref. Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,320	3,475,224
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds	6.00%	12/01/25	500	411,360
Series 2005, Limited Tax GO Bonds	6.13%	12/01/35	536	407,044
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	1,670	1,097,992
Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy);
Series 2003 A, RB	7.13%	11/01/28	810	815,589
Series 2003 A, Ref. RB	7.00%	11/01/23	1,005	1,018,005
Colorado (State of) Educational & Cultural Facilities Authority (Montessori School of Denver); Series 2002, RB	7.50%	06/01/22	1,690	1,723,445
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	6,375	6,312,716
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group),
Series 2010 A, RB	6.00%	11/15/30	700	684,278
Series 2010 A, RB	6.25%	11/15/40	3,600	3,519,360
Colorado (State of) Health Facilities Authority (Valley View Hospital Association); Series 2007, Hospital RB	5.25%	05/15/42	15,660	13,282,812
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	1,000	896,180
Series 2007 A, RB	5.25%	07/01/27	3,875	3,219,815
Series 2007 A, RB	5.30%	07/01/37	6,930	5,163,127
Colorado (State of) Housing & Finance Authority; Series 1999, Single Family Program Sr. RB (a)	6.80%	04/01/30	55	56,405
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	$10,935	$10,964,524
Confluence Metropolitan District;
Series 2007, Tax Supported RB	5.40%	12/01/27	2,910	2,165,331
Series 2007, Tax Supported RB	5.45%	12/01/34	6,000	4,156,020
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	7,250	4,936,887
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	6.13%	12/01/37	2,790	1,991,614
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SYNCORA) (e)	5.00%	12/01/35	8,365	6,715,924
Series 2006, Ref. Sr. RB (INS-SYNCORA) (e)	5.13%	12/01/26	3,350	2,976,241
Eagle (County of) Airport Terminal Corp.;
Series 2001 A, RB (a)	7.00%	05/01/21	1,175	1,167,703
Series 2001 A, RB (a)	7.13%	05/01/31	990	945,549
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB	7.50%	12/01/32	5,000	3,889,000
Elk Valley Public Improvement Corp.; Series 2001 A, RB (b)(c)	7.30%	09/01/11	2,500	2,569,275
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation RB	7.50%	03/01/40	4,000	3,884,760
Fronterra (Village of) Metropolitan District; Series 2001, Limited Tax GO Bonds (b)(c)	8.05%	12/01/12	5,245	5,545,381
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	2,280	1,866,271
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	4,000	3,006,960
Lafayette (City of) Industrial Development (Rocky Mountain Instrument);
Series 1998 A, RB (a)(d)	7.00%	10/01/18	5,460	4,100,460
Series 1998 B, RB (d)	6.13%	12/31/49	135	101,385
Series 1999 A, RB (d)	6.75%	10/01/14	510	383,010
Lake Creek Affordable Housing Corp. (Housing); Series 1998 A, MFH RB	6.25%	12/01/23	9,470	9,621,236
Lincoln Park Metropolitan District;
Series 2008, Ref. Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	6,250	6,261,625
Series 2008, Ref. Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,443,884
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	6,705	5,367,554
Montrose (County of) Health Care Facilities (Homestead at Montrose); Series 2003 A, RB	7.00%	02/01/38	6,200	5,743,432
Montrose (County of) Memorial Hospital;
Series 2003, RB	6.00%	12/01/28	4,185	4,040,115
Series 2003, RB	6.00%	12/01/33	5,500	5,189,635
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds(n)	1.80%	12/01/34	1,500	449,700
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	3,500	2,916,445
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	6,450	4,980,948
Rendezvous Residential Metropolitan District; Series 2002, Limited Tax GO Bonds (b)(c)	8.00%	12/01/13	1,630	1,875,054
Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds(n)	3.75%	12/01/34	2,000	959,600
Snowmass Village (Town of); Series 1992 A, MFH RB	8.00%	09/01/14	430	430,138
Southlands Metropolitan District No. 1;
Series 2004, Unlimited Tax GO Bonds (b)(c)	7.00%	12/01/14	1,000	1,211,170
Series 2004, Unlimited Tax GO Bonds (b)(c)	7.13%	12/01/14	2,000	2,430,180
Tallgrass Metropolitan District; Series 2007, Ref. Improvement Limited Tax GO Bonds	5.25%	12/01/37	5,938	4,808,355
Tallyns Reach Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds	6.38%	12/01/23	637	645,262
Tallyns Reach Metropolitan District No. 3;
Series 2004, Limited Tax GO Bonds	6.63%	12/01/23	925	949,429
Series 2004, Limited Tax GO Bonds	6.75%	12/01/33	1,000	1,014,170
Vista Ridge Metropolitan District; Series 2006 B, Ref. Limited Tax GO Bonds(o)	3.98%	12/01/40	1,000	738,250

				186,809,945

Connecticut—0.62%

Connecticut (State of) Development Authority (Cargo BDL LLC); Series 2000, IDR (a)	8.00%	04/01/30	2,955	1,957,362
Connecticut (State of) Development Authority (The Elm Park Baptist Inc.); Series 2003, RB	5.85%	12/01/33	2,950	2,917,285
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut—(continued)

Connecticut (State of) Health & Educational Facility Authority (St. Mary’s Hospital Issue); Series 1997 E, RB	5.88%	07/01/22	$3,660	$3,347,765
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (d)(i)	5.13%	10/01/36	4,405	2,156,732
Greenwich (Town of) Housing Authority; Series 1997 B, RB	7.50%	09/01/27	1,395	1,394,972
Hamden (Town of) (Whitney Center);
Series 2009 A, Facility RB	7.75%	01/01/43	10,995	11,291,315
Series 2009 A, RB	7.63%	01/01/30	2,180	2,255,254
Series 2009 C, RB (c)(g)	7.25%	01/01/16	2,000	2,041,060
Manchester (Town of) Connecticut (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99, Cost $755,594)	7.20%	12/01/18	815	820,982
New Britain (City of) Housing Authority (Franklin Square Manor); Series 2002, RB (a)	7.00%	07/01/21	2,369	2,450,115

				30,632,842

Delaware—0.08%

Wilmington (City of) (Electra Arms Sr. Association); Series 1998, MFH Rental RB (a)	6.25%	06/01/28	4,480	3,873,677

District of Columbia—1.59%

District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	7,054,180
District of Columbia (Methodist Home Issue); Series 1999, RB	6.00%	01/01/29	2,545	2,162,079
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.50%	10/01/29	5,000	5,392,550
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, Asset-Backed RB	6.50%	05/15/33	4,935	4,872,375
Series 2006 C, Asset-Backed CAB RB (f)	0.00%	06/15/55	135,320	1,016,253
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (h)	5.00%	12/01/25	16,165	17,768,568
Metropolitan Washington Airports Authority; Series 2006 B, System RB (INS- AGM) (a)(e)(h)	5.00%	10/01/36	40,695	39,861,973

				78,127,978

Florida—11.92%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	7,500	5,768,025
Series 2007, IDR	5.88%	11/15/42	19,000	14,200,980
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB	5.80%	05/01/36	8,540	4,718,862
Baineridge Community Development District; Series 2007, Special Assessment Bonds	5.50%	05/01/38	1,945	1,158,247
Bartram Park Community Development District; Series 2006, Special Assessment Bonds	5.40%	05/01/37	9,565	4,782,500
Bay Laurel Center Community Development District (Candler); Series 2006, Special Assessment Bonds	5.45%	05/01/37	1,260	1,026,535
Beacon Lakes Community Development District; Series 2003 A, Special Assessment Bonds	6.90%	05/01/35	3,480	3,315,814
Bellalago Educational Facilities Benefit District;
Series 2004, Capital Improvement Special Assessment RB	6.00%	05/01/33	1,000	855,940
Series 2004 B, Capital Improvement Special Assessment RB	5.80%	05/01/34	1,810	1,502,897
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	4,010	3,414,756
Bluewaters Community Development District; Series 2004, Special Assessment Bonds	6.00%	05/01/35	2,740	2,593,711
Boca Raton (City of) Housing Authority (Banyan Place Sr. Apartments);
Series 2006, Ref. 1st Lien Mortgage Housing RB (i)	5.80%	10/01/26	3,215	2,355,020
Series 2006, Ref. 1st Lien Mortgage Housing RB (i)	5.90%	10/01/36	4,705	3,103,983
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment Bonds	7.38%	05/01/34	3,000	2,540,160
Series 2002, Special Assessment Bonds	7.50%	05/01/34	7,500	6,441,000
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	11,640	10,584,718
Brevard (County of) Health Facilities Authority (Health First, Inc.);
Series 2009, Health Care Facilities RB	7.00%	04/01/33	1,960	2,142,260
Series 2009, Health Care Facilities RB	7.00%	04/01/39	1,865	2,029,773
Broward (County of) (Civic Arena);
Series 2006 A, Professional Sports Facilities Tax RB (INS-AGM) (e)(h)	5.00%	09/01/25	7,910	8,199,190
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (e)(h)	5.00%	09/01/24	7,555	7,890,215
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)

Buckeye Park Community Development District; Series 2008, Capital Improvement Special Assessment RB	7.88%	05/01/38	$4,900	$2,161,292
Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB (a)	5.75%	01/01/32	3,200	2,701,984
Capital Trust Agency (Orlando); Series 2003, RB (a)	6.75%	01/01/32	2,500	2,249,350
Caribe Palm Community Development District; Series 2005 A, Special Assessment Bonds	5.85%	05/01/35	720	656,251
Championsgate Community Development District; Series 1998, Capital Improvement Special Assessment RB	6.25%	05/01/20	2,695	2,402,889
Citrus (County of) Hospital Board (Citrust Memorial Hospital);
Series 2002, RB	6.25%	08/15/23	3,475	3,397,855
Series 2002, RB	6.38%	08/15/32	5,840	5,473,832
City Center Community Development District;
Series 2005 A, Special Assessment RB (d)	6.13%	05/01/36	1,990	853,491
Series 2007 A, Special Assessment RB (d)	6.00%	05/01/38	11,390	4,883,918
Connerton West Community Development District;
Series 2004 A-2, Capital Improvement Special Assessment RB	5.95%	05/01/36	1,945	1,353,817
Series 2006 A-1, Capital Improvement Special Assessment RB(d)	5.38%	05/01/37	4,950	1,982,475
Series 2007 B, Capital Improvement Special Assessment RB (d)	5.13%	05/01/16	2,825	1,131,412
Cutler Cay Community Development District; Series 2004, Special Assessment Bonds	6.13%	05/01/24	3,795	3,817,656
Double Branch Development District; Series 2002 A, Special Assessment Bonds	6.70%	05/01/34	7,490	7,661,970
Escambia (County of) (International Paper Co.); Series 2006 A, Ref. Environmental Improvement RB (a)	5.00%	08/01/26	5,690	5,296,935
Escambia (County of) (Pensacola Care Development Centers);
Series 1989, RB	10.25%	07/01/11	610	611,019
Series 1989 A, Unlimited Tax GO Bonds	10.25%	07/01/11	265	265,443
Escambia (County of); Series 2003 A, Environmental Improvement RB (a)	5.75%	11/01/27	9,250	9,262,857
Florida (State of) Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	10,840	9,400,556
Florida (State of) Housing Finance Corp. (Beacon Hill Apartments); Series 1998 C, Housing RB (a)(c)	6.61%	07/01/28	7,930	6,501,728
Florida (State of) Housing Finance Corp. (Westbrook Apartments); Series 1998 U-1, Housing RB (a)(c)	6.45%	01/01/29	11,005	9,975,042
Florida (State of) Housing Finance Corp. (Westchase Apartments); Series 1998 B, Housing RB (a)(c)	6.61%	07/01/28	10,015	6,985,563
Florida (State of) Housing Finance Corp. (Whistler Cove); Series 2009, MFH RB (c)(g)	0.00%	07/01/28	6,845	1,848,082
Florida (State of) Housing Finance Corp. (Whistler Cove); Series 2009, MFH RB (c)(g)	6.00%	07/01/28	7,020	6,050,819
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment Bonds (d)	5.25%	05/01/39	2,450	857,500
Series 2007 A-2, Special Assessment Bonds (d)	5.25%	05/01/39	3,110	1,088,500
Series 2007 B, Special Assessment RB (d)	5.10%	05/01/14	7,000	2,450,000
Greyhawk Landing Community Development District; Series 2002 A, Special Assessment RB	7.00%	05/01/33	1,940	1,901,569
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,290,845
Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,360	1,177,651
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	430	260,881
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, RB	5.25%	10/01/41	3,500	3,034,745
Islands at Doral III Community Development District; Series 2004 A, Special Assessment RB	5.90%	05/01/35	3,655	3,272,687
Islands at Doral Northwest Community Development District; Series 2004, Special Assessment RB	6.25%	05/01/34	985	923,556
Islands at Doral Southwest Community Development District; Series 2003, Special Assessment RB (b)(c)	6.38%	05/01/13	1,710	1,889,345
Jacksonville (City of) Economic Development Commission (Proton Therapy Institution); Series 2007 A, Health Care Facilities RB (i)	6.25%	09/01/27	16,000	15,102,880
Kendall Breeze Community Development District;
Series 2002, Special Assessment Bonds	6.63%	11/01/33	3,190	3,504,853
Series 2002, Special Assessment Bonds	6.70%	11/01/23	1,995	2,168,705
Series 2004, Special Assessment Bonds	5.88%	05/01/34	1,390	1,261,064
Lakeland (City of) (Carpenters Accident Investor); Series 2008, Ref. Retirement Community First Mortgage RB (i)	6.38%	01/01/43	2,250	1,996,830
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)

Lakeside Landings Community Development District;
Series 2007 A, Special Assessment Bonds (d)	5.50%	05/01/38	$1,000	$409,600
Series 2007 B, Special Assessment Bonds (d)	5.25%	05/01/13	1,940	794,624
Lee (County of) Industrial Development Authority (County Community Charter Schools, LLC); Series 2007 A, RB	5.38%	06/15/37	5,000	3,861,400
Lee (County of) Industrial Development Authority (Cypress Cove at Health Park); Series 2002 A, Health Care Facilities RB	6.75%	10/01/32	8,000	5,701,360
Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	8,725	6,651,504
Lee (County of) Industrial Development Authority; Series 2007 A, IDR	5.25%	06/15/27	3,000	2,483,550
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, RB	6.75%	09/01/28	8,395	6,754,365
Marshall Creek Community Development District; Series 2000 A, Special Assessment Bonds	7.65%	05/01/32	2,655	2,589,979
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 1998, Hospital RB	5.38%	11/15/18	95	94,508
Series 2001 A, Hospital RB	6.80%	11/15/31	3,465	3,448,957
Series 2004, Ref. Hospital RB (i)	6.75%	11/15/29	5,500	5,504,070
Miami-Dade (County of) (Building Better Communities Program); Series 2008, Unlimited Tax GO Bonds (INS-AGL) (e)(h)	5.00%	07/01/30	15,210	15,615,347
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGL) (a)(e)(h)	5.25%	10/01/33	16,500	15,838,845
Miami-Dade (County Of) School Board; ,
Series 2008 B, COP (INS-AGL) (e)(h)	5.25%	05/01/26	5,000	5,120,550
Series 2008 B, COP (INS-AGL) (e)(h)	5.25%	05/01/27	10,000	10,205,700
Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	14,186,760
Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	1,755	1,716,390
Series 2004 A, Special Assessment RB	6.25%	05/01/37	8,445	8,029,675
Miromar Lakes Community Development District; Series 2000 B, Capital Improvement Special Assessment RB	7.25%	05/01/12	4,440	4,392,714
Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, Health Facilities RB	6.75%	08/15/25	3,000	2,529,780
Series 2004 A, Health Facilities RB	5.25%	08/15/13	1,575	1,517,843
Series 2004 A, Ref. Health Care Facilities RB	5.75%	08/15/18	3,000	2,628,570
Northern Palm Beach (County of) Improvement District Unit of Development No. 16;
Series 1999, Ref. Water Control & Improvement RB	7.50%	08/01/24	2,765	2,769,507
Series 2002, Water Control & Improvement RB	7.00%	08/01/32	2,500	2,517,225
Northern Palm Beach (County of) Improvement District Unit of Development No. 2A; Series 2002, Water Control & Improvement RB	6.40%	08/01/33	4,080	3,934,670
Northern Palm Beach (County of) Improvement District Unit of Development No. 43; Series 2001, Water Control & Improvement RB (b)(c)	6.13%	08/01/11	1,500	1,529,235
Oak Creek Community Development District; Series 2004, Special Assessment Bonds	5.80%	05/01/35	1,620	1,281,339
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	2,200	2,019,182
Series 2005, Ref. Health Care Facility RB	5.70%	07/01/26	4,000	3,472,320
Series 2007, First Mortgage RB	5.50%	07/01/32	2,750	2,221,285
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	5,803,922
Orange (County of) Health Facilities Authority (Westminster Community Care);
Series 1999, RB	6.50%	04/01/12	130	130,036
Series 1999, RB	6.60%	04/01/24	4,000	3,832,200
Series 1999, RB	6.75%	04/01/34	2,500	2,294,925
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, MFH RB	7.00%	04/01/28	1,905	1,805,807
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, MFH RB	7.25%	10/01/31	3,785	3,790,867
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.);
Series 1995 A, MFH Mortgage RB (i)	7.00%	10/01/15	1,005	1,028,085
Series 1995 A, MFH RB (i)	7.00%	10/01/25	2,535	2,589,148
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)

Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, MFH RB	7.25%	10/01/31	$790	$791,224
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, MFH RB	7.25%	10/01/31	220	220,341
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, MFH RB	7.25%	10/01/31	790	791,224
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, MFH RB	7.25%	10/01/31	315	315,488
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement RB (k)	6.13%	05/01/35	435	265,820
Series 2010 B, Capital Improvement RB (k)	5.13%	05/01/17	1,000	834,080
Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB (a)	6.40%	01/01/31	8,920	7,754,602
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,715	2,792,270
Parklands Lee Community Development District; Series 2004 A, Special Assessment Bonds (d)	5.80%	05/01/35	2,720	1,346,672
Parklands West Community Development District; Series 2001 A, Special Assessment RB	6.90%	05/01/32	3,540	3,342,079
Pentathlon Community Development District; Series 2003, Special Assessment RB	6.75%	11/01/33	1,690	1,661,152
Pier Park Community Development District; Series 2002 1, Capital Improvement RB	7.15%	05/01/34	14,570	13,682,541
Pine Air Lakes Community Development District; Series 2002, Special Assessment RB	7.25%	05/01/33	2,800	2,766,484
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,615	1,024,298
Pinellas (County of) Health Facilities Authority (Clearwater Christian College); Series 2001 A, RB (i)	7.25%	09/01/31	7,170	5,991,539
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, Health Care Facilities RB	6.25%	06/01/34	5,580	5,627,374
Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	6,885	6,830,195
Poinciana West Community Development District; Series 2007, Special Assessment Bonds	6.00%	05/01/37	1,495	1,246,142
Port St. Lucie (City of) (Glassman); Series 2003 C, Special Assessment RB	6.75%	07/01/23	5,420	5,349,269
Reunion East Community Development District; Series 2005, Special Assessment RB (d)	5.80%	05/01/36	4,300	2,106,871
Reunion West Community Development District; Series 2004, Special Assessment Bonds (d)	6.25%	05/01/36	6,740	3,478,110
Saddlebrook Community Development District; Series 2001 A, Special Assessment Bonds	6.90%	05/01/33	4,460	4,464,326
Sausalito Bay Community Development District; Series 2003, Special Assessment Bonds	6.20%	05/01/35	2,660	2,508,380
Seminole Indian Tribe; Series 2007 A, Special Obligation RB (i)	5.50%	10/01/24	5,350	4,944,523
Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,640	1,897,632
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,700	4,359,861
Silver Palms Community Development District; Series 2004, Special Assessment RB	5.90%	05/01/34	1,790	1,633,089
Six Mile Creek Community Development District; Series 2007, Capital Improvement Special Assessment RB	5.88%	05/01/38	5,000	1,622,500
South Lake (County of) Hospital District (South Lake Hospital, Inc.);
Series 2003, RB	6.38%	10/01/28	2,115	2,135,008
Series 2003, RB	6.38%	10/01/34	3,995	4,011,260
South-Dade Venture Community Development District;
Series 2002, Special Assessment RB	6.90%	05/01/33	4,300	4,322,102
Series 2004, Special Assessment Bonds	6.13%	05/01/34	1,300	1,215,864
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.38%	01/01/40	7,850	5,803,740
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities);
Series 2004 A, First Mortgage RB	5.63%	08/01/34	5,390	4,840,597
Series 2010 A, RB	6.00%	08/01/45	4,000	3,747,200
Sterling Hill Community Development (Hernando County); Series 2003 A, Capital Improvement RB	6.20%	05/01/35	1,495	1,302,593
Stonebrier Community Development District; Series 2006, Special Assessment Bonds	5.50%	05/01/37	2,820	2,334,537
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,730	4,860,548
Sweetwater Creek Community Development District; Series 2007 A, Capital Improvement Special Assessment RB	5.50%	05/01/38	3,505	1,576,549
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)

Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	$5,875	$5,875,764
Tampa Bay Water; Series 2001 A, Ref. Utility System Improvement RB (INS-NATL) (e)(h)	6.00%	10/01/29	13,440	16,230,413
Tolomato Community Development District;
Series 2007, Special Assessment RB	6.55%	05/01/27	2,000	1,307,980
Series 2007, Special Assessment RB	6.65%	05/01/40	13,195	7,967,405
Series 2007 A, Special Assessment RB	5.25%	05/01/39	970	586,559
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	11,635	7,731,923
Trails at Monterey Community Development District;
Series 2003, Special Assessment Bonds	6.50%	05/01/23	1,000	982,080
Series 2003, Special Assessment Bonds	6.75%	05/01/33	1,715	1,661,578
Treeline Preserve Community Development District; Series 2007 A, Special Assessment Bonds (d)	6.80%	05/01/39	4,895	2,313,866
Turnbull Creek Community Development District;
Series 2005, Special Assessment Bonds	5.80%	05/01/35	2,695	2,075,366
Series 2006, Special Assessment Bonds	5.25%	05/01/37	3,610	2,261,629
University Square Community Development District; Series 2007 A-1, Capital Improvement RB	5.88%	05/01/38	4,890	4,169,801
Venetian Isles Community Development District; Series 2002 A, Special Assessment Bonds	6.75%	05/01/33	3,930	3,820,392
Verandah West Community Development District; Series 2003 A, Capital Improvement Special Assessment Bonds	6.63%	05/01/33	4,360	4,108,166
Vista Lakes Community Development District; Series 2002 A, Capital Improvement Special Assessment RB (b)(c)	6.75%	05/01/12	1,790	1,897,776
Waterlefe Community Development District; Series 2001, Golf Course RB (d)	8.13%	10/01/25	2,645	21,953
West Villages Improvement District Unit of Development No. 3; Series 2006, Special Assessment RB	5.50%	05/01/37	3,755	1,674,354
West Villages Improvement District; Series 2007, Special Assessment RB	5.50%	05/01/38	9,500	4,429,565
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment Bonds	5.65%	05/01/37	1,885	1,683,192
World Commerce Community Development District; Series 2004 A-2, Special Assessment Bonds	6.13%	05/01/35	1,560	1,313,957

				587,740,084

Georgia—1.54%

Americus-Sumter (County of) Hospital Authority (Southgate Methodist); Series 1999 A, Ref. RB	6.38%	05/15/29	5,250	4,514,843
Atlanta (City of) (Atlantic Station); Series 2001, Tax Allocation RB (b)(c)	7.75%	12/01/11	1,285	1,340,435
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation Bonds	7.38%	01/01/31	8,000	8,145,280
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,500	1,434,870
Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (i)	5.50%	01/01/31	3,140	2,701,562
Atlanta (City of) Urban Residential Finance Authority (John Eagan); Series 1998 A, MFH RB (a)	6.75%	07/01/30	5,470	3,826,921
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (a)	9.00%	06/01/35	6,750	7,260,097
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc); Series 2010, RB	6.00%	09/01/30	1,500	1,453,290
Fulton (County of) Residential Care Facilities for the Elderly Authority (RHA Assisted Living);
Series 1999 A, Sr. Lien RB	6.90%	07/01/19	4,790	3,646,627
Series 1999 A, Sr. Lien RB	7.00%	07/01/29	8,310	6,326,403
Fulton (County of) Residential Care Facilities for the Elderly Authority (St. Anne’s Terrace); Series 2003, RB	7.63%	12/01/33	3,345	3,330,750
Medical Center Hospital Authority (Spring Harbor Green Island); Series 2007, RB	5.25%	07/01/27	2,500	2,079,400
Private Colleges & Universities Authority (Mercer Housing Corp.); Series 2001 A, Student Housing RB	6.00%	06/01/21	905	909,697
Renaissance on Peachtree Unit Investment Trust; Series 2006, Ctfs. (d)	2.50%	10/01/25	5,860	3,110,605
Richmond (County of) Development Authority (International Paper Co.); Series 2002 A, Environmental Improvement RB (a)	6.00%	02/01/25	1,000	1,003,340
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)

Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (a)	6.13%	01/01/34	$7,500	$6,678,750
Savannah (City of) Economic Development Authority (Marshes of Skidaway);
Series 2003, RB	7.40%	01/01/34	3,650	3,506,920
Series 2003 A, RB	6.25%	01/01/12	425	424,826
Series 2003 A, RB	6.85%	01/01/19	2,245	2,245,696
Series 2003 A, RB	7.40%	01/01/24	920	912,502
Tax-Exempt Grantor Trust Senior Tier 1; Series 2006 A, COP (d)	6.00%	10/01/25	20,685	10,980,012

				75,832,826

Hawaii—1.00%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose RB	9.00%	11/15/44	3,530	3,861,573
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Company); Series 2009, Special Purpose RB	6.50%	07/01/39	6,600	6,641,118
Hawaii (State of) Department of Budget & Finance (Kahala Nui);
Series 2003 A, Special Purpose RB	7.40%	11/15/17	5,300	5,533,094
Series 2003 A, Special Purpose RB	7.88%	11/15/23	4,450	4,688,564
Series 2003 A, Special Purpose RB	8.00%	11/15/33	10,000	10,482,600
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (h)	5.25%	04/01/29	12,000	13,121,880
Kuakini Health System; Series 2002 A, Special Purpose RB	6.30%	07/01/22	5,000	5,010,500

				49,339,329

Idaho—0.14%

Gooding (County of) Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (a)(d) (Acquired 11/03/06, Cost $7,640,000)	7.50%	11/01/24	7,640	282,680
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, RB	6.13%	11/15/37	8,355	6,636,126

				6,918,806

Illinois—12.41%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	4,155	3,377,641
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax Bonds	6.63%	03/01/33	3,697	2,850,165
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,435	2,325,182
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	4,070	3,914,404
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	5,000	4,184,050
Bolingbrook (Village of) (Forest City); Series 2005, Special Services Area No. 1 Special Tax Bonds (l)	5.90%	03/01/27	2,000	1,613,560
Bolingbrook (Village of);
Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (e)(f)	0.00%	01/01/29	910	291,018
Series 2005, Sales Tax RB (l)	5.75%	01/01/15	700	510,188
Series 2005, Sales Tax RB (l)	6.00%	01/01/26	4,500	2,981,430
Series 2005, Sales Tax RB (l)	6.25%	01/01/24	6,000	3,974,700
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	3,010	2,621,289
Chicago (City of) (Asphalt); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	8,000	8,130,480
Chicago (City of) (Diversey/Narragansett); Series 2006, Ref. Tax Increment Allocation COP	7.46%	02/15/26	2,880	2,804,112
Chicago (City of) (Lakeshore East);
Series 2003, Special Assessment Improvement Bonds	6.63%	12/01/22	3,999	4,005,158
Series 2003, Special Assessment Improvement Bonds	6.75%	12/01/32	3,998	3,908,565
Chicago (City of) (O’Hare International Airport); Series 2008 A, Airport RB (INS-AGM) (e)(h)	5.00%	01/01/33	14,000	14,011,060
Chicago (City of) (Read-Dunning); Series 1996 B, Tax Increment Allocation Bonds (INS-ACA) (e)	7.25%	01/01/14	1,000	1,001,640
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (e)(h)	5.00%	12/01/32	13,050	12,539,876
Chicago (City of) Board of Education; Series 2006 B, Unlimited Tax GO Bonds (INS-AGM) (e)(h)	5.00%	12/01/25	10,000	10,165,700
Chicago (City of); Series 2011 C, Tax Increment COP	7.13%	05/01/25	9,700	9,717,460
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)

Chicago (City of); Series 2011, Tax Increment COP	7.13%	05/01/25	$8,185	$8,199,733
Cook (County of) Finance Authority (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	8,800	9,047,016
Cook (County of); Series 2004 B, Capital Improvement Unlimited Tax GO Bonds (INS-NATL) (e)(h)	5.00%	11/15/29	20,000	20,154,000
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (i)	5.50%	03/01/17	3,439	2,188,304
Cortland (Town of) Special Service Area No. 001 (Neucort Lakes); Series 2002, Special Tax Bonds (b)(c)	6.88%	03/01/12	4,806	5,128,963
Deerfield (Village of) (Chicagoland Jewish High School);
Series 2006, Educational Facility RB (d)	5.85%	05/01/26	1,000	523,000
Series 2006, Educational Facility RB (d)	6.00%	05/01/41	6,625	3,464,875
Gilberts (Village of) Special Service Area No. 19 (The Conservancy Project); Series 2006 1, Special Tax RB (d)	5.38%	03/01/16	2,500	1,126,000
Godfrey (Village of) (UTD Methodist Village); Series 1999, RB	5.88%	11/15/29	4,000	2,259,000
Hoopeston (City of) (Hoopeston Community Memorial Hospital); Series 1999, Hospital Capital Improvement RB	6.55%	11/15/29	5,800	4,920,778
Illinois (State of) Finance Authority (Chestnut Square at Glen);
Series 2002 A, Health Facilities RB	6.63%	08/15/24	2,365	2,182,871
Series 2002 A, Health Facilities RB	7.00%	08/15/29	3,255	3,005,016
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	5,575	5,265,142
Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,537,585
Illinois (State of) Finance Authority (Clare Oaks); Series 2006 A, RB	6.00%	11/15/39	14,950	8,968,505
Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB	6.00%	05/15/28	1,400	587,860
Series 2010 A-7, RB	6.13%	05/15/41	12,600	5,290,740
Series 2010 B, CAB RB (f)	0.00%	05/15/50	6,000	30,600
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	2,175	2,122,626
Illinois (State of) Finance Authority (Covenant Retirement Communities, Inc.);
Series 2001, Health Facilities RB	5.88%	12/01/31	1,250	1,199,025
Series 2002 B, Health Facilities RB	6.13%	12/01/28	5,000	5,010,850
Illinois (State of) Finance Authority (DeKalb Northern Illinois); Series 2011, Student Housing RB	5.00%	04/01/19	1,000	844,310
Illinois (State of) Finance Authority (Disposal Waste Management Inc.); Series 2005 A, Solid Waste RB (a)	5.05%	08/01/29	1,320	1,238,648
Illinois (State of) Finance Authority (Elmhurst Memorial Healthcare); Series 2008 A, RB	5.63%	01/01/37	11,415	10,215,854
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (d)	6.25%	08/15/35	2,500	1,250,000
Series 2008 A, Ref. RB (d)	6.25%	08/15/40	4,500	2,250,000
Illinois (State of) Finance Authority (Franciscan Communities-St. Joseph); Series 2004 A, RB	6.00%	05/15/34	2,500	2,006,850
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	861,320
Series 2010, RB	7.25%	02/15/45	7,400	7,111,548
Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 A, RB	8.25%	02/15/46	15,000	14,539,650
Illinois (State of) Finance Authority (Greenfields); Series 2010 C-2, TEMPS-65 RB	6.75%	02/15/16	5,000	4,987,400
Illinois (State of) Finance Authority (Illinois Institute of Technology); Series 2006 A, RB	5.00%	04/01/36	7,000	4,787,790
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	4,130	3,428,396
Illinois (State of) Finance Authority (Loyola University Health System); Series 2001 A, Health Facilities RB (b)(c)	6.00%	07/01/11	650	653,068
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	6.00%	08/15/26	3,000	2,497,860
Series 2006 A, RB	6.00%	08/15/39	9,000	6,962,310
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	3,000	2,443,110
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	10,000	10,281,400
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)

Series 2008, RB	7.63%	09/15/28	$2,000	$1,817,420
Series 2008, RB	7.75%	09/15/38	3,000	2,689,650
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.13%	05/15/40	6,250	6,090,313
Series 2010 A, RB	8.25%	05/15/45	14,000	13,826,260
Series 2010 D-1, TEMPS-75 RB	7.25%	08/15/16	8,000	7,981,680
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	11,300	12,373,613
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	22,235	24,029,364
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	10,250	9,132,340
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	11,000	9,902,090
Series 2009, RB	6.88%	08/15/38	13,875	14,208,832
Series 2009, RB	7.00%	08/15/44	3,880	4,006,333
Illinois (State of) Finance Authority (Smith Crossing); Series 2003 A, Health Facilities RB	7.00%	11/15/32	2,650	2,405,220
Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	905	879,515
Series 2010 D-1, (TEMPS-75sm) RB	7.00%	05/15/18	3,000	2,914,950
Series 2010 D-2, (TEMPS-65sm) RB	6.38%	05/15/17	9,500	9,294,610
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	4,500	4,007,520
Series 2005 A, RB	6.00%	05/15/37	19,325	15,621,364
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, Health Facilities RB (d)	6.90%	11/15/33	6,750	2,463,075
Illinois (State of) Finance Authority;
Series 2003 A, Ref. Health Facilities RB	6.20%	08/15/23	1,000	914,250
Series 2003 A, Ref. Health Facilities RB	6.40%	08/15/33	4,500	3,963,645
Illinois (State of) Financial Authority (DeKalb-Northern Student Housing); Series 2011, RB	6.88%	10/01/43	7,000	7,072,310
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB (h)	5.50%	06/15/50	18,000	17,589,780
Series 2010 B, Ref. Dedicated Sales Tax CAB RB (INS-AGM) (e)(f)	0.00%	06/15/46	15,000	1,562,700
Series 2010 B, Ref. Dedicated State Tax CAB RB (INS-AGM) (e)(f)	0.00%	06/15/45	70,000	7,830,200
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (e)(i)	8.80%	06/15/18	5,156	5,224,967
Illinois (State of) Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (e)	8.00%	06/01/17	2,095	2,604,315
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (h)	5.50%	01/01/33	29,000	29,762,700
Lake, Cook, Kane & McHenry Counties Community Unit School District 222 (Barrington); Series 2000, Unlimited Tax GO Bonds (INS-NATL) (e)	5.75%	12/01/19	80	80,274
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	1,950	1,836,608
Loves Park (City of) (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,340	1,189,866
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax Bonds	6.10%	03/01/35	4,308	3,884,567
Minooka (Village of) (Lakewood Trails Unit 2); Series 2004, Special Assessment Improvement Bonds	6.38%	03/01/34	5,561	5,215,439
Minooka (Village of) (Lakewood Trails); Series 2003, Special Assessment Improvement Bonds	6.63%	03/01/33	3,774	3,653,345
Minooka (Village of) (Prairie Ridge); Series 2003, Special Assessment Improvement Bonds	6.88%	03/01/33	2,728	2,279,571
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2007, RB	6.00%	06/01/36	5,175	4,081,781
Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax Bonds	6.00%	03/01/35	7,079	6,212,460
Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax Bonds	6.00%	03/01/36	5,396	4,668,781
Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax Bonds	6.20%	03/01/34	4,131	3,923,293
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(d)	5.80%	03/01/37	5,615	2,772,575
Quad Cities Regional Economic Development Authority (Heritage Woods Moline SLF); Series 2006, MFH RB (a)	6.00%	12/01/41	1,340	1,031,934
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	27,555	27,719,503
Round Lake (Village of) Lakewood Grove Special Service Area No. 1; Series 2003, Special Tax Bonds (b)(c)	6.70%	03/01/13	3,579	3,977,665
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)

Round Lake (Village of) Lakewood Grove Special Service Area No. 4; Series 2003, Unlimited Tax GO Bonds (b)(c)	6.75%	03/01/13	$4,884	$5,432,229
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	2,950	2,753,471
Sterling (City of) (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	870	772,525
United (City of) & Yorkville (City of) (Raintree Village); Series 2005, Special Tax RB	6.25%	03/01/35	5,543	3,005,803
United (City of) & Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax Bonds	6.00%	03/01/36	3,323	2,499,694
United City of Yorkville (City of) (Cannonball/Beecher Road); Series 2007, Special Tax Bonds	5.75%	03/01/28	4,385	3,908,175
Upper Illinois River Valley Development Authority (Living Springs McHenry SLF); Series 2007, MFH RB (a)	6.10%	12/01/41	4,000	3,125,720
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	1,000	928,990
Series 2010, RB	7.25%	11/15/40	1,200	1,115,124
Series 2010, RB	7.38%	11/15/45	1,500	1,391,400
Volo (Village of) Special Service Area Number 3 (Symphony Meadows); Series 2006 1, Special Tax RB	6.00%	03/01/36	3,836	2,983,602
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,191,243
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,319,629
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Allocation Bonds	6.00%	01/01/25	9,005	8,164,563
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	2,500	2,203,625
Yorkville (United City of) (Storm Water/Water Improvement);
Series 2007, Business District RB	6.00%	01/01/26	3,380	2,079,613
Series 2007, RB	6.00%	01/01/27	285	171,750
Yorkville (United City of) Special Service Area No. 2003-100 (Raintree Village); Series 2003, Special Tax Bonds	6.88%	03/01/33	5,564	5,383,671
Yorkville (United City of) Special Service Area No. 2003-101 (Windett Ridge); Series 2003, Special Tax Bonds (Acquired 09/03/03, Cost $2,656,000)	6.88%	03/01/33	2,656	2,075,080

				611,702,266

Indiana—1.39%

Anderson (City of) (Anderson University); Series 2001, Economic Development RB (b)(c)	6.38%	10/01/11	1,500	1,529,220
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,136,518
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,000	9,076,230
Delaware (County of) Redevelopment District; Series 1997, Tax Increment Allocation Bonds	6.88%	02/01/18	725	726,015
Indiana (State of) Finance Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	3,940	3,498,562
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services);
Series 2010, Hospital RB	5.50%	08/15/45	10,500	8,707,230
Series 2010, RB	5.50%	08/15/40	4,645	3,902,915
Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana);
Series 2004 A, Hospital RB	6.00%	03/01/34	13,035	13,145,928
Series 2004 A, Hospital RB	6.25%	03/01/25	1,500	1,550,295
Indiana (State of) Health Facility Financing Authority (Franciscan Communities, Inc.); Series 2003 A, Ref. RB	6.40%	05/15/24	3,435	2,777,438
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. RB (a)	5.10%	01/15/17	2,000	2,209,200
North Manchester (Town of) (Peabody Retirement Communities); Series 2002 A, RB (d)	7.25%	07/01/33	3,000	1,048,500
Portage (City of) Special Improvement District (Marina Shoes); Series 2005, Special Assessment Bonds (d)	6.38%	03/01/35	3,643	1,820,043
St. Joseph (County of) Redevelopment District;
Series 1997, Tax Increment Allocation CAB RB (f)	0.00%	12/30/12	130	115,510
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/11	135	129,507
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/13	130	106,968
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/14	125	95,251
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/15	125	88,205
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	12/30/16	125	81,688
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—(continued)

Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, Hospital RB (i)	5.70%	09/01/37	$8,000	$6,448,000
Series 2007, Hospital RB (i)	5.75%	09/01/42	5,780	4,588,684
Series 2007, Hospital RB (i)	5.80%	09/01/47	4,645	3,660,724

				68,442,631

Iowa—0.93%

Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	1,250	1,320,050
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,102,900
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	5,603,675
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	5,952,914
Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Sr. Housing RB	6.25%	12/01/34	2,245	1,873,812
Series 2007 A, Ref. MFH RB (i)	5.30%	12/01/36	3,625	2,777,801
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	350	309,859
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	2,000	1,594,840
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Health Care Facilities RB	5.80%	11/15/29	1,930	1,514,317
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,112,742
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	3,935	3,492,391
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	6,241,725
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.15%	10/01/36	2,500	2,001,925
Series 2007 A, Health Care Facilities RB	5.30%	04/01/37	4,895	3,439,129
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,445	2,532,419

				45,870,499

Kansas—0.15%

Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	460,885
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,365,720
Olathe (City of) (Catholic Care Campus, Inc.);
Series 2006 A, Senior Living Facility RB	6.00%	11/15/26	1,000	927,770
Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	5,500	4,697,220
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	19	14,512

				7,466,107

Kentucky—0.18%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	9,000	8,986,590

Louisiana—1.59%

Calcasieu Parish Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee Co.) (e)	6.50%	12/01/18	4,530	4,643,250
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (d)	5.25%	07/01/17	14,685	7,342,500
Louisiana (State of) Health Education Authority (Lambeth House); Series 1998 A, Ref. RB	6.20%	01/01/28	3,000	2,780,310
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2007, RB	6.75%	11/01/32	6,000	6,183,600
Series 2009 A, RB	6.50%	08/01/29	8,000	8,249,600
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (i)	6.38%	12/01/34	19,500	17,724,135
Louisiana (State of) Public Facilities Authority (Progressive Health Care); Series 1998, RB	6.38%	10/01/28	2,000	1,544,340
Louisiana (State of) Local Government Environmental Facilities & Community Development (Eunice Student Housing Foundation); Series 2002, RB	7.38%	09/01/33	3,035	2,088,748
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)

Louisiana (State of) Local Government Environmental Facilities & Community Development (Westlake Chemical Corp.); Series 2010 A-1, RB	6.50%	11/01/35	$9,245	$9,504,322
Louisiana (State of) Public Facilities Authority (Progressive Health Care); Series 1998, RB	6.38%	10/01/20	2,500	2,180,675
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98, Cost $2,028,454)	5.75%	10/30/18	2,028	1,972,367
New Orleans (City of) Aviation Board (Restructuring GARBs); Series 2009 A-2, RB (INS-AGM) (e)	6.00%	01/01/23	3,000	3,404,760
St. Tammany Public Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,000	1,699,180
Tobacco Settlement Financing Corp.; Series 2001 B, Tobacco Settlement Asset-Backed RB	5.88%	05/15/39	10,000	9,247,200

				78,564,987

Maryland—2.21%

Anne Arundel (County of) (Farmington Village); Series 1998 A, Special Tax Bonds	6.25%	06/01/25	1,694	1,676,891
Anne Arundel (County of) (National Business Park-North); Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	2,250	2,127,330
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Tax Allocation RB	7.00%	09/01/38	10,000	9,866,800
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax Bonds	5.50%	07/01/36	18,200	13,108,732
Frederick (County of) (Uurbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax Bonds	5.50%	07/01/40	7,520	6,947,051
Harford (County of) Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,101,760
Maryland (State of) Economic Development Corp. (AFCO Corp. BWI II, LLC); Series 1999, Air Cargo RB (a)	6.50%	07/01/24	6,210	5,331,844
Maryland (State of) Economic Development Corp. (Air Cargo. BWI II, LLC); Series 2003, Ref. Air Cargo RB (a)	7.34%	07/01/24	1,310	1,211,606
Maryland (State of) Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB	5.25%	12/01/31	1,500	954,045
Maryland (State of) Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility) Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	10,000	9,772,900
Maryland (State of) Economic Development Corp. (Golf Course System); Series 2001, RB (b)(c)	8.25%	06/01/11	3,795	3,795,000
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	4,475	3,572,392
Series 2007 A, RB	5.30%	01/01/37	3,050	2,096,539
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	4,530	3,966,151
Maryland (State of) Health & Higher Educational Facilities Authority (University Medical System) Series 2008 D VRD, RB (LOC- TD Bank N.A) (j)(m)	0.09%	07/01/41	9,450	9,450,000
Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB (d)	5.50%	07/01/38	1,500	599,340
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	6.00%	01/01/43	17,105	16,314,407
Montgomery (County of) (West Germantown Development District); Series 2004 B, Limited Tax GO Bonds	6.70%	07/01/27	1,280	1,290,432
Prince George’s (County of) (Woodview Village Phase II-Subdistrict); Series 2002, Special Obligation RB (b)(c)	7.00%	07/01/12	4,000	4,367,760
Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation Bonds	5.25%	01/01/37	4,000	2,351,760
Westminster (City of) (Carroll Lutheran Village);
Series 2004 A, Economic Development RB	6.00%	05/01/24	2,000	1,771,000
Series 2004 A, Economic Development RB	6.25%	05/01/34	2,500	2,125,350

				108,799,090

Massachusetts—4.11%

Boston (City of) Industrial Development Financing Authority (Springhouse Inc.); Series 1998, Ref. First Mortgage RB	6.00%	07/01/28	3,750	3,268,200
Massachusetts (Commonwealth of); Series 2004 A, Ref. Limited Obligation RB (INS-AMBAC) (e)(h)	5.50%	08/01/30	32,040	37,834,754
Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, RB	7.10%	07/01/32	7,225	6,433,140
Massachusetts (State of) Development Finance Agency (Boston Architectural Center);
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)

Series 1998, RB (INS-ACA) (e)	6.10%	09/01/18	$600	$595,092
Series 1998, RB (INS-ACA) (e)	6.25%	09/01/28	1,445	1,279,230
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,710	5,302,192
Massachusetts (State of) Development Finance Agency (Developmental Disabilities Inc.); Series 2003, RB (b)(c)	6.75%	06/01/13	1,380	1,517,517
Massachusetts (State of) Development Finance Agency (Dimock Community Health Center);
Series 2003, RB	6.25%	12/01/13	490	475,677
Series 2003, RB	6.75%	12/01/33	7,565	6,240,368
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	224,242
Series 2005, RB	5.50%	01/01/35	500	426,725
Massachusetts (State of) Development Finance Agency (Groves Lincoln); Series 2009 A, Sr. Living Facility RB	7.88%	06/01/44	2,000	2,005,040
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,500	1,416,810
Massachusetts (State of) Development Finance Agency (Hillcrest Educational Centers Inc.); Series 1999, RB	6.38%	07/01/29	6,070	5,187,908
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/42	1,375	738,801
Massachusetts (State of) Development Finance Agency (Loomis Communities); Series 2002 A, First Mortgage RB	6.90%	03/01/32	2,000	2,014,680
Massachusetts (State of) Development Finance Agency (MCHSP Human Services Providers); Series 2009 A, RB	6.75%	07/01/18	595	578,691
Massachusetts (State of) Development Finance Agency (New England Center for Children); Series 1998, RB	6.00%	11/01/19	7,095	6,459,643
Massachusetts (State of) Development Finance Agency (Overlook Communities);
Series 2004 A, First Mortgage RB (b)(c)	6.13%	07/01/12	850	918,348
Series 2004 A, First Mortgage RB (b)(c)	6.25%	07/01/12	4,620	4,997,731
Massachusetts (State of) Development Finance Agency (Reeds Landing-Accredited Investors); Series 2006, Ref. First Mortgage RB (d)	5.75%	10/01/31	10,351	103
Massachusetts (State of) Development Finance Agency (Regis College); Series 1998, RB	5.50%	10/01/28	5,865	4,865,663
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	3,850	4,191,995
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	1,000	996,030
Series 2009 B-1, Senior Living Facilities TEMPS RB	7.25%	06/01/16	14,100	14,100,987
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	2,500	2,551,625
Massachusetts (State of) Development Finance Agency (Whitney Academy Issue); Series 2005, RB	7.50%	09/01/30	2,755	2,519,861
Massachusetts (State of) Health & Educational Facilities Authority (Baystate Medical Center); Series 2002 F, RB	5.50%	07/01/22	720	725,450
Massachusetts (State of) Health & Educational Facilities Authority (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	9,210	8,558,853
Massachusetts (State of) Health & Educational Facilities Authority (Civic Investments); Series 2002 B, RB (b)(c)	9.15%	12/15/12	2,900	3,332,912
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (h)	5.50%	11/15/36	23,660	25,888,062
Massachusetts (State of) Health & Educational Facilities Authority (Jordan Hospital);
Series 1998 C, RB	5.25%	10/01/23	3,610	3,069,511
Series 1998 D, RB	5.38%	10/01/28	1,465	1,184,702
Series 2003 E, RB	6.75%	10/01/33	4,750	4,397,455
Massachusetts (State of) Health & Educational Facilities Authority (Lasell College); Series 1999 A, RB	5.63%	07/01/29	7,490	7,489,476
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2002 K, RB (h)	5.50%	07/01/32	14,495	17,583,450
Massachusetts (State of) Health & Educational Facilities Authority (Quincy Medical Center); Series 2008 A, RB	5.85%	01/15/18	5,565	5,145,232
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)

Massachusetts (State of) Health & Educational Facilities Authority (Saint Memorial Medical Center); Series 1993 A, RB	6.00%	10/01/23	$3,660	$3,117,808
Massachusetts (State of) Industrial Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	685	667,334
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	3,438,120
Massachusetts (State of) Industrial Finance Agency (Stone Institution & Newton); Series 1994, First Mortgage RB	7.70%	01/01/14	645	628,843

				202,368,261

Michigan—1.19%

Chelsea (Village of) Economic Development Corp. (UTD Methodist Retirement);
Series 1998, Ref. Limited Obligation RB	5.40%	11/15/18	1,000	1,000,350
Series 1998, Ref. Limited Obligation RB	5.40%	11/15/27	6,215	5,791,323
Conner Creek Academy East; Series 2007, Ref. Public School Academy RB	5.25%	11/01/31	2,250	1,677,712
Dearborn (City of) Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,193,705
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,005,306
East Lansing (City of) Economic Development Corp. (Burcham Hills); Series 2007 B-1, First Mortgage Limited Obligation RB	5.25%	07/01/37	1,725	1,260,078
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,462,450
Iron River (County of) Hospital Finance Authority (Iron County Community Hospitals);
Series 2008, Ref. Hospital RB	6.50%	05/15/33	3,000	2,607,120
Series 2008, Ref. Hospital RB	6.50%	05/15/40	3,380	2,827,843
John Tolfree Health System Corp.; Series 1999, Ref. Mortgage RB	6.00%	09/15/23	2,845	2,357,908
Kalamazoo (City of) Economic Development Corp. (Heritage Community);
Series 2007, Ref. Limited Obligation RB	5.13%	05/15/37	1,250	884,013
Series 2007, Ref. Limited Obligation RB	5.38%	05/15/27	1,430	1,156,770
Michigan (State of) Strategic Fund (Detroit Edison Co.);
Series 1999 B, Ref. Limited Obligation PCR (a)	5.65%	09/01/29	3,000	3,002,670
Series 2002 C, Ref. Limited Obligation RB (INS-SYNCORA) (a)(e)	5.45%	12/15/32	2,325	2,268,828
Michigan (State of) Strategic Fund (Dow Chemical); Series 2003, Ref. Limited Obligation RB	6.25%	06/01/14	10,000	10,801,300
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (a)	7.50%	01/01/21	3,070	2,848,070
Star International Academy; Series 2003, COP	8.00%	03/01/33	3,000	3,080,100
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB(n)	3.75%	04/01/33	11,620	2,786,592
Series 2002, RB(n)	3.94%	04/01/22	3,485	840,896

				58,853,034

Minnesota—3.84%

Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,445	2,870,477
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,427,225
Bloomington (City of) Port Authority (Radisson Blu Moa LLC);
Series 2010, Recovery Zone Facilities RB	6.25%	12/01/16	1,900	1,916,226
Series 2010, Recovery Zone Facilities RB	6.75%	12/01/18	1,755	1,774,498
Series 2010, Recovery Zone Facilities RB	9.00%	12/01/35	7,000	7,099,960
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	7,250	7,923,742
Buffalo (City of) (Central Minnesota Senior Housing);
Series 2006 A, Health Care RB	5.38%	09/01/26	1,655	1,440,181
Series 2006 A, Ref. Health Care RB	5.50%	09/01/33	2,000	1,679,700
Cambridge (City of) (Grandview West);
Series 1998, Housing & Health Care Facilities RB	6.00%	10/01/33	3,000	2,632,710
Series 1998 A, Housing & Health Care Facilities RB	6.00%	10/01/28	1,410	1,259,144
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	5,400	4,538,268
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	5,000	3,682,300
Coon Rapids (City of) (Epiphany Sr. Citizens); Series 1998, Sr. Housing RB	6.00%	11/01/28	3,000	2,720,100
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)

Cuyuna (City of) (Crosby Sr. Services); Series 2007 B, Sr. Housing RB	6.10%	10/01/47	$4,600	$4,018,882
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	16,000	15,167,200
Detroit Lakes (City of) (CDL Homes);
Series 2004, Housing & Health Facilities RB	6.13%	08/01/34	1,435	1,275,729
Series 2004 B, Housing & Health Facilities RB	6.00%	08/01/24	840	796,732
Duluth (City of) Economic Development Authority (St. Luke’s Hospital);
Series 2002, Health Care Facilities RB	6.00%	06/15/12	155	155,381
Series 2002, Health Care Facilities RB	7.25%	06/15/22	2,500	2,507,825
Series 2002, Health Care Facilities RB	7.25%	06/15/32	7,130	7,087,862
Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,500	2,191,200
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2003 RB,	5.88%	12/01/29	800	812,880
Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	645,950
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Health Care Facilities RB	5.63%	10/01/27	5,475	5,008,037
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	7,345	6,461,837
Minneapolis (City of) (Riverton Community Housing);
Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,231,552
Series 2006 A, Ref. Student Housing RB	5.70%	08/01/40	3,100	2,494,725
Minnesota (State of) Agricultural & Economic Development Board (Evangelical); Series 2000, RB	6.63%	08/01/25	1,060	1,077,840
Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	4,098,350
New Ulm (City of) Economic Development Authority (HADC Ridgeway); Series 2006, Ref. Housing Facilities RB	6.00%	06/01/41	2,300	2,095,714
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	4,435,250
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	1,838,819
Series 2006, Ref. Governmental Housing Revenue	5.25%	07/01/26	850	735,522
Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB	7.00%	08/01/45	2,000	1,931,920
Oakdale (City of) (Oak Meadows); Series 2004, Ref. Sr. Housing RB	6.25%	04/01/34	3,500	3,149,405
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Sr. Housing RB	5.40%	11/01/41	4,700	3,411,354
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, MFH RB	5.40%	06/01/41	7,500	6,101,925
Pine City (City of) (Lakes International Language Academy); Series 2006 A, Lease RB	6.25%	05/01/35	1,100	943,767
Ramsey (City of) (Pact Charter School); Series 2004 A, Lease RB	6.75%	12/01/33	2,850	2,638,216
Saint Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	400	348,792
Series 2006 A, Lease RB	6.00%	09/01/36	3,000	2,510,760
Saint Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	3,500	3,500,000
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB	7.50%	01/01/39	7,000	7,099,120
St. Paul (City of) Housing & Redevelopment Authority (Achieve Language Academy); Series 2003 A, Ref. Lease RB	7.00%	12/01/32	1,600	1,523,408
St. Paul (City of) Housing & Redevelopment Authority (Community Peace Academy); Series 2006 A, Lease RB	5.00%	12/01/36	4,825	3,602,490
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,700	2,465,586
St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	5,360	4,821,052
St. Paul (City of) Housing & Redevelopment Authority (Higher Ground Academy); ,
Series 2004 A, Lease RB	6.88%	12/01/33	2,720	2,555,331
Series 2009, Lease RB	8.50%	12/01/38	1,900	1,976,418
St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy); Series 2005 A, Lease RB	6.25%	12/01/33	2,185	1,775,313
St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy); Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,094,409
St. Paul (City of) Housing & Redevelopment Authority (Marian Center);
Series 2007, Ref. MFH RB	5.30%	11/01/30	1,000	805,370
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)

Series 2007 A, MFH RB	5.38%	05/01/43	$7,590	$5,770,070
St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB	7.25%	11/01/26	4,035	3,900,554
St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller); Series 2007 A, RB	5.25%	10/01/42	2,000	1,553,580
St. Paul (Port of) (HealthEast Midway Campus-03);
Series 2005, Lease RB	5.88%	05/01/30	1,250	1,116,900
Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,569,644
Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,541,254
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	1,000	777,030
Series 2004 A, Lease RB	6.60%	12/01/34	5,000	3,633,700
Vadnais Heights (City of) (Cottages Vadnais Heights); Series 1995, Ref. MFH RB (a)	7.00%	12/01/31	4,385	4,300,940
Victoria (City of) (Holy Family Catholic High School);
Series 1999 A, Private School Facility RB	5.85%	09/01/24	1,650	1,575,222
Series 1999 A, School Facilities RB	5.88%	09/01/29	4,500	4,111,785

				189,207,133

Mississippi—0.46%

Mississippi (State of) Business Finance Corp. (Gulf Opportunity Zone); Series 2007 A, VRD (Chevron U.S.A. Inc.) (m)	0.11%	12/01/30	500	500,000
Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	5,000	4,976,600
Mississippi (State of) Business Finance Corp.; Series 2004, Air Cargo RB (a)	7.25%	07/01/34	1,595	1,286,352
Mississippi (State of) Home Corp. (Cleveland Personal Care); Series 2006 6-A, RB (a)	6.25%	12/01/35	4,600	3,662,842
Mississippi (State of) Home Corp. (Grove Apartments); Series 2007-1, RB (a)(o)	3.13%	04/01/37	5,745	2,863,710
Mississippi (State of) Home Corp. (Kirkwood Apartments); Series 2003, RB (a)(o)	3.40%	11/01/37	7,000	4,525,640
Mississippi (State of) Hospital Equipment & Facilities Authority (South Central); Series 2006, Ref. Improvement RB	5.25%	12/01/31	1,965	1,825,269
Mississippi (State of) Hospital Equipment & Facilities Authority (South West Mississippi Medical Center);
Series 2003, Ref. Improvement RB	5.75%	04/01/23	1,000	965,000
Series 2003, Ref. Improvement RB	5.75%	04/01/29	2,000	1,803,760

				22,409,173

Missouri—2.69%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	1,000	980,540
Series 2002, RB	7.20%	05/01/33	4,750	4,414,032
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009, Sales Tax Increment Allocation RB	6.50%	05/01/20	3,940	4,099,294
Series 2009 A, Real Property Tax Increment Allocation Bonds	7.75%	05/01/28	940	974,404
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,364,308
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (a)	6.00%	07/01/37	28,600	12,360,920
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.50%	04/01/22	1,455	1,065,511
Series 2007 A, Special Assessment RB	5.50%	04/01/27	1,500	977,475
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 1998, Sr. Housing RB	5.90%	05/01/28	3,000	2,486,430
Cape Giradeau (County of) Industrial Development Authority (Southeast Missouri Hospital);
Series 2002, Health Care Facilities RB	5.75%	06/01/32	245	234,923
Series 2002, Health Care Facilities RB (b)(c)	5.75%	06/01/12	30	31,591
Carthage (City of);
Series 2005, Hospital RB	5.88%	04/01/30	3,000	2,398,200
Series 2005, Hospital RB	6.00%	04/01/38	14,255	10,834,085
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)

Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Sr. Living Facilities RB	5.50%	02/01/35	$130	$118,620
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB	5.00%	05/01/36	3,190	1,615,352
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003, IDR	6.75%	04/01/33	2,390	2,178,342
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. Improvement IDR	6.20%	06/01/29	2,755	2,401,671
Fenton (City of) (Gravois Bluffs);
Series 2001, Ref. Improvement Tax Increment Allocation RB (b)(c)	7.00%	10/01/11	1,925	1,985,253
Series 2002, Ref. Improvement Tax Increment Allocation RB (b)(c)	6.13%	10/01/12	4,550	4,875,370
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,765	1,682,398
Good Shepherd Nursing Home District; Series 1998, Ref. Nursing Home Facilities RB	5.90%	08/15/23	3,275	2,900,078
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. IDR	5.75%	05/15/26	1,260	1,189,969
Kansas (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	5,000	4,838,650
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments);
Series 2002 A, MFH RB (a)	6.95%	04/15/15	264	267,891
Series 2002 B, MFH RB (a)	7.25%	10/15/38	2,345	1,912,348
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (a)	6.45%	05/01/40	2,426	2,000,674
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB (a)	7.55%	06/15/12	65	65,785
Series 2000 B, MFH RB (a)	7.55%	06/15/22	990	994,198
Series 2000 B, MFH RB (a)	7.55%	06/15/35	3,430	3,328,335
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	5,000	5,085,800
Series 2010 A, Retirement Community RB	8.25%	05/15/39	2,500	2,553,650
Series 2010 A, Retirement Community RB	8.25%	05/15/45	23,000	23,449,420
Missouri (State of) Development Finance Board (Branson Landing);
Series 2004 A, Infrastructure Facilities RB	5.50%	12/01/24	1,000	1,034,580
Series 2004 A, Infrastructure Facilities RB	5.63%	12/01/28	1,500	1,535,880
Nevada (City of) (Regional Medical Center); Series 2001, Hospital RB (b)(c)	6.75%	10/01/11	20	20,621
Osage Beach (City of) (Prewitts Point); Series 2002, Tax Increment Allocation RB	6.75%	05/01/23	2,540	2,441,550
St. Joseph (City of) Industrial Development Authority (Living Community St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,199,740
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2003 A, Health Care Facilities RB (b)(c)	6.63%	11/15/13	4,600	5,256,926
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,270	2,988,682
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	6,030	5,245,015

				132,388,511

Nebraska—0.20%

Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	4,919,750
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	5,000	4,850,050

				9,769,800

Nevada—0.99%

Boulder City (City of) (Boulder City Hospital Inc. Project); Series 1998, Refunding Hospital RB	5.85%	01/01/22	3,000	2,654,370
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Facility Living RB	6.50%	12/01/27	4,950	4,700,767
Clark (County of) Special Improvement District No. 142;
Series 2003, Local Improvement Bonds	6.10%	08/01/18	1,855	1,892,619
Series 2003, Local Improvement Bonds	6.38%	08/01/23	5,410	5,441,270
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada—(continued)

Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB (d)	7.38%	01/01/40	$8,000	$14,000
Henderson (City of) Local Improvement District No. T-13;
Series 2002 A, Special Assessment Bonds	6.80%	03/01/22	910	850,076
Series 2002 B, Special Assessment Bonds	6.90%	03/01/22	2,905	2,734,651
Henderson (City of) Local Improvement District No. T-18; Series 2006, Special Assessment RB	5.30%	09/01/35	7,190	3,743,833
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment RB	8.00%	06/15/30	10,800	12,168,576
Las Vegas (City of) Special Improvement District No. 505 (Elkhorn Springs); Series 1993, Special Assessment Bonds	8.00%	09/15/13	245	249,006
Las Vegas (City of) Special Improvement District No. 607;
Series 2004, Local Improvement Bonds	6.00%	06/01/19	960	902,506
Series 2004, Local Improvement Bonds	6.25%	06/01/24	1,340	1,242,207
Mesquite (City of) Special Improvement District No. 07-01 (Anthem at Mesquite); Series 2007, Local Improvement Special Assessment Bonds	6.15%	08/01/37	2,610	1,967,575
Reno (City of) Redevelopment Agency; Series 2007 C, Sub. Lien Tax Allocation Bonds	5.40%	06/01/27	5,425	4,006,851
Reno (City of) Special Assessment District No. 4 (Somersett Parkway); Series 2003, Special Assessment Bonds	6.63%	12/01/22	3,985	3,659,146
Sparks (City of) Local Improvement Districts No. 3 (Legends at Sparks Marina);
Series 2008, Limited Obligation Bonds	6.50%	09/01/20	935	912,102
Series 2008, Special Assessment Limited Obligation Bonds	6.75%	09/01/27	2,000	1,842,560

				48,982,115

New Hampshire—0.52%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	4,975	5,043,556
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration LP); Series 1993, Electric Facilities RB (Acquired 09/20/99, Cost $1,223,261) (a)	7.75%	06/01/14	1,250	1,229,975
New Hampshire (State of) Business Finance Authority (United Illuminating Co.); Series 1997, PCR (a)(c)(g)	7.13%	02/01/12	3,000	3,111,060
New Hampshire (State of) Health & Education Facilities Authority (Health Care System- Covenant Health); Series 2004, RB	5.50%	07/01/34	1,735	1,688,502
New Hampshire (State of) Health & Education Facilities Authority (Speare Memorial Hospital);
Series 2004, Hospital RB	5.50%	07/01/25	1,055	1,012,030
Series 2004, Hospital RB	5.88%	07/01/34	2,650	2,526,139
New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	1,570	1,573,768
Series 2003 A, RB	6.88%	05/01/33	6,290	6,114,320
New Hampshire (State of) Health & Educational Facilities Authority (New England College); Series 1999, RB	6.13%	03/01/19	3,380	3,331,598
New Hampshire (State of) Housing Finance Authority; Series 1997 D, Single Family RB (a)	5.90%	07/01/28	130	130,055

				25,761,003

New Jersey—2.53%

Camden (County of) Improvement Authority (Health Care Redevelopment-Cooper Health); Series 2004 A, RB	5.75%	02/15/34	2,000	1,818,620
New Jersey (State of) Economic Development Authority (Arbor); Series 1998 A, Sr. Mortgage RB	6.00%	05/15/28	6,695	5,474,301
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (a)	6.25%	09/15/19	18,000	17,246,520
Series 1999, Special Facility RB (a)	6.25%	09/15/29	25,915	24,125,569
Series 1999, Special Facility RB (a)	6.40%	09/15/23	14,150	13,711,492
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	1,500	1,432,275
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,388,805
New Jersey (State of) Economic Development Authority (Franciscan Oaks);
Series 1997, First Mortgage RB	5.70%	10/01/17	2,000	1,929,840
Series 1997, First Mortgage RB	5.75%	10/01/23	2,355	2,100,801
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)

New Jersey (State of) Economic Development Authority (Kullman Association, LLC);
Series 1998 A, RB (a)	6.13%	06/01/18	$1,890	$1,736,003
Series 1999 A, RB (a)	6.75%	07/01/19	605	562,317
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	643,352
Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,230	1,038,108
New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.25%	11/01/20	1,560	1,456,260
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	750	594,158
Series 2006, First Mortgage RB	5.38%	11/01/36	900	649,521
New Jersey (State of) Economic Development Authority (The Millhouse); Series 2008 A, First Mortgage RB	7.50%	04/01/15	956	475,759
New Jersey (State of) Economic Development Authority (The Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.38%	11/01/31	1,500	1,286,955
New Jersey (State of) Economic Development Authority (United Methodist Homes of New Jersey Obligated Group Issue); Series 1999, Economic Development RB	5.75%	07/01/29	7,000	6,048,630
New Jersey (State of) Economic Development Authority (United Methodist Homes);
Series 2003 A-1, Economic Development RB	6.13%	07/01/23	3,450	3,279,536
Series 2003 A-1, Economic Development RB	6.25%	07/01/33	5,800	5,239,082
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead).; Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	1,910,160
New Jersey (State of) Health Care Facilities Financing Authority (Palisades Medical Center of New York Health Care); Series 2002, RB	6.63%	07/01/31	1,000	909,650
New Jersey (State of) Health Care Facilities Financing Authority (Pasack Valley Hospital Association);
Series 2003, RB (d)	6.00%	07/01/13	323	3
Series 2003, RB (d)	6.50%	07/01/23	428	4
Series 2003, RB (d)	6.63%	07/01/36	2,496	25
New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/14	1,130	1,073,590
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	11,300	11,378,309
New Jersey (State of) Tobacco Settlement Financing Corp.; Series 2007 1-A, Tobacco Settlement Asset Back RB	5.00%	06/01/41	26,575	17,011,720

				124,521,365

New Mexico—0.69%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	1,245	1,264,123
Cabezon Public Improvement District;
Series 2005, Special Levy RB	6.00%	09/01/24	1,505	1,343,950
Series 2005, Special Levy Tax	6.30%	09/01/34	1,495	1,262,812
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	10,000	9,534,000
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	2,135	2,152,358
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	6,000	5,806,080
New Mexico (State of) Hospital Equipment Loan Council (Rehoboth); Series 2007 A, Hospital RB	5.25%	08/15/26	2,000	1,623,760
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (a)	6.85%	12/01/31	4,455	4,139,764
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (INS-GNMA) (e)	7.13%	12/15/27	2,440	2,439,658
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (a)	7.25%	12/01/31	3,110	3,056,352
Ventana West Public Improvement District; Series 2004, Special Levy RB	6.88%	08/01/33	1,500	1,381,080

				34,003,937

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—5.51%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006, Ref. Civic Facility RB	7.00%	06/15/36	$2,205	$2,129,324
Brookhaven (Town of) Industrial Development Agency (The Woodcrest Estates Facility);
Series 1998 A, Sr. Residential Housing RB (a)	6.25%	12/01/23	1,250	1,192,725
Series 1998 A, Sr. Residential Housing RB (a)	6.38%	12/01/37	8,660	7,514,542
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB (f)	0.00%	07/15/31	3,890	1,091,806
Series 2009, CAB RB (f)	0.00%	07/15/32	8,500	2,216,885
Series 2009, CAB RB (f)	0.00%	07/15/33	3,915	937,838
Series 2009, CAB RB (f)	0.00%	07/15/34	2,000	444,140
Series 2009, CAB RB (f)	0.00%	07/15/44	23,805	2,480,719
Series 2009, CAB RB (f)	0.00%	07/15/45	27,410	2,607,239
Series 2009, CAB RB (f)	0.00%	07/15/46	9,700	846,713
Series 2009, RB	6.38%	07/15/43	9,240	9,376,660
Dutchess (County of) Industrial Development Agency (St. Francis Hospital); Series 2004 A, Ref. Civic Facility RB	7.50%	03/01/29	5,905	5,685,925
Monroe (County of) Industrial Development Agency (Cloverwood Senior Living);
Series 2003 A, Civic Facility RB	6.75%	05/01/23	2,000	1,887,500
Series 2003 A, Civic Facility RB (b)(c)	6.88%	05/01/13	805	894,991
Series 2003 A, Civic Facility RB	6.88%	05/01/33	4,195	3,840,061
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 2009, Civic Facilities RB	6.20%	06/01/29	1,000	878,080
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,750	2,620,585
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	29,500	27,365,675
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, Non State Supported Debt RB	6.13%	12/01/29	2,125	2,010,930
Series 2008, Non State Supported Debt RB	6.50%	12/01/21	10,100	10,100,000
Series 2008, RB	6.25%	12/01/37	9,275	8,668,415
New York (State of) Dormitory Authority (Winthrop S. Nassau University); Series 2003, RB	5.75%	07/01/28	4,695	4,735,893
New York (State of) Dormitory Authority (Winthrop University Hospital Association); Series 2003 A, RB	5.50%	07/01/23	4,000	4,040,120
New York (State of) Energy Research & Development Authority; Series 1993, RB (g)	11.96%	04/01/20	2,500	2,525,050
New York (State of) Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking RB (h)	5.00%	06/15/34	20,000	20,715,600
New York City (City of) Series 1993 A-8, VRD GO Bonds (LOC-JP Morgan Chase Bank) (j)(m)	0.10%	08/01/17	315	315,000
New York City (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.25%	03/01/15	20,000	20,087,600
New York City (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.50%	03/01/35	15,000	15,042,000
New York City (City of) Industrial Development Agency (A Very Special Place Inc.); Series 2003 A, Civic Facility RB	7.00%	01/01/33	2,650	2,407,075
New York City (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility Ref. RB (INS-ACA) (e)	5.25%	11/01/37	12,350	11,756,953
New York City (City of) Industrial Development Agency (PSCH Inc.); Series 2003, RB	6.38%	07/01/33	1,275	1,091,234
New York City (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2006, PILOT Bonds (INS-AMBAC) (e)	5.00%	01/01/26	5,000	4,649,250
Series 2006, PILOT RB (INS-AMBAC) (e)	5.00%	01/01/31	2,750	2,399,733
Series 2006, PILOT RB (INS-AMBAC) (e)	5.00%	01/01/46	10,000	8,195,400
New York City (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB (a)	7.95%	01/01/28	7,500	7,403,550
New York City (City of) Industrial Development Agency; Series 2002 C, Civic Facility RB	6.80%	06/01/28	5,000	5,172,750
New York City (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	5,000	5,172,950
New York City (City of) Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB(d) (Acquired 08/07/06, Cost $2,121,407)	6.13%	02/15/19	2,500	25
Newark-Wayne Community Hospital Inc.; Series 1993 A, Ref. Improvement Hospital RB	7.60%	09/01/15	1,190	1,187,668
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)

Orange (County of) Industrial Development Agency (Arden Hill Life Care Center); Series 2001 A, Civic Facility RB	7.00%	08/01/31	$4,000	$3,442,280
Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	18,500	18,489,640
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (a)(c)(g)(i)	6.63%	10/01/13	9,270	9,270,649
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (i)	5.50%	01/01/37	2,500	1,794,300
Suffolk (County of) Industrial Development Agency (Gerwin Jewish-Phase II); Series 2004, Civic Facility RB	6.70%	05/01/39	1,920	1,832,026
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (a)	6.38%	01/01/39	7,680	5,747,174
Sullivan (County of) Industrial Development Agency (Hebrew Academy Special Children); Series 2002, Civic Facility RB	7.50%	06/01/32	4,190	3,889,451
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	1,350	1,313,766
Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,325	3,013,281
UTICA (City of) Industrial Development Agency (UTICA College Civic Facility);
Series 2001, Civic Facility RB	6.75%	12/01/21	2,315	2,348,081
Series 2001, Civic Facility RB	6.85%	12/01/31	3,750	3,752,288
Westchester (County of) Industrial Development Agency (Kendal on Hudson); Series 2003 A, Continuing Care Retirement Mortgage IDR	6.38%	01/01/24	5,000	4,800,650

				271,382,190

North Carolina—0.80%

Halifax (County of) Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2001 A, RB (a)	5.90%	09/01/25	1,000	1,003,050
Johnston Memorial Hospital Authority (Johnston Memorial Hospital); ,
Series 2008, (INS-AGM) (e)(h)	5.25%	10/01/28	5,125	5,334,869
Series 2008, RB (INS-AGM) (e)(h)	5.25%	10/01/36	8,000	8,107,040
North Carolina (State of) Medical Care Commission (Arbor Acres Community); Series 2002, First Mortgage Health Care Facilities RB (b)(c)	6.25%	03/01/12	1,000	1,052,610
North Carolina (State of) Medical Care Commission (Baptist Retirement); Series 2001, First Mortgage Health Care Facilities RB	6.40%	10/01/31	7,050	6,307,001
North Carolina (State of) Medical Care Commission (Forest at Duke); Series 2002, First Mortgage Retirement Facilities RB (b)(c)	6.38%	09/01/12	3,000	3,213,750
North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,401,151
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	7,150	5,678,387
North Carolina (State of) Medical Care Commission (Village at Brookwood); Series 2007, Ref. First Mortgage Retirement Facilities RB	5.25%	01/01/32	9,650	7,345,001

				39,442,859

North Dakota—0.20%

Fargo (City of) (Trollwood Village);
Series 2001 A, Ref. MFH RB (a)	7.25%	09/01/21	495	394,287
Series 2001 A, Ref. MFH RB (a)	7.40%	09/01/26	765	572,404
Series 2001 A, Ref. MFH RB (a)	7.60%	09/01/31	2,120	1,531,212
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	2,400	1,840,224
Series 2006, Ref. Sr. Housing RB	5.20%	12/01/26	1,545	1,275,552
Traill (County of) (Hillsboro Medical Center); Series 2007, Health Care RB	5.50%	05/01/42	5,570	4,448,035

				10,061,714

Ohio—2.17%
Adams (County of) (Adams County Hospital); Series 2005, Facility Improvement RB	6.50%	09/01/36	20,455	14,406,661
Akron, Bath & Copley (Joint Township of) Hospital District (Summa Hospital); Series 1998 A, Hospital Facilities RB	5.38%	11/15/24	1,500	1,465,035
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)

Athens (City of) (O’Bleness Memorial Hospital District);
Series 2003 A, Ref. Hospital Facilities Improvement RB	7.13%	11/15/33	$12,650	$12,208,262
Series 2003 A, Ref. Improvement Hospital Facilities RB	6.90%	11/15/23	4,000	3,954,520
Buckeye (City of) Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	24,035	16,480,799
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	941,290
Series 2007 A, Healthcare RB	6.00%	11/01/38	2,550	2,112,650
Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	5,000	4,870,650
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	5,000	4,288,950
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,125,223
Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	1,355	1,195,476
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	2,958,515
Hamilton (County of) (Garden Hill/Washington Park Apartments); Series 1996, MFH RB (a)(d)	7.75%	10/01/21	1,955	16,539
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	5,850	5,897,561
Lorain (County of) Port Authority (U.S. Steel Corp. Project); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	7,500	7,601,175
Lucas (County of) (Sunset Retirement Communities);
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.50%	08/15/20	1,500	1,504,530
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.55%	08/15/24	1,000	1,001,540
Lucas (County of) (Sunset Retirement); Series 2000, Ref. Improvement Health Care Facilities RB	6.63%	08/15/30	500	500,420
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	5,000	4,756,500
Series 2010, Ref. Improvement MFH RB	6.38%	04/01/30	2,000	1,930,800
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation RB	6.20%	12/01/31	7,340	5,968,888
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	6,000	6,189,240
Pinnacle Community Infrastructure Financing Authority;
Series 2004 A, Facilities RB	6.00%	12/01/22	829	723,311
Series 2004 A, Facilities RB	6.25%	12/01/36	2,000	1,540,700
Tuscarawas (County of) (Twin City Hospital);
Series 2007, Hospital Facilities RB (d)	6.10%	11/01/22	1,500	404,700
Series 2007, Hospital Facilities RB (d)	6.20%	11/01/27	1,670	450,566
Series 2007, Hospital Facilities RB (d)	6.35%	11/01/37	2,250	607,050

				107,101,551

Oklahoma—0.57%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	2,804,256
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	2,470	2,356,232
Oklahoma (County of) Finance Authority (Concordia); Series 2005 A, Retirement Facility RB	6.00%	11/15/38	3,000	2,562,120
Oklahoma (State of) Development Finance Authority (Comanche Community Hospital); Series 2002 B, RB	6.38%	07/01/21	2,500	2,577,700
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center);
Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,233,160
Series 2007, Hospital RB	5.13%	12/01/36	9,430	8,281,426
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.25%	11/01/40	3,000	2,992,500
Series 2010 A, Senior Living Community RB	7.25%	11/01/45	3,500	3,469,025

				28,276,419

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon—0.94%

Clastop Care Center Health District;
Series 1998, Sr. Housing RB	6.00%	08/01/14	$690	$671,763
Series 1998, Sr. Housing RB	6.88%	08/01/28	6,145	5,465,486
Douglas (County of) Hospital Facility Authority (Elderly Housing-Forest Glen); Series 1997 A, RB (d)	7.50%	09/01/27	1,600	799,360
Gillam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB (a)	5.25%	07/01/29	9,220	9,048,600
Multnomah (County of) Hospital Facilities Authority (Terwilliger Plaza); Series 1999, RB (i)	6.50%	12/01/29	8,500	8,528,900
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB (a)	7.25%	06/01/28	7,655	7,160,104
Warm Springs Reservation Confederated Tribes (Pelton Round Butte); Series 2009 B, Tribal Economic Development RB (i)	6.38%	11/01/33	3,000	3,017,040
Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB (b)(c)	7.00%	12/01/13	9,925	11,513,993

				46,205,246

Pennsylvania—3.60%

Allegheny (County of) Hospital Development Authority (West Pennsylvania Health System); Series 2007 A, RB	5.38%	11/15/40	11,250	8,587,237
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC);
Series 1999, Cargo Facilities Lease RB (a)	6.63%	09/01/24	1,665	1,432,932
Series 2003, Lease RB (a)	7.75%	09/01/31	6,475	5,986,591
Allegheny (County of) Industrial Development Authority; Series 2009, Ref. Environmental Improvement RB	6.88%	05/01/30	3,200	3,340,192
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,500	1,365,855
Berks (County of) Industrial Development Authority (One Douglassville ); Series 2007 A, Ref. First Mortgage RB (a)	6.13%	11/01/34	4,830	3,943,164
Blair (County of) Industrial Development Authority (Village of Pennsylvania State); Series 2002 A, First Mortgage RB (d)	7.00%	01/01/34	4,275	2,668,028
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,407,240
Series 2005 A, Retirement Community RB	6.25%	01/01/35	5,850	5,175,144
Bucks (County of) Industrial Development Authority (Chandler);
Series 1999, First Mortgage Health Care Facilities RB	6.10%	05/01/14	640	620,422
Series 1999, First Mortgage Health Care Facilities RB	6.20%	05/01/19	1,900	1,756,512
Series 1999, First Mortgage Health Care Facilities RB	6.30%	05/01/29	3,450	2,868,985
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage RB	6.38%	12/01/19	1,000	1,000,060
Series 1999, Ref. First Mortgage RB	6.38%	12/01/24	2,500	2,428,125
Chester (County of) Health & Education Facilities Authority (Jenner’s Pond, Inc.);
Series 2002, Sr. Living Facility RB (b)(c)	7.25%	07/01/12	2,250	2,460,848
Series 2002, Sr. Living Facility RB (b)(c)	7.63%	07/01/12	2,200	2,414,940
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	8,220	7,257,520
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	11,080	9,327,144
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Package RB	6.00%	01/01/25	8,175	6,416,476
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	2,500	2,147,350
Series 2006, Hospital RB	5.90%	07/01/40	3,800	3,082,788
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	8,500	7,337,200
Hazelton (City of) Health Services Authority (St. Joseph Medical Center); Series 1996, Hospital RB	6.20%	07/01/26	2,230	2,229,911
Indiana (County of) Industrial Development Authority (PSEG Power LLC); Series 2001, PCR (a)	5.85%	06/01/27	2,200	2,200,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)

Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	$1,000	$930,950
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 2001, First Mortgage RB	7.63%	11/01/21	1,200	1,218,024
Series 2001, First Mortgage RB	7.75%	11/01/33	3,000	3,012,720
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB	6.00%	11/01/23	9,085	5,551,662
Lehigh (County of) Industrial Development Authority (Bible Fellowship); Series 1999 A, First Mortgage RB	6.00%	12/15/23	2,000	1,797,800
Lehigh (County of) Industrial Development Authority (KidsPeace Obligated Group);
Series 1998, RB	6.00%	11/01/18	3,000	1,984,050
Series 1999, RB	6.20%	11/01/14	2,950	2,250,260
Lehigh (County of) Industrial Development Authority (Lifepath, Inc.);
Series 1998, Health Facility RB	6.10%	06/01/18	2,120	1,854,640
Series 1998, Health Facility RB	6.30%	06/01/28	4,000	2,998,280
Montgomery (County of) (Adv. Geriatric); Series 1993 A, Health Care RB	8.38%	07/01/23	2,650	2,651,405
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. Improvement RB	6.88%	04/01/36	8,185	7,424,450
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,125,100
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.00%	02/01/21	1,085	984,073
Series 2005, Mortgage RB	6.13%	02/01/28	1,500	1,283,835
Series 2005, Mortgage RB	6.25%	02/01/35	11,755	9,615,590
Montgomery (County of) Industrial Development Authority (Wordsworth Academy); Series 1994, RB	7.75%	09/01/14	1,535	1,535,752
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	1,600	1,601,664
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	3,350	3,048,265
Series 2005, Health Care RB (i)	6.50%	10/01/32	1,575	1,351,996
Pennsylvania (State of) Economic Development Financing Authority (Amtrak);
Series 2001 A, Exempt Facilities RB (a)	6.13%	11/01/21	2,900	2,931,784
Series 2001 A, Exempt Facilities RB (a)	6.38%	11/01/41	1,000	1,003,230
Series 2001 A, Exempt Facilities RB (a)	6.50%	11/01/16	2,650	2,684,052
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/32	1,965	1,980,720
Philadelphia (City of) Authority for Industrial Development (Baptist Home of Philadelphia);
Series 1998 A, Health Care Facility RB	5.50%	11/15/18	1,950	1,238,055
Series 1998 A, Health Care Facility RB	5.60%	11/15/28	5,485	2,385,427
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Company Human Services, Inc.);
Series 2002 A, RB	6.13%	01/01/13	930	908,638
Series 2002 A, RB	7.25%	01/01/21	4,000	3,768,360
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development Remarketing RB (a)	7.75%	12/01/17	11,550	11,557,738
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (a)	6.50%	01/01/38	4,300	4,115,100

				177,248,284

Puerto Rico—0.26%

Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB (b)(c)	5.25%	07/01/14	75	85,083
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
First Sub. Series 2010 C, Sales Tax CAB RB (f)	0.00%	08/01/38	53,500	8,539,135
Series 2010 A, Sales Tax CAB RB (f)	0.00%	08/01/36	23,650	4,373,595

				12,997,813

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island—0.16%

Rhode Island (State of) Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	$3,825	$3,716,294
Tobacco Settlement Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	4,800	4,179,120

				7,895,414

South Carolina—1.08%

Lancaster (County of) (Edenmoor Improvement District); Series 2006, Assessment RB (d)(i)	5.75%	12/01/37	4,860	1,601,856
Lancaster (County of) (Sun City Carolina Lakes); Series 2006, Assessment RB	5.45%	12/01/37	1,480	1,161,030
Lauren County School District No. 055; Series 2005, Installment Purchase RB	5.25%	12/01/30	4,080	4,075,063
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment RB	5.25%	10/01/26	975	753,295
Series 2006 A, Tax Increment RB	5.30%	10/01/35	1,250	886,438
Richland (County of) (International Paper); Series 2003 A, Ref. Environmental Improvement RB (a)	6.10%	04/01/23	7,600	7,664,752
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	5,000	5,080,000
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	19,700	19,772,890
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Care);
Series 2003 C, Hospital Facilities RB (b)(c)	6.38%	08/01/13	495	556,004
Series 2003 C, Hospital Facilities RB (b)(c)	6.38%	08/01/13	4,005	4,481,034
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,024,825
South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman);
Series 2007 A, RB	6.00%	11/15/27	2,000	799,400
Series 2007 A, RB	6.00%	11/15/37	3,700	1,478,890
Series 2007 A, RB	6.00%	11/15/42	7,800	3,117,660

				53,453,137

South Dakota—0.21%

Keystone (Town of) (Water Quality Management Corp.); Series 1998 A, Economic Development RB (a)	6.00%	12/15/18	870	831,955
Minnehaha (County of) (Bethany Lutheran Home); Series 2002 A, Health Care Facilities RB (b)(c)	7.00%	12/01/12	3,750	4,099,425
Sioux Falls (City of) (Dow Rummel Village);
Series 2002 A, Health Facilities RB (b)(c)	6.63%	11/15/12	1,750	1,889,213
Series 2002 A, Health Facilities RB (b)(c)	6.75%	11/15/12	3,250	3,514,387

				10,334,980

Tennessee—1.37%

Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/19	1,015	975,598
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	1,000	913,480
Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	2,950	2,605,735
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB (b)(c)	7.50%	07/01/12	5,000	5,451,700
Series 2000 A, Ref. First Mortgage Hospital RB (b)(c)	7.50%	07/01/12	4,000	4,361,360
Knox (County of) Health & Educational Facilities Board (Baptist Health System East Tennessee); Series 2002, Hospital Facilities RB	6.50%	04/15/31	2,500	2,590,975
Memphis (City of) Health Educational & Housing Facility Board (Hilldale Apartments); Series 2007, MFH RB (a)	6.70%	11/01/37	4,445	3,408,870
Metropolitan Government of Nashville & Davidson (County of) Health & Educational Facilities Board (Blakeford at Green Hills); Series 1998, RB	5.65%	07/01/24	4,650	4,056,474
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee—(continued)

Shelby (County of) Health Educational & Housing Facilities Board (Germantown Village);
Series 2003 A, Residential Care RB	6.38%	12/01/13	$1,100	$1,089,121
Series 2003 A, Residential Care RB	7.00%	12/01/23	3,650	3,405,742
Shelby (County of) Health Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,700	3,405,961
Shelby (County of) Health Educational & Housing Facilities Board (The Village at Germantown);
Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	14,800	13,639,384
Series 2006, Residential Care Facility Mortgage RB	6.25%	12/01/34	750	619,058
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.63%	09/01/26	1,000	918,020
Series 2006 A, RB	5.75%	09/01/37	2,000	1,684,540
Sullivan (County of) Health Educational & Housing Facilities Board (Wellmont Health System); Series 2002, Hospital RB (b)(c)	6.25%	09/01/12	4,500	4,839,705
Trenton (City of) Health, & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	13,585	13,744,488

				67,710,211

Texas—11.03%

ABIA Development Corp. (Austin Belly Port Development, LLC); Series 1998 A, Airport Facilities RB (a)	6.50%	10/01/23	6,195	5,302,858
Abilene (City of) Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group);
Series 2003 A, Retirement Facilities RB	6.75%	11/15/28	2,000	1,698,840
Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	5,000	4,244,700
Alliance Airport Authority Inc. (American Airlines Inc.); Series 2007, Ref. Special Facilities RB (a)	5.25%	12/01/29	6,750	4,489,290
Angelina & Neches River Authority (Aspen Power LLC); Series 2007 A, Industrial Development Corp. Environmental RB (a)	6.50%	11/01/29	9,480	5,855,038
Atlanta (City of) Hospital Authority;
Series 1999, Hospital Facilities RB	6.70%	08/01/19	865	863,607
Series 1999, Hospital Facilities RB	6.75%	08/01/29	3,735	3,326,130
Austin (City of) Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Hotel Second Tier RB (i)	5.75%	01/01/34	9,060	7,548,792
Austin-Bergstrom Landhost Enterprises Inc.; Series 1999 A, Sr. Airport & Hotel RB(n)	3.38%	04/01/27	2,920	1,652,253
Bexar (County of) Health Facilities Development Corp. (Army Retirement Residence);
Series 2002, RB (b)(c)	6.13%	07/01/12	750	801,060
Series 2002, RB (b)(c)	6.30%	07/01/12	1,000	1,069,960
Bexar (County of) Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (a)	7.00%	01/01/39	4,140	3,689,899
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	7,476,869
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	5,000	4,461,150
Dallas (County of) Flood Control District No. 1;
Series 1989, Ref. Unlimited Tax CAB GO Bonds (f)(i)	0.00%	08/01/11	1,825	1,817,371
Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,603,393
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp. (American Airlines, Inc.);
Series 1995, RB	6.00%	11/01/14	11,335	11,040,743
Series 1999, RB (a)	6.38%	05/01/35	2,030	1,514,542
Series 2007, Ref. RB (a)	5.50%	11/01/30	20,100	13,694,934
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, Hospital RB	7.00%	09/01/25	10,500	10,386,705
Series 2004 A, Hospital RB	7.13%	09/01/34	7,250	6,977,182
Grand Prairie (City of) Housing Finance Corp. (Independent Senior Living Center);
Series 2003, Priority Lien RB	7.50%	07/01/17	1,110	1,115,850
Series 2003, Priority Lien RB	7.63%	01/01/20	655	657,836
Series 2003, Priority Lien RB	7.75%	01/01/34	6,795	6,611,807
Series 2003, Sub. Lien RB	7.50%	07/01/17	610	29,579
Series 2003, Sub. Lien RB	0.00%	01/01/20	345	16,729
Series 2003, Sub. Lien RB	0.00%	01/01/34	3,595	174,322
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)

Grapevine (City of) Industrial Development Corp. (Air Cargo); Series 2002, Sr. RB (a)	6.50%	01/01/24	$1,850	$1,755,706
Gregg (County of) Health Facilities Development Corp. (Good Shepherd);
Series 2002 A, Hospital RB (b)(c)	6.38%	10/01/12	1,830	1,974,094
Series 2002 A, Hospital RB	6.38%	10/01/21	1,170	1,183,783
Series 2002 A, Hospital RB	6.50%	10/01/26	2,070	2,075,775
Series 2002 A, Hospital RB (b)(c)	6.50%	10/01/12	1,220	1,318,088
Series 2002 A, Hospital RB	6.50%	10/01/29	780	781,092
HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	8,100	6,931,089
Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	3,155	2,511,001
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB	7.75%	11/15/29	4,910	4,775,761
Series 2009 A, RB	7.75%	11/15/44	15,345	14,402,357
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,300	3,432,604
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	14,000	10,041,500
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	1,500	1,329,090
Series 2008, RB	6.00%	02/15/38	2,000	1,735,840
Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 1998 C, Airport System Special Facilities RB (a)	5.70%	07/15/29	4,730	4,129,905
Series 2001, Airport System Special Facilities RB (a)	7.38%	07/01/22	1,100	1,105,038
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/21	4,400	4,346,012
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	6,000	5,871,000
Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community); Series 2004 A, Retirement Facilities RB (b)(c)	7.00%	02/15/14	500	586,655
Houston (City of) Industrial Development Corp. (Air Cargo); Series 2002, Sr. RB (a)	6.38%	01/01/23	3,960	3,695,630
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB (h)	5.00%	07/01/23	6,580	7,057,642
Series 2009 A, Ref. Sr. Lien Airport System RB (h)	5.00%	07/01/24	3,670	3,901,283
Series 2009 A, Ref. Sr. Lien Airport System RB (h)	5.00%	07/01/25	6,800	7,153,464
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/26	3,000	3,133,470
La Vernia (City of) Higher Education Finance Corp. (Kipp, Inc.); Series 2009 A, RB	6.38%	08/15/44	7,225	7,286,051
Lone Star College System; Series 2009, Limited Tax GO Bonds (h)	5.00%	08/15/34	23,200	24,335,872
Love Field Airport Modernization Corp. (Southwest Airlines Co. — Love Field Modernization Program); Series 2010, Special Facilities RB	5.25%	11/01/40	17,375	15,714,297
Lubbock (City of) Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,274,150
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	10,000	8,711,700
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/37	3,000	2,424,090
Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	10,405	9,051,518
Midlothian (City of) Development Authority; Series 2004, Tax Increment Contract Allocation RB (i)	6.20%	11/15/29	3,500	3,291,400
North Texas Tollway Authority;
Series 2008 A, First Tier RB (INS-BHAC) (e)(h)	5.75%	01/01/48	30,545	31,928,383
Series 2011 B, Special Project System CAB RB (f)	0.00%	09/01/37	5,000	855,550
Series 2011 C, Special Project System CAB RB (f)	0.00%	09/01/43	5,000	2,543,950
Orange (City of) Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,335	3,011,372
Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB	6.50%	08/15/39	4,000	3,933,520
San Antonio (City of) Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC) (a)(e)	5.00%	07/15/39	15,900	13,476,363
Tarrant (County of) Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.38%	11/15/44	8,650	8,549,400
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	11,000	10,913,980
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)

Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	$5,000	$4,896,400
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	8,500	8,395,450
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	9,000	8,923,590
Tarrant (County of) Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 C-1, Retirement Facility RB	7.50%	11/15/16	20,000	19,963,600
Series 2009 C-2, Retirement Facility RB	6.50%	11/15/14	5,000	4,958,800
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	1,850	1,565,563
Texas (State of) Department Housing & Community Affairs (Linked SAVRS & RIBS); Series 1992 C, Home Mortgage RB (INS-GNMA) (a)(e)	6.90%	07/02/24	550	599,154
Texas (State of) Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	12,000	12,613,440
Texas (State of) Public Finance Authority (School Excellence Education); Series 2004 A, Charter School Finance Corp. RB (i)	7.00%	12/01/34	3,575	3,251,284
Texas (State of) Student Housing Corp. (Midwestern State University);
Series 2002, Student Housing RB (b)(c)	6.50%	09/01/12	1,000	1,080,510
Series 2002, Student Housing RB (b)(c)	6.50%	09/01/12	5,875	6,347,996
Texas (State of) Turnpike Authority (Central Texas Turnpike);
Series 2002, CAB RB (INS-AMBAC) (e)(f)	0.00%	08/15/33	28,165	6,631,731
Series 2002, System CAB RB (INS-AMBAC) (e)(f)	0.00%	08/15/32	22,115	5,591,999
Series 2002, System CAB RB (INS-AMBAC) (e)(f)	0.00%	08/15/36	20,000	3,798,600
Series 2002, System CAB RB (INS-AMBAC) (e)(f)	0.00%	08/15/37	30,000	5,307,600
Texas (State of) Water Development Board; Series 2008 A, Sub. Lien State Revolving Fund RB (h)	5.00%	07/15/25	15,000	16,207,350
Texas (State of) Water Development Board; Series 2008 B, Sub. Lien State Revolving Fund RB (h)	5.00%	07/15/28	11,425	12,189,675
Texas (State of) Water Development Board; Series 2008 B, Sub. Lien State Revolving Fund RB (h)	5.00%	07/15/29	5,000	5,306,550
Tomball (City of) Hospital Authority (Tomball Regional Hospital);
Series 1999, Hospital RB	6.00%	07/01/25	3,650	3,096,879
Series 1999, Hospital RB	6.00%	07/01/29	6,010	4,875,612
Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,000	1,999,840
Tyler (City of) Health Facilities Development Corp. (Mother Frances Hospital); Series 2007, Ref. Hospital RB	5.00%	07/01/33	5,000	4,251,350
University of Texas;
Series 2004 D, Financing System RB (b)(c)(h)	5.00%	08/15/14	10,000	11,304,400
Series 2004 D, Financing System RB (b)(c)(h)	5.00%	08/15/14	15,000	16,956,600
Wichita (County of) Health Facilities Development Corp. (Rolling Meadows Facility); Series 1998 A, Ref. RB	6.25%	01/01/28	7,790	6,673,303
Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	7,000	7,002,380

				543,440,570

Utah—0.44%

Eagle Mountain (City of) (Special Improvement District No. 2000-1); Series 2006, Special Assessment Bonds	8.25%	02/01/21	1,193	1,199,550
Tooele (County of) (Union Pacific); Series 1992, Hazardous Waste Treatment RB (a)	5.70%	11/01/26	10,000	10,045,900
Utah (State of) Charter School Finance Authority (George Washington Academy); Series 2008 A, Charter School RB	7.00%	07/15/40	5,000	4,515,450
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,159,312
Series 2010, Charter School RB	6.38%	07/15/40	1,000	898,250
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	4,240	3,903,641

				21,722,103

Vermont—0.19%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	4,750	3,752,310
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont—(continued)

Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	$1,290	$1,216,380
Series 2002 A, RB	6.50%	06/15/32	2,170	1,956,819
Vermont (State of) Educational & Health Buildings Financing Agency (Vermont Council Development Mental Health);
Series 1999 A, RB	6.13%	12/15/14	1,335	1,343,157
Series 1999 A, RB	6.25%	12/15/19	885	872,344

				9,141,010

Virgin Islands—0.10%

Virgin Islands (Commonwealth of) (Matching Fund Loan Note-Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	4,716,495

Virginia—1.65%

Albemarle (County of) Industrial Development Authority (Covenant School, Inc.); Series 2001 A, Educational Facilities RB	7.75%	07/15/32	4,000	4,016,400
Albemarle (County of) Industrial Development Authority; Series 2001, Residential Care Facilities Mortgage RB (b)(c)	6.20%	01/01/12	2,500	2,585,375
Bell Creek Community Development Authority;
Series 2003 A, Special Assessment Bonds	6.75%	03/01/22	331	321,374
Series 2003 B, Special Assessment Bonds	7.00%	03/01/32	1,710	1,575,098
Broad Street Community Development Authority; Series 2003, Special Assessment RB (b)(c)	7.50%	06/01/13	7,483	8,578,736
Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB	6.60%	03/01/25	1,399	1,061,463
Series 2003 B, Special Assessment RB	6.75%	03/01/34	7,776	5,426,015
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment Bonds	6.25%	03/01/37	9,700	5,957,352
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	3,000	2,693,700
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	3,500	3,048,150
Dulles Town Center Community Development Authority (Dulles Town Center); Series 1998, Special Assessment Bonds	6.25%	03/01/26	2,355	2,321,300
Fairfax (County of) Economic Development Authority (Lewinsville Retirement Village); Series 2007 A, Sr. Living RB	5.25%	03/01/32	2,250	1,770,660
Henrico (County of) Economic Development Authority (United Methodist); Series 2002, Health Care Facility RB (b)(c)	6.70%	06/01/12	795	844,393
Isle Wight (County of) Industrial Development Authority; Series 2003 A, Environment Improvement RB (a)	5.70%	11/01/27	5,200	5,201,456
New Port Community Development Authority;
Series 2006, Special Assessment Bonds	5.50%	09/01/26	981	555,364
Series 2006, Special Assessment Bonds	5.60%	09/01/36	2,500	1,336,750
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.35%	09/01/28	1,487	1,415,104
Series 2007, Special Obligation RB	6.45%	09/01/37	4,219	3,856,799
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment Bonds	5.45%	03/01/36	7,000	4,472,720
Series 2006 C, Special Assessment Bonds	5.80%	03/01/36	7,250	4,879,250
Virginia (State of) Gateway Community Development Authority (Prince William City); Series 2003, Special Assessment Bonds	6.38%	03/01/30	3,859	3,670,488
Virginia (State of) Gateway Community Development Authority; Series 1999, Special Assessment Bonds	6.25%	03/01/26	1,645	1,591,027
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (i)	9.00%	07/01/39	8,300	8,705,455
Washington (County of) Industrial Development Authority (Mountain State Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	5,584,550

				81,468,979

Washington—2.46%

Kalispel Tribe of Indians; Series 2008, Priority District Washington RB	6.75%	01/01/38	8,000	6,912,400
Kennewick (City of) Public Hospital District; Series 2001, Ref. Improvement RB	6.30%	01/01/25	2,000	1,881,740
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)

King (County of) Public Hospital District No. 4 (Snoqualime Valley Hospital); Series 2009, Ref. Improvement Limited Tax GO Bonds	7.25%	12/01/38	$9,625	$9,740,019
Seattle (Port of) Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB (a)	7.25%	04/01/30	24,060	23,561,477
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2004, Ref. RB	6.00%	12/01/23	1,000	1,021,110
Series 2010, RB	5.75%	12/01/35	4,000	3,832,960
Series 2010, RB	6.00%	12/01/30	3,160	3,198,773
Tobacco Settlement Authority of Washington;
Series 2002, Asset-Backed Tobacco Settlement RB	6.50%	06/01/26	1,965	1,982,410
Series 2002, Asset-Backed Tobacco Settlement RB	6.63%	06/01/32	8,830	8,837,329
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	8,645	8,885,504
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	10,800	11,778,048
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,359,301
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (i)	6.20%	01/01/36	19,025	16,648,587
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (h)	5.00%	02/01/29	18,450	19,675,634

				121,315,292

West Virginia—0.51%

Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (a)	5.50%	10/15/37	5,250	4,743,900
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, Hospital RB	6.00%	10/01/20	1,500	1,472,595
Series 2008, Hospital RB	6.50%	10/01/38	8,000	7,441,520
Series 2008, Hospital RB	6.75%	10/01/43	12,000	11,418,000

				25,076,015

Wisconsin—1.16%

Baldwin (Village of);
Series 1998 A, Hospital Mortgage RB	6.13%	12/01/18	800	789,016
Series 1998 A, Hospital Mortgage RB	6.38%	12/01/28	5,180	4,738,457
Hudson (City of) (Christian Community Home, Inc.); Series 2003, Health Care Facility RB	6.50%	04/01/33	3,545	3,015,802
Milwaukee (City of) (Air Cargo);
Series 2002, Sr. RB (a)	6.50%	01/01/25	1,440	1,352,261
Series 2002, Sub. RB (a)	7.50%	01/01/25	2,250	2,139,255
Superior (City of) (Superior Water, Light & Power Company); Series 2007 B, Collateralized Utility RB (a)	5.75%	11/01/37	4,000	3,868,080
Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.);
Series 2003, RB	7.13%	01/15/22	935	924,977
Series 2003, RB	7.25%	01/15/33	2,355	2,263,061
Wisconsin (State of) Health & Educational Facilities Authority (Divine Savior Health Care); Series 2002 C, RB (b)(c)	7.50%	05/01/12	3,380	3,593,481
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	1,750	1,229,952
Series 2004, RB	6.13%	12/01/34	4,400	3,087,876
Wisconsin (State of) Health & Educational Facilities Authority (Froedert & Community); Series 2001, RB	5.38%	10/01/30	330	331,891
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	1,115	1,027,272
Series 1998, RB	5.75%	10/01/28	2,485	2,070,900
Series 1998, Special Term RB	5.90%	10/01/28	335	284,013
Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	2,750	2,190,072
Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB	6.13%	04/01/24	1,500	1,450,365
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)

Series 2004 A, RB	6.25%	04/01/34	$1,750	$1,611,505
Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.50%	07/01/23	1,200	1,191,012
Series 2003, RB	6.63%	07/01/28	1,000	973,060
Wisconsin (State of) Health & Educational Facilities Authority (United Lutheran Program for the Aging); Series 1998, RB	5.70%	03/01/28	2,750	2,380,785
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	5,980	5,842,400
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	9,928,019
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	1,000	980,380

				57,263,892

Wyoming—0.10%

Teton (County of) Hospital District (St. John’s Medical Center);
Series 2002, RB	6.75%	12/01/22	2,100	2,102,708
Series 2002, RB	6.75%	12/01/27	2,165	2,148,004
Series 2002, RB (b)(c)	6.75%	06/01/12	835	893,030

				5,143,742

TOTAL INVESTMENTS (p)—106.29% (Cost $5,716,447,921)				5,238,977,482

FLOATING RATE NOTE OBLIGATIONS (7.99)%
Notes with interest rates ranging from 0.17% to 0.33% at 5/31/11 and contractual maturities of collateral ranging from 07/01/2022 to 06/15/2050 (See Note 1D) (q)				(393,750,000)

OTHER ASSETS LESS LIABILITIES—1.70%				83,611,549

NET ASSETS—100.00%				$4,928,839,031

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGL	— Assured Guaranty Ltd.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp. (AMBAC filed for bankruptcy on November 8, 2010)

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

COP	— Certificates of Participation

Ctfs.	— Certificates

GNMA	— Government National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

Jr.	— Junior

LOC	— Letter of Credit

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RB	— Revenue Bonds

Ref.	— Refunding

RN	— Revenue Notes

SYNCORA	— Syncora Guaranteed Limited
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

Sr.	— Senior

Sub.	— Subordinated

TEMPS	— Tax-Exempt Mandatory Paydown Securities

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Advance refunded.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of these securities at May 31, 2011 was $78,664,687, which represented 1.60% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Zero coupon bond issued at discount.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $207,017,582, which represented 4.20% of the Fund’s Net Assets.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(l)	The interest rate shown represents the yield to maturity at time of purchase.

(m)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(n)	The issuer is in default with respect to principal but continues to pay interest at a rate less than the stated bond interest rate.

(o)	The issuer is paying less than stated interest, but is not in default on principal, because scheduled principal payments have not yet begun.

(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% of the securities held in the portfolio.

(q)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011 the Fund’s investments with a value of $654,718,710 are held by the Dealer Trusts and serve as collateral for the $393,750,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen High Yield Municipal Fund

D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Invesco Van Kampen High Yield Municipal Fund

Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$5,238,977,482	$—	$5,238,977,482

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $146,262,842 and $399,302,226, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$113,766,141

Aggregate unrealized (depreciation) of investment securities	(589,198,679)

Net unrealized appreciation (depreciation) of investment securities	$(475,432,538)

Cost of investments for tax purposes is $5,714,410,020.
Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen Intermediate Term
Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-ITMI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—102.74%

Alabama—0.34%
Health Care Authority for Baptist Health (The); Series 2009 A, RB (a)(b)	6.13%	05/15/12	$1,000	$1,036,040

Alaska—0.97%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	250	270,405
Series 2009 1, RB	5.25%	09/01/24	400	431,120
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS-AGC) (c)	5.00%	09/01/19	1,000	1,160,060
Series 2009, Lease RB (INS-AGC) (c)	5.50%	09/01/23	1,000	1,135,890

				2,997,475

Arizona—3.98%
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,043,400
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West);
Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	537,325
Series 2009 C, Health Facilities RB (a)(b)	5.00%	07/01/14	1,500	1,627,560
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (a)(b)	6.00%	05/01/14	1,000	1,084,670
Navajo (County of) Pollution Control Corp.;
Series 2009 C, PCR (a)(b)	5.50%	06/01/14	1,000	1,073,240
Series 2009 E, PCR (a)(b)	5.75%	06/01/16	1,000	1,123,500
Phoenix (City of) Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB (d)	5.00%	07/01/13	1,000	1,069,930
Phoenix (City of) Industrial Development Authority (Career Success Schools Project); Series 2009, Education RB	6.13%	01/01/20	500	477,665
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2008, Water & Wastewater RB (d)	6.38%	12/01/18	500	484,830
Pinal (County of) Electric District No. 4; Series 2008, Electric System RB	5.25%	12/01/18	500	526,250
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,139,460
University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,068,540

				12,256,370

California—12.25%
Adelanto (City of) Public Utility Authority (Utility System Project); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,001,570
Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	1,450	1,446,563
California (State of) Department of Water Resources; Series 2002 A, Power Supply RB (b)(e)	5.38%	05/01/18	1,500	1,585,485
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 C, RB	5.00%	03/01/14	500	538,810
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB (a)(b)	5.00%	07/01/14	500	543,925
California (State of) Municipal Finance Authority (Community Hospitals Central California); Series 2007, COP	5.00%	02/01/21	2,000	1,947,560
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.00%	07/01/19	250	257,870
Series 2010 A, RB	5.00%	07/01/20	725	739,022
California (State of) Municipal Finance Authority (High Technology High Chula Vista); Series 2008 B, Educational Facility RB (f)	5.50%	07/01/18	875	862,374
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS-FHA) (c)	6.25%	08/01/24	2,000	2,285,300
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	5.25%	11/15/14	1,065	1,101,881
Series 2009, Senior Living RB	6.25%	11/15/19	600	640,908
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Desert Hot Springs (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A-2, Tax Allocation RB	5.00%	09/01/23	$1,000	$857,840
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,130,840
Morongo Band of Mission Indians (Enterprise Casino); Series 2008, RB (f)	5.50%	03/01/18	165	156,141
Oakland (Port of);
Series 2002 L, RB (d)(e)	5.00%	11/01/12	170	181,217
Series 2002 L, RB (INS-NATL) (c)(d)	5.00%	11/01/21	1,330	1,338,445
Palm Springs (City of) (Palm Springs International Airport); Series 2008, Ref. Sub RB (d)	5.30%	07/01/13	320	320,048
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	4.75%	10/01/13	565	575,899
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,638,765
Sacramento (County of) (PFC Grant); Series 2009 D, Sub. Airport System RB	5.38%	07/01/26	2,000	2,094,560
San Francisco (City of) City & County Redevelopment Agency (Mission Bay South); Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	504,730
San Francisco (City of) City & County Redevelopment Agency (Mission Bay South);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,110,183
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,012,640
San Luis Obispo County Financing Authority (Lopez Dam Implant); Series 2011 A, Ref, RB (INS-AGM) (c)	5.50%	08/01/26	3,195	3,435,615
Southern California Public Power Authority (Milford Wind Corridor Project); Series 2010 1, RB	5.00%	07/01/24	2,000	2,181,960
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)(c)	3.50%	05/31/13	1,500	1,500,600
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (g)	0.00%	04/01/14	750	691,538
University of California;
Series 2009 O, RB (h)	5.75%	05/15/23	795	934,976
Series 2009 O, RB (h)	5.75%	05/15/25	1,185	1,363,224
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	1,500	1,542,420
Series 2009 A, Electric System RB	5.50%	08/01/15	1,000	1,092,520
West Contra Costa Unified School District (Election 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,131,560

				37,746,989

Colorado—2.22%
Colorado (State of) Health Facilities Authority (Christian Living Community’s Project); Series 2006 A, RB	5.25%	01/01/15	500	495,640
Colorado Springs (City of); Series 2003 A, Sub. Lien Utilities System Improvement RB	5.00%	11/15/19	1,560	1,695,923
Denver (City & County of);
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/24	2,000	2,231,820
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/25	500	552,790
Regional Transportation District (Denver Transport Partners); Series 2010, Private Activity RB	5.00%	01/15/22	750	736,035
University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,118,600

				6,830,808

Connecticut—0.66%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB	5.50%	04/01/21	1,000	1,032,120
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,000	1,002,720

				2,034,840

Delaware—0.15%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	472,370

Florida—6.78%
Brevard (County of) School District; Series 2004 B, Ref. COP (INS-NATL/FGIC) (c)	5.00%	07/01/20	1,000	1,046,980
Broward (County of); Series 1998 E, Ref. Airport Systems RB (INS-NATL) (c)(d)	5.38%	10/01/13	1,000	1,002,970
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,144,100
Florida (State of) Seminole Indian Tribe; Series 2007 A, Special Obligation RB (f)	5.75%	10/01/22	750	731,662
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Florida Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref, RB	5.00%	10/01/27	$1,000	$1,032,960
Highlands (County of) Health Facilities Authority (Adventist Health Sunbelt); Series 2008 A, RB (a)(b)	6.50%	11/17/15	3,000	3,584,310
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2006, Ref. PCR (INS-AMBAC) (a)(b)(c)	5.00%	03/15/12	1,650	1,696,563
Lakeland (City of);
Series 2009, Ref. Energy System RB (a)	0.93%	10/01/12	3,000	3,012,600
Series 2009, Ref. Energy System RB (a)	1.30%	10/01/14	2,000	1,999,540
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	500	458,905
Orange (County of) School Board; Series 2002 A, COP (INS-AMBAC) (c)	5.25%	08/01/14	1,500	1,590,435
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(b)(c)	5.35%	05/01/18	1,000	1,077,640
Tampa (City of); Series 2010, Ref. RB (INS-AGM) (c)(d)	5.00%	10/01/18	1,000	1,067,090
Tolomato Community Development District; Series 2007, Special Assessment RB	6.45%	05/01/23	670	438,006

				20,883,761

Georgia—1.81%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	1,000	1,017,100
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,219,248
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,712,070
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,022,420
Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	600	611,226

				5,582,064

Guam—0.70%
Guam (Territory of) (Section 30);
Series 2009 A, Government Limited Obligation RB	5.25%	12/01/17	1,000	1,083,840
Series 2009 A, Government Limited Obligation RB	5.50%	12/01/18	1,000	1,081,230

				2,165,070

Hawaii—1.42%
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	7.88%	11/15/23	250	263,402
Hawaii (State of) Department of Budget & Finance; Series 2009 C-2, Special Purpose RB	6.40%	11/15/14	2,000	1,999,920
Hawaii (State of); Series 2008 DK, Unlimited Tax GO Bonds (h)	5.00%	05/01/23	1,875	2,098,800

				4,362,122

Idaho—0.48%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	562,715
Idaho (State of) Housing & Finance Association; Series 2008 A, Single Family Mortgage RB (d)	5.00%	07/01/17	880	913,792

				1,476,507

Illinois—7.11%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	1,000	836,810
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, RB	5.13%	11/01/25	1,500	1,415,910
Chicago (City of) (Metramarket Chicago Project); Series 2010 A, Tax Increment Allocation COP	6.87%	02/15/24	1,309	1,341,500
Chicago (City of) (Roosevelt Square/ABLA Redevelopment Project); Series 2009 A, Ref. Tax Increment Allocation COP	7.13%	03/15/22	960	957,495
Chicago (City of);
Series 2007 F, Ref. VRD Unlimited Tax GO Bonds (i)	0.30%	01/01/42	2,000	2,000,000
Series 2011, Tax Increment COP	7.13%	05/01/21	500	505,615
Hodgkins (Village of); Series 2005, Ref. Sr. Lien Tax Allocation RB	5.00%	01/01/14	500	528,500
Huntley (City of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (c)	4.60%	03/01/17	921	993,658
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Advocate Healthcare Network); Series 2008 D, RB	6.13%	11/01/23	$1,000	$1,158,810
Illinois (State of) Finance Authority (Amerencips); Series 2000 A, Ref. PCR (a)(b)	5.50%	02/28/14	1,000	999,930
Illinois (State of) Finance Authority (Art Institute Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,126,290
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (j)	6.00%	08/15/22	750	375,000
Illinois (State of) Finance Authority (Illinois Institute Technology); Series 2009, RB	6.25%	02/01/19	1,635	1,532,616
Illinois (State of) Finance Authority (Landing at Plymouth); Series 2005 A, RB	5.25%	05/15/14	500	482,255
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, (TEMPS-65sm) RB	7.00%	11/15/15	1,000	989,080
Illinois (State of) Finance Authority (Sherman Health System); Series 1997, Health Facilities RB (INS-AMBC) (c)	5.25%	08/01/17	1,500	1,500,810
Illinois (State of) Finance Authority (Silver Cross Hospital and Medical Center); Series 2008, Ref. RB	6.00%	08/15/23	2,000	1,999,780
Pingree Grove (Village of) (Cambridge Lakes Project); Series 2005, Special Tax RB	5.25%	03/01/15	718	689,395
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	2,000	2,012,380
Round Lake Beach (Village of); Series 2003, Tax Allocation RB	4.65%	12/15/13	460	460,529

				21,906,363

Indiana—3.01%
Allen (County of) Juvenile Justice Center Building Corp.; Series 2001, First Mortgage RB (b)(e)	5.50%	01/01/12	1,000	1,040,660
Carmel (City of) Redevelopment Authority; Series 2006, RB (INS-NATL) (c)	5.00%	07/01/22	1,000	1,065,910
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS Economic Development RB	7.25%	11/15/14	1,000	999,940
Hobart Building Corp.; Series 2006, First Mortgage RB (INS-NATL/FGIC) (c)	5.50%	07/15/13	830	908,709
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	513,825
Indiana (State of) Finance Authority (Indianapolis Power & Light Company); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,191,620
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS-AGM) (c)	5.25%	11/01/24	365	386,484
Series 2006 E, Ref. Health System RB (INS-AGM) (c)	5.25%	11/01/25	200	209,756
Series 2006 E, Ref. Health System RB (INS-AGM) (c)	5.25%	11/01/26	175	182,245
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	539,670
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. RB (d)	5.10%	01/15/17	760	839,496
St Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, RB	5.75%	05/15/13	400	402,368

				9,280,683

Iowa—0.88%
Altoona (City of) (Annual Appropriation); Series 2008, Tax Allocation RB	5.63%	06/01/23	1,000	1,071,250
Coralville (City of); Series 2006 D, COP	5.25%	06/01/22	500	529,675
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/19	1,000	1,106,470

				2,707,395

Kansas—0.88%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.50%	11/15/23	1,000	1,115,050
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	553,355
Shawnee (County of) Unified School District No. 501 (Topeka); Series 2002, Unlimited Tax GO Bonds (b)(e)	5.00%	02/01/12	1,000	1,032,040

				2,700,445

Kentucky—1.49%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital Facilities RB	5.00%	08/15/18	1,000	1,113,470
Series 2009 A, Hospital Facilities RB	5.38%	08/15/24	1,000	1,045,130
Kentucky (State of) Housing Corp.; Series 2008 A, RB (d)	5.00%	01/01/23	310	314,858
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—(continued)
Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS-AGM) (c)(d)	5.50%	07/01/17	$1,000	$1,053,100
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (c)	5.00%	10/01/25	1,000	1,066,420

				4,592,978

Louisiana—1.74%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	593	296,500
Louisiana (State of) Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.00%	06/01/20	1,000	1,023,110
Series 2009 C-1, Assessment RB (INS-AGC) (c)	5.88%	06/01/23	1,000	1,105,660
Louisiana (State of) Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (a)(b)(d)	5.25%	03/01/13	1,000	1,045,360
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring RB (INS-AGC) (c)	5.00%	01/01/18	1,235	1,346,459
Series 2009 A-1, Ref. & Restructuring RB (INS-AGC) (c)	5.00%	01/01/19	500	541,420

				5,358,509

Maryland—3.21%
Maryland (State of) Economic Development Corp. (Transit Facilities Project); Series 2010 A, RB	5.13%	06/01/20	2,250	2,198,677
Maryland (State of) Economic Development Corp. (University of Maryland College Park Projects);
Series 2003, Student Housing RB (k)	5.75%	06/01/13	625	691,306
Series 2006, Ref. Student Housing RB (INS-CIFG) (c)	5.00%	06/01/13	1,000	1,055,100
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,033,810
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (a)(b)	5.00%	05/15/15	500	560,840
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	248,918
Maryland (State of) Transportation Authority; Series 2008, RB	5.25%	03/01/20	3,000	3,594,690
Prince George’s (County of) (National Harbor Project); Series 2004, Special Obligation Bonds	4.70%	07/01/15	500	503,305

				9,886,646

Massachusetts—1.44%
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	650,091
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Solid Waste Disposal RB (a)(b)	5.75%	05/01/19	1,500	1,651,440
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	533,700
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	295	292,900
Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 T-2, RB (a)(b)	4.10%	04/19/12	1,000	1,032,650
Massachusetts (State of) Health & Educational Facilities Authority (Quincy Medical Center); Series 2008 A, RB	5.85%	01/15/18	300	277,371

				4,438,152

Michigan—1.09%
Michigan (State of) Kent Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (a)(b)	5.50%	01/15/15	1,000	1,126,160
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (a)(b)(d)	6.75%	06/02/14	2,000	2,217,600

				3,343,760

Minnesota—0.91%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Healthcare System RB	6.38%	11/15/23	500	559,345
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Northern Municipal Power Agency; Series 2009 A, Ref. Electric Systems RB (INS-AGC) (c)	5.00%	01/01/15	$2,000	$2,236,240

				2,795,585

Mississippi—0.32%
Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	995,320

Missouri—4.88%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Healthcare Facilities RB	5.00%	06/01/21	525	556,327
Fenton (City of) (Gravois Bluffs Redevelopment Project); Series 2006, Ref. Tax Allocation RB	5.00%	04/01/13	500	525,930
Ferguson (City of) (Crossing at Halls Ferrry); Series 2005, Ref. Tax Allocation RB	5.50%	04/01/14	610	617,436
Kansas (City of) Industrial Development Authority (City Downtown Redevelopment District); Series 2011 A, Ref, RB	5.50%	09/01/23	1,000	1,103,360
Kansas (City of) Industrial Development Authority (Plaza Library Project); Series 2004, RB	6.00%	03/01/16	1,175	1,199,287
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,111,300
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community RB	7.50%	11/15/16	1,000	1,007,170
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	2,250	2,246,220
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	220	210,597
Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co. Project); Series 2008, Environmental Improvement RB (a)(b)(d)	4.90%	07/01/13	1,500	1,572,225
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2004 B, VRD RB (i)	0.10%	02/15/34	500	500,000
Raytown (City of) (Live Redevelopment Project); Series 2007, RB	5.00%	12/01/16	500	553,560
St. Charles (City of); Series 2003 B, COP	5.50%	05/01/18	2,000	2,080,380
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	255,722
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	478,856

				15,018,370

Nebraska—1.09%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health); Series 2010 B, Healthcare Facilities RB	6.00%	06/01/25	1,000	995,320
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (c)	5.13%	04/01/23	560	625,022
University of Nebraska Facilities Corp. (Deferred Maintenance); Series 2006, RB (INS-AMBAC) (c)	5.00%	07/15/17	1,500	1,727,250

				3,347,592

Nevada—0.98%
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	1,893,420
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Allocation RB	7.00%	06/15/20	1,000	1,137,420

				3,030,840

New Hampshire—1.03%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,095,360
New Hampshire (State of) Business Finance Authority (United Illuminating Co.); Series 1997, PCR (a)(b)(d)	7.13%	02/01/12	2,000	2,074,040

				3,169,400

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—0.66%
New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.25%	11/01/20	$500	$466,750
New Jersey (State of) Health Care Facilities Financing Authority (St. Clares Hospital Inc.) Series 2004 A, Ref. RB (k)	5.25%	07/01/20	1,000	1,191,740
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System); Series 2008, RB	5.75%	07/01/15	360	385,884

				2,044,374

New Mexico—2.08%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (a)(b)	5.20%	06/01/20	1,700	1,716,065
Jicarilla Apache Nation; Series 2003 A, RB (f)	5.50%	09/01/23	1,000	1,041,530
New Mexico (State of) Finance Authority (Sr. Lien Public Project Revolving Fund); Series 2006 B, RB (INS-NATL) (c)	5.00%	06/01/17	1,310	1,511,491
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena Project); Series 2010 A, First Mortgage RB	5.00%	07/01/19	1,000	1,027,390
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,113,610

				6,410,086

New York—5.08%
Albany (City of) Industrial Development Agency (St. Peters Hospital Project); Series 2008 A, Civic Facilities RB	5.75%	11/15/22	500	520,405
Brooklyn (City of) Arena Local Development Corp. (Barclays Center Project);
Series 2009, RB	5.75%	07/15/17	1,000	1,095,850
Series 2009, RB	5.75%	07/15/19	1,000	1,080,670
Long Island Power Authority; Series 2003 C, Electric System RB (b)(e)	5.50%	09/01/13	1,000	1,112,390
Madison (County of) Industrial Development Agency (Oneida Health System Incorporated Project); Series 2007, RB	4.50%	02/01/17	165	166,140
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,195,060
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement RB	5.88%	01/01/18	1,125	1,096,121
Nassau (County of) Industrial Development Authority (Cold Spring Harbor Labratory Project); Series 1999, VRD Civic Facilities Ref. IDR (i)	0.10%	01/01/34	1,150	1,150,000
New York (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	1,500	1,506,570
New York (City of) Industrial Development Agency (Pilot Queens Baseball Stadium);
Series 2009, RB (INS-AGC) (c)	5.00%	01/01/18	200	217,560
Series 2009, RB (INS-AGC) (c)	5.00%	01/01/19	200	215,882
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.00%	01/15/21	1,000	1,110,290
New York (City of); Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (i)	0.10%	08/01/17	500	500,000
New York (State of) Environmental Facilities Corp. (Municipal Water Financing); Series 2005 C, Clean Water & Drinking Revolving RB	5.00%	06/15/21	2,000	2,218,620
Niagara Falls (City of) (Public Improvement); Series 1994, Unlimited Tax GO Bonds (e)	6.90%	03/01/20	5	5,010
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (a)(b)(d)(f)	6.63%	10/01/13	1,000	1,000,070
Suffolk (County of) Industrial Development Agency (New York Institute Technology Project); Series 2000, Civic Facilities RB	5.25%	03/01/21	1,425	1,471,769

				15,662,407

North Carolina—1.42%
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,174,740
Series 2008 C, Power System RB (INS-AGC) (c)	6.00%	01/01/19	1,250	1,404,450
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Healthcare Facilities RB	5.00%	10/01/15	500	493,845
North Carolina (State of) Medical Care Commission (South Minster Project); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	240,215
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina—(continued)
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2003 A, Electric RB (INS-NATL) (c)	5.25%	01/01/19	$1,000	$1,057,150

				4,370,400

North Dakota—0.62%
Grand Forks (City of) (4000 Valley Square Project); Ref. Senior Housing RB	5.00%	12/01/16	500	482,305
North Dakota (State of) Public Finance Authority (St. Revolving Federal Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,441,098

				1,923,403

Ohio—3.77%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	500	401,610
American Municipal Power-Ohio Inc. (Hydroelectric Projects); Series 2009 C, RB	5.25%	02/15/19	1,175	1,313,944
Athens (County of) (Improvement O’Bleness Memorial); Series 2003 A, Ref. RB	6.25%	11/15/13	320	320,886
Cleveland (City of) (Cleveland Stadium Project); Series 2004, Ref. RB (INS-AMBAC) (c)	5.13%	12/01/20	1,370	1,450,433
Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB (a)(b)	5.25%	11/15/14	1,000	1,090,830
Montgomery (County of) (St. Leonard); Series 2010, Ref. Healthcare & MFH RB	6.00%	04/01/20	1,000	1,026,080
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,165,760
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (a)(b)(d)	2.88%	08/01/14	2,000	2,026,800
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2004, Ref. Beneficial Interest Certificates (INS-AMBAC) (c)	5.00%	02/15/21	750	781,582
Ohio (State of) State Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB (d)	5.15%	07/15/15	1,000	1,020,650

				11,598,575

Oklahoma—0.97%
Chickasawa Nation (Health System); Series 2007, RB (f)	5.38%	12/01/17	370	397,991
Citizen Potawatomi Nation; Series 2004 A, Obligation Tax RB	5.75%	09/01/11	775	773,140
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General Airport RB	5.38%	06/01/24	1,750	1,812,352

				2,983,483

Pennsylvania—3.80%
Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM) (c)(d)	5.00%	01/01/16	1,000	1,071,520
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	474,930
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills Project); Series 2004, Tax Allocation RB	5.10%	07/01/14	160	163,486
Delaware (County of) Authority (Elwyn Project); Series 2010, RB	5.00%	06/01/20	1,980	2,017,996
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	538,250
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.00%	02/01/21	500	453,490
Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB (a)(b)	5.00%	06/01/12	2,000	2,065,940
Pennsylvania (State of) Economic Development Financing Authority (Waste Management Project); Series 2009, Solid Waste Disposal RB (a)(b)	2.63%	12/03/12	1,000	1,011,450
Philadelphia (City of); Series 2004, Gas Works RB (INS-AGC) (c)	5.25%	08/01/18	750	799,463
Philadelphia (State of) Redevelopment Authority (Neighborhood Transformation); Series 2002 A, RB (INS-NATL/FGIC) (c)	5.50%	04/15/16	2,000	2,071,200
Washington (County of) Industrial Development Authority (Jefferson College); Series 2010, RB	5.00%	11/01/25	1,000	1,041,950

				11,709,675

Puerto Rico—0.65%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, Power RB	5.00%	07/01/24	2,000	1,996,120
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—1.76%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	$1,000	$1,081,790
Piedmont (City of) Municipal Power Agency;
Series 2008 A 2, Electric RB	5.00%	01/01/24	1,000	1,051,140
Series 2009 A 4, Ref. Electric RB	5.00%	01/01/21	2,000	2,193,500
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (c)	5.00%	02/01/19	1,000	1,106,500

				5,432,930

South Dakota—0.17%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/22	500	528,795

Tennessee—0.82%
Chattanooga (City of) Health Educational & Housing Facility Board (CDFI Phase I LLC Project); Series 2005 A, Ref. RB	5.00%	10/01/15	270	279,760
Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	06/01/15	700	651,945
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor Project); Series 2006 A, RB	5.25%	09/01/16	500	487,000
Shelby (County of) Health Educational & Housing Facilities Board; Series 2008 C, RB	5.25%	06/01/18	1,000	1,103,770

				2,522,475

Texas—8.65%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (d)	4.85%	04/01/21	1,000	1,032,260
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,678,575
Capital Area Cultural Education Facilities Finance Corp. (Roman Catholic Diocese); Series 2005 A, RB	5.50%	04/01/25	1,610	1,586,897
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/18	1,500	1,660,545
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	205	216,568
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;
Series 2002 C, Joint Airport RB (INS-NATL) (c)(d)	5.75%	11/01/18	500	501,730
Series 2002 C, Joint Airport RB (INS-NATL) (c)(d)	6.00%	11/01/23	500	501,830
Greenville (City of); Series 2010, Ref. & Improvement RB	5.00%	02/15/25	2,355	2,461,210
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.00%	12/01/27	500	554,655
Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,500	1,555,395
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	315	296,613
Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/13	500	520,330
Series 2005, Hospital RB	5.00%	08/15/19	350	353,812
Hopkins (County of) Hospital District; Series 2008, Hospital RB	5.50%	02/15/23	500	472,315
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, Higher Education RB	5.88%	05/15/21	1,000	1,016,920
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System East Texas); Series 2007, RB	5.13%	02/15/22	250	229,360
Mesquite (City of) Health Facility Development Corp. (Retirement Facility Christian Care); Series 2005, RB	5.00%	02/15/15	840	870,551
Mission (City of) Economic Development Corp. (Allied Waste N.A. Incoporated Project); Series 2007 A, Solid Waste Disposal RB (d)	5.20%	04/01/18	400	405,296
Mission (City of) Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (a)(b)(d)	6.00%	08/01/13	500	539,415
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,113,490
Series 2008 L-2, Ref. First Tier System RB (a)(b)	6.00%	01/01/13	1,000	1,067,280
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	$500	$539,995
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,000	969,150
Tarrant (County of) Cultural Education Facilities Finance Corp. (Christus Health); Series 2008 A, Ref. RB (INS-AGC) (c)	5.75%	07/01/18	2,000	2,168,020
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, Retirement Facility TEMPS-75 RB	7.25%	11/15/16	1,000	995,520
Tarrant (County of) Cultural Educational Facilities Finance Corp. (Baylor Healthcare System Project); Series 2009, Ref. RB	5.75%	11/15/24	1,000	1,097,650
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,256,660

				26,662,042

Virgin Islands—1.24%
Virgin Islands Public Finance Authority (Matching Fund Loan Note Diago Project); Series 2009 A, Sub. RB	6.00%	10/01/14	500	533,735
Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,099,400
Virgin Islands Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,170,700

				3,803,835

Virginia—1.39%
Fairfax (County of) Industrial Development Authority (Healthcare Inova Health System); Series 2009 A, RB	5.13%	05/15/24	1,000	1,080,950
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton); Series 2009, RB (f)	8.00%	07/01/19	1,000	1,043,360
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	1,000	1,131,150
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,023	1,039,112

				4,294,572

Washington—4.00%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB	5.50%	07/01/25	1,000	1,092,600
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,062,470
FYI Properties (Washington St. District Project); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,119,820
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	150	141,774
Seattle (City of); Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,027,962
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,072,200
Washington (State of) Higher Education Facilities Authority (Whitworth University Project); Series 2009, RB	5.13%	10/01/24	1,500	1,528,935
Washington (State of); Series 2004 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	07/01/20	3,000	3,287,190

				12,332,951

West Virginia—0.24%
Ohio (County of) (Fort Henry Centre Tax Increment Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	246,280
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.00%	10/01/20	500	490,865

				737,145

Wisconsin—3.25%
Milwaukee (County of);
Series 2010 B, Ref. Airport RB (d)	5.00%	12/01/22	1,250	1,279,725
Series 2010 B, Ref. Airport RB (d)	5.00%	12/01/23	1,000	1,011,880
Superior (City of) (Superior Water, Light & Power Company); Series 2007 A, Ref. Collateralized Utility RB (d)	5.38%	11/01/21	1,370	1,402,373
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (a)(b)	4.75%	08/15/14	1,000	1,066,630
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Series 2009 B, RB (a)(b)	5.13%	08/15/16	$1,000	$1,102,320
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospital, Inc.); Series 2004 A, RB	5.50%	08/15/14	500	492,900
Wisconsin (State of) Health & Educational Facilities Authority (St. Johns Community, Inc.); Series 2009 C2, TEMPS RB	5.40%	09/15/14	1,750	1,701,665
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (d)	5.30%	09/01/23	1,875	1,938,244

				9,995,737

Wyoming—0.35%
Wyoming Municipal Power Agency; Series 2008 A, Power Supply System RB	5.38%	01/01/25	1,000	1,072,580

TOTAL INVESTMENTS (l)—102.74% (Cost $303,003,499)				316,498,039

Floating Rate Note Obligations (m)—(1.39)%
Notes with interest rates ranging from 0.18% to 0.25% at 05/31/11 and contractual maturities of collateral ranging from 05/01/23 to 08/01/25 (See Note 1E)				(4,275,000)

OTHER ASSETS LESS LIABILITIES—(1.35)%				(4,151,588)

NET ASSETS—100.00%				$308,071,451

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.*

BAN	—	Bond Anticipation Notes

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

CIFG	—	CIFG Assurance North America, Inc.

COP	—	Certificates of Participation

FGIC	—	Financial Guaranty Insurance Co.

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

LOC	—	Letter of Credit

MFH	—	Multi-Family Housing

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

RB	—	Revenue Bonds

Ref.	—	Refunding

Sr.	—	Senior

Sub.	—	Subordinated

TEMPS	—	Tax-Exempt Mandatory Paydown Securities

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Security subject to the alternative minimum tax.

(e)	Advance refunded.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $5,233,128, which represented 1.70% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.

(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $671,500, which represented 0.22% of the Fund’s Net Assets.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	5.77%

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Fund’s investments with a value of $7,181,610 are held by Dealer Trusts and serve as collateral for the $4,275,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date.
Invesco Van Kampen Intermediate Term Municipal Income Fund

No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Invesco Van Kampen Intermediate Term Municipal Income Fund

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$316,498,039	$—	$316,498,039

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $14,620,222 and $10,200,245, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,168,983
Aggregate unrealized (depreciation) of investment securities	(2,402,300)

Net unrealized appreciation of investment securities	$13,766,683

Cost of investments for tax purposes is $302,731,356.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen Intermediate Term Municipal Income Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Municipal Fund (the “Target Fund”) in exchange for shares of the Fund.
          The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco Van Kampen Intermediate Term Municipal Income Fund

Invesco Van Kampen Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-MINC-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—106.81%

Alabama—1.78%
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (a)	5.20%	06/01/25	$2,500	$2,366,475
Health Care Authority for Baptist Health (The); Series 2009 A, RB (b)(c)	6.13%	05/15/12	2,000	2,072,080
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	900	644,643
Mobile Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (d)	6.95%	01/01/20	3	—
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	1,800	1,873,278
University of Alabama at Birmingham (The); Series 2008 A, Hospital RB (b)(c)	5.75%	09/01/18	3,000	3,270,210

				10,226,686

Alaska—1.63%
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(e)	5.00%	12/01/35	3,015	2,439,226
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	209,940
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGL) (e)	6.00%	09/01/28	5,000	5,642,150
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	1,780	1,076,544

				9,367,860

Arizona—3.13%
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	464,410
Series 2010, RB	5.13%	05/15/40	1,000	926,900
Glendale (City of) Industrial Development Authority; Series 2005, Ref. RB	5.00%	12/01/35	1,655	1,372,094
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	1,000	1,084,670
Navajo (County of) Pollution Control Corp.;
Series 2009 C, RB (b)(c)	5.50%	06/01/14	1,000	1,073,240
Series 2009 E, RB (b)(c)	5.75%	06/01/16	1,000	1,123,500
Phoenix (City of) Civic Improvement Corp.;
Series 2002 B, Sr. Lien Airport RB (INS-NATL/FGIC) (a)(e)	5.25%	07/01/32	5,000	4,977,650
Series 2008 B, Sr. Lien Airport RB (a)	5.25%	07/01/19	1,000	1,086,040
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	540,270
Series 2009, Education RB	7.13%	01/01/45	570	515,901
Pima (County of) Industrial Development Authority (Global Water Resources LLC);
Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	1,600	1,412,864
Series 2008, Water & Wastewater RB (a)	6.38%	12/01/18	815	790,273
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB	6.00%	12/01/23	550	566,374
Series 2008, Electrical System RB	6.00%	12/01/28	740	743,101
University Medical Center Corp. Arizona; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,301,437

				17,978,724

California—7.23%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	1,960,400
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization); Series 2006, Asset-Backed RB	5.25%	06/01/21	1,835	1,650,766
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	2,000	2,050,020
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,047,813
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS-FHA) (e)	6.25%	08/01/24	2,000	2,285,300
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	$500	$534,090
Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,137,340
Desert Hot Springs (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A-2, Tax Allocation RB	5.00%	09/01/23	1,610	1,381,122
Foothill/Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (e)(f)	0.00%	01/15/17	3,000	2,071,140
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Project Areas Housing Programs); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	1,968,400
Los Angeles (City of) Department of Water & Power; Series 2008 A-1, Sub. Power System RB (g)	5.25%	07/01/38	2,000	2,068,580
Los Angeles (City of) Unified School District; Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,083,190
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,731,275
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,100	2,008,503
San Francisco (City of) City & County Redevelopment Agency (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	980,320
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	1,000	647,380
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	1,600	1,299,680
University of California;
Series 2009 O, RB (g)	5.75%	05/15/23	2,295	2,699,081
Series 2009 O, RB (g)	5.75%	05/15/25	3,390	3,899,856
West Contra Costa (County of) Unified School District (Election of 2002); Series 2003 B, Unlimited Tax GO Bonds (INS-AGM) (e)	5.00%	08/01/26	5,000	5,043,350

				41,547,606

Colorado—2.10%
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	896,780
Colorado (State of) Regional Transportation District (Denver Transit Partners);
Series 2010, Private Activity RB	6.00%	01/15/41	1,250	1,253,375
Series 2010, Private Activity RB	6.50%	01/15/30	1,150	1,207,144
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (g)	5.00%	08/01/24	1,500	1,673,865
Series 2008, Unlimited Tax GO Bonds (g)	5.00%	08/01/25	6,000	6,633,480
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	500	400,265

				12,064,909

Connecticut—1.23%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (a)	5.50%	04/01/21	3,000	3,096,360
Connecticut (State of) Housing Finance Authority; Series 2010 D-2, Sub. Housing Mortgage Finance Program RB (a)	5.00%	05/15/31	2,000	1,975,080
Hamden (Town of) (Whitney Center);
Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,000	1,002,720
Series 2009 C, RB (b)(c)	7.25%	01/01/16	1,000	1,020,530

				7,094,690

Delaware—0.10%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	595,186

District of Columbia—3.74%
District of Columbia;
Series 2009 A, Income Tax RB (g)	5.00%	12/01/23	4,285	4,824,139
Series 2009 B, Ref. Secured Income Tax RB (g)	5.00%	12/01/24	1,715	1,906,463
District of Columbia (Gallery Place); Series 2002, Tax Increment Tax Allocation RB (INS-AGM) (e)	5.25%	07/01/27	5,150	5,201,346
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,328,612
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia—(continued)
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility RB (INS-AGM/NATL/FGIC) (e)	5.50%	10/01/41	$4,000	$4,221,440
Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS-NATL/FGIC) (a)(e)	5.25%	10/01/32	3,000	3,006,090

				21,488,090

Florida—5.28%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	931,920
Series 2007, IDR	5.88%	11/15/36	1,000	769,070
Broward (County of); Series 2001 J 1, Airport System RB (INS-AMBAC) (a)(e)	5.25%	10/01/26	5,000	4,981,400
Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB (a)	5.75%	01/01/32	1,000	844,370
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, Healthcare Facilities RB (INS-AMBAC) (e)	5.95%	07/01/20	425	441,707
Florida (State of) Board of Education (Capital Outlay 2007); Series 2007 A, Ref. Education Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,190,409
Florida (State of) Department of Transportation (Turnpike Authority);
Series 2008 A, Ref. Turnpike RB (g)	5.00%	07/01/26	1,305	1,391,247
Series 2008 A, Ref. Turnpike RB (g)	5.00%	07/01/27	1,325	1,404,725
Series 2008 A, Ref. Turnpike RB (g)	5.00%	07/01/28	1,440	1,517,573
Series 2008 A, Ref. Turnpike RB (g)	5.00%	07/01/32	2,500	2,569,650
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/35	2,000	1,994,460
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2007, First Mortgage RB	5.50%	07/01/38	1,750	1,363,337
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	800	728,784
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(c)(e)	5.35%	05/01/18	2,200	2,370,808
Reunion East Community Development District; Series 2005, Special Assessment RB (d)	5.80%	05/01/36	490	240,085
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (h)	5.25%	10/01/27	3,000	2,646,390
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,365	1,266,215
Tolomato Community Development District;
Series 2007, Special Assessment RB	6.55%	05/01/27	400	261,596
Series 2007, Special Assessment RB	6.65%	05/01/40	665	401,540

				30,315,286

Georgia—1.72%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	2,500	2,545,400
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,391,450
Atlanta (City of);
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,094,920
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,088,380
Gainesville & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	724,213
Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	2,000	2,037,420

				9,881,783

Hawaii—1.87%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Company); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,012,460
Hawaii (State of) Department of Budget & Finance;
Series 2009 C-1, Special Purpose RB	7.50%	11/15/15	2,000	2,018,140
Series 2009 C-2, Special Purpose RB	6.40%	11/15/14	1,000	999,960
Hawaii (State of); Series 2008 DK, Unlimited Tax GO Bonds (g)	5.00%	05/01/23	5,125	5,736,720

				10,767,280

Idaho—0.85%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,125,430
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	615	511,065
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Idaho—(continued)
Idaho (State of) Housing & Finance Association;
Series 2008 A-CL-I, Single Family Mortgage RB (a)	5.75%	07/01/39	$1,840	$1,870,599
Series 2008 A-CL-II, Single Family Mortgage RB (a)	5.85%	07/01/36	1,320	1,356,551

				4,863,645

Illinois—13.60%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	2,250	1,882,823
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	993,675
Chicago (City of) (Diversey/Narragansett); Series 2006, Ref. Tax Increment Allocation COP	7.46%	02/15/26	480	467,352
Chicago (City of) (Lakefront Millennium Parking Facility); Series 1999, Limited Tax GO Bonds (i)	5.65%	01/01/12	3,000	3,154,560
Chicago (City of) (O’Hare International Airport); Series 2008 A, Airport RB (INS-AGM) (e)(g)	5.00%	01/01/33	3,000	3,002,370
Chicago (City of) (Roosevelt Square/ABLA Redevelopment Project); Series 2009 A, Ref. Tax Increment Allocation COP	7.13%	03/15/22	1,920	1,914,989
Chicago (City of) (San Drain & Ship Canal); Series 1997 A, Tax Allocation RB	7.75%	01/01/14	505	506,040
Chicago (City of);
Series 2000 C, Unlimited Tax GO Bonds (INS-NATL/FGIC) (e)	5.75%	01/01/16	1,200	1,204,404
Series 2011, Tax Increment COP	7.13%	05/01/21	1,400	1,415,722
Gilberts (Village of) Special Service Area No. 19 (The Conservancy Project); Series 2006 1, Special Tax RB (d)	5.38%	03/01/16	1,000	450,400
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,076,560
Illinois (State of) Finance Authority (Amerencips); Series 2000 A, Ref. PCR (b)(c)	5.50%	02/28/14	5,050	5,049,647
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,610,600
Illinois (State of) Finance Authority (Carle Foundation); Series 2011 A, RB	6.00%	08/15/41	4,000	3,994,040
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (d)	5.50%	08/15/18	1,000	500,000
Series 2008 A, Ref. RB (d)	6.00%	08/15/22	250	125,000
Series 2008 A, Ref. RB (d)	6.13%	08/15/28	1,500	750,000
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.10%	08/15/31	920	727,858
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (g)	5.38%	08/15/24	1,000	1,086,570
Series 2009 A, RB (g)	5.75%	08/15/30	2,000	2,112,180
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS RB	7.00%	11/15/15	1,500	1,483,620
Illinois (State of) Finance Authority (Resurrection Health Care);
Series 1999 B, RB (INS-AGM) (e)	5.00%	05/15/15	4,700	5,092,074
Series 1999 B, RB (INS-AGM) (e)	5.00%	05/15/17	5,100	5,533,653
Series 1999 B, RB (INS-AGM) (e)	5.00%	05/15/18	5,050	5,442,534
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,071,560
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,500	2,701,750
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	2,000	1,781,920
Illinois (State of) Finance Authority (Silver Cross Hospital and Medical Center); Series 2008, Ref. RB	6.00%	08/15/23	2,745	2,744,698
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 B, Illinois Dedicated State Tax RB (INS-NATL) (e)(j)	5.40%	06/15/19	9,250	9,559,412
McHenry (County of) (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	1,820	1,862,388
Pingree Grove (Village of) (Cambridge Lakes Project); Series 2005, Special Tax RB	5.25%	03/01/15	1,405	1,349,025
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (d)	5.80%	03/01/37	1,500	740,670
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	3,375	3,395,149
United (City of) & Yorkville (City of) (Raintree Village); Series 2005, Special Tax RB	6.25%	03/01/35	982	532,509
Volo (Village of) Special Service Area Number 3 (Symphony Meadows); Series 2006 1, Special Tax RB	6.00%	03/01/36	548	426,229
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	425	374,616

				78,116,597

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—1.62%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	$500	$513,825
Indiana (State of) Finance Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,740	1,545,050
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,128,640
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. RB (a)	5.10%	01/15/17	1,500	1,656,900
Indianapolis (City of) Local Public Improvement Bond Bank; Series 1992 D, RB (k)	6.75%	02/01/14	365	391,751
St Joseph (County of) Redevelopment District;
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/11	140	139,542
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/12	140	129,247
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/13	135	115,413
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/14	130	102,924
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/15	130	95,312
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/16	135	91,662
Series 1997 B, Tax Allocation CAB RB (f)	0.00%	06/30/17	225	141,478
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (h)	5.50%	09/01/27	1,500	1,261,650

				9,313,394

Iowa—1.57%
Altoona (City of); Series 2008, Tax Allocation RB	6.00%	06/01/34	1,860	1,916,693
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,162,912
Iowa (State of) (I-Jobs Program); Series 2009 A, Special Obligation RB (g)(l)	5.00%	06/01/27	4,650	5,023,488
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Health Care Facilities RB	5.75%	11/15/24	1,100	916,113

				9,019,206

Kansas—0.28%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,602,315

Kentucky—2.07%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital Facilities RB	5.38%	08/15/24	3,000	3,135,390
Series 2009 A, Hospital Facilities RB	5.63%	08/15/27	1,000	1,057,790
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Sub. Series 2008 A-1, RB (INS-AGL) (e)	6.00%	12/01/33	4,000	4,160,800
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	1,500	1,497,765
Paducah Electric Plant Board; Series 2009 A, RB (INS-AGL) (e)	5.25%	10/01/35	2,000	2,054,760

				11,906,505

Louisiana—1.47%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (d)	5.25%	07/01/17	1,364	682,000
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,054,620
Louisiana (State of) Rapides Finance Authority (Cleco Power LLC);
Series 2007, RB (a)(b)(c)	5.25%	03/01/13	1,550	1,620,308
Series 2008, RB (a)(b)(c)	6.00%	10/01/11	2,000	2,025,680
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring RB (INS-AGL) (e)	6.00%	01/01/23	1,000	1,134,920
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,000	1,930,940

				8,448,468

Maryland—1.94%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Tax Allocation RB	7.00%	09/01/38	1,000	986,680
Maryland (State of) Community Development Administration; Series 2007, RB (a)	5.05%	09/01/32	2,105	2,020,063
Maryland (State of) Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,422,756
Maryland (State of) Economic Development Corp. (Transportation Facilities); Series 2010 A, Economic Development RB	5.38%	06/01/25	1,030	994,156
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	2,000	2,031,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2011, RB	6.00%	07/01/41	$1,000	$1,021,170
Maryland (State of) Transportation Authority; Series 2008, RB	5.25%	03/01/20	2,000	2,396,460
Prince George’s (County of) (National Harbor); Series 2004, Special Obligation RB	5.20%	07/01/34	300	259,461

				11,131,746

Massachusetts—0.89%
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,054,700
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Solid Waste Disposal RB (b)(c)	5.75%	05/01/19	2,000	2,201,920
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/35	2,400	1,349,400
Massachusetts (State of) Health & Educational Facilities Authority (Tufts University); Series 2008 N-2, VRD RB (m)	0.08%	08/15/34	500	500,000

				5,106,020

Michigan—1.30%
Michigan (State of) Kent Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (b)(c)	5.25%	01/15/14	650	711,536
Series 2008 A, RB (b)(c)	5.50%	01/15/15	375	422,310
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (a)(e)	5.45%	12/15/32	5,000	4,879,200
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (a)	7.50%	01/01/21	1,545	1,433,312

				7,446,358

Minnesota—1.20%
Chisago (City of) (CDL Homes LLC); Series 2007, Health Care Facilities RB	6.00%	08/01/42	375	327,660
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	736,460
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	3,000	3,261,090
Minneapolis (City of) (Providence); Series 2007 A, Ref. Health Care Facilities RB	5.63%	10/01/27	2,000	1,829,420
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	800	730,544

				6,885,174

Mississippi—0.35%
Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	1,990,640

Missouri—3.67%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Health Care Facilities RB	5.75%	06/01/39	2,150	2,187,195
Carthage (City of);
Series 2005, Hospital RB	5.75%	04/01/22	940	813,993
Series 2005, Hospital RB	5.88%	04/01/30	1,000	799,400
Kansas City (City of) Industrial Development Authority (Plaza Library Project); Series 2004, RB	6.00%	03/01/16	2,615	2,669,052
Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	482,340
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community RB	7.50%	11/15/16	1,600	1,611,472
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	605	579,142
Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co. Project); Series 2008, Environmental Improvement RB (a)(b)(c)	4.90%	07/01/13	2,700	2,830,005
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Living Facilities); Series 2005 B, Ref. RB	5.13%	02/01/27	1,200	1,099,920
Missouri (State of) Health & Educational Facilities Authority (Senior Living Facilities-Lutheran); Series 2010, RB	5.50%	02/01/42	950	843,771
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Raytown (City of) (Live Redevelopment Plan); Series 2007 1, Appropriation-Supported Tax RB	5.13%	12/01/31	$3,325	$3,256,837
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Tax Increment Allocation RB	5.75%	11/01/27	450	405,311
St. Louis (County of) Industrial Development Authority (Friendship Village West Community); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	986,600
St. Louis (County of) Industrial Development Authority (Ranken Jordan Project); Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	1,300	990,158
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	456,985
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,087,275

				21,099,456

Montana—0.46%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	2,600	2,664,064

Nebraska—0.36%
Municipal Energy Agency of Nebraska; Series 2009 A, Power Supply System RB (INS-BHAC) (e)	5.38%	04/01/39	1,000	1,046,070
University of Nebraska (Student Fees & Facilities); Series 2009 A, University RB	5.25%	07/01/39	1,000	1,046,720

				2,092,790

Nevada—0.17%
Mesquite (City of) (Anthem at Mesquite);
Series 2007, Special Assessment RB	5.85%	08/01/18	610	577,816
Series 2007, Special Assessment RB	6.00%	08/01/27	525	426,526

				1,004,342

New Hampshire—0.82%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	1,000	1,013,780
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration LP); Series 1993, Electric Facilities RB (Acquired 06/29/93, Cost $298,525) (a)	7.75%	06/01/14	305	300,114
New Hampshire (State of) Business Finance Authority (United Illuminating Co.); Series 2009, PCR (a)(b)(c)	7.13%	02/01/12	3,250	3,370,315

				4,684,209

New Jersey—3.58%
Landis Sewage Authority (Registered Cars); Series 1993, Sewer RB (INS-NATL/FGIC) (c)(e)	9.40%	09/19/19	2,350	2,775,961
New Jersey (State of) Economic Development Authority (Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	1,450	1,390,202
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2009 BB, RB	5.00%	09/01/34	1,750	1,734,425
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	646,275
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System); Series 2008, RB	5.75%	07/01/15	2,045	2,192,036
New Jersey (State of) Higher Education Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,043,140
New Jersey (State of) Housing & Mortgage Finance Agency (Single Family Housing); Series 2008 X, RB (a)	5.10%	10/01/23	4,025	4,063,720
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/28	2,800	3,007,060
New Jersey (State of) Turnpike Authority;
Series 1991 C, Turnpike RB (k)	6.50%	01/01/16	2,725	3,059,957
Series 1991 C, Turnpike RB (INS-NATL/IBC/BNY) (e)	6.50%	01/01/16	565	671,582

				20,584,358

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—0.69%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (b)(c)	5.20%	06/01/20	$1,000	$1,009,450
Series 2010 C, Ref. PCR	5.90%	06/01/40	1,950	1,859,130
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare Services); Series 2008 A, Hospital RB (g)	6.38%	08/01/32	1,000	1,084,390

				3,952,970

New York—4.65%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB (f)	0.00%	07/15/35	5,000	1,016,350
Series 2009, PILOT RB	6.25%	07/15/40	1,280	1,287,936
Series 2009, PILOT RB	6.38%	07/15/43	530	537,839
Long Island Power Authority; Series 2008 A, Electric System RB	6.00%	05/01/33	5,000	5,492,900
New York (City of) Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB (Acquired 08/7/06, Cost $750,000) (d)	6.13%	02/15/19	750	7
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Registered Residual Interest Gas Facility RB (a)(c)	12.63%	07/01/26	3,000	3,008,820
New York (State of) Energy Research & Development Authority; Series 1993, RB (c)	11.96%	04/01/20	2,500	2,525,050
New York (State of) Environmental Facilities Corp. (Municipal Water Financing); Series 2005 C, Clean Water & Drinking Revolving RB	5.00%	06/15/21	1,545	1,713,884
New York (State of) Thruway Authority; Series 2009 A, Transportation Personal Income Tax RB (g)	5.00%	03/15/28	2,000	2,147,140
New York City (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	3,000	3,013,140
New York City (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility Ref. RB (INS-ACA) (e)	5.25%	11/01/37	2,500	2,379,950
New York City (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	2,000	2,066,440
Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	1,500	1,499,160

				26,688,616

North Carolina—0.35%
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, Retirement Facilities RB	5.63%	10/01/27	1,000	889,590
North Carolina (State of) Medical Care Commission (WakeMed Health & Hospitals); Series 2009 A, Health Care Facilities RB (INS-AGL) (e)	5.63%	10/01/38	1,100	1,120,614

				2,010,204

North Dakota—0.48%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Sr. Housing RB	5.20%	12/01/26	1,000	825,600
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	985,130
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facility RB	5.13%	07/01/29	1,000	944,200

				2,754,930

Ohio—5.09%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	3,340	2,682,755
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	500	441,135
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Healthcare RB	5.00%	01/01/37	4,750	3,792,210
Lorain (County of) (Catholic Healthcare Partners) Series 2006, Catholic Hospital Facilities RB (INS-AGL) (e)	5.00%	02/01/24	4,810	4,987,489
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (b)(c)	5.80%	12/01/19	3,000	3,108,660
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,850	3,086,208
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	4,000	4,126,160
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(e)(g)	5.30%	09/01/28	1,977	1,994,674
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(e)(g)	5.40%	03/01/33	$1,823	$1,842,342
Ohio (State of) State Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB (a)	5.15%	07/15/15	1,750	1,786,137
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. RB (b)(c)	5.88%	06/01/16	1,000	1,102,200
Tuscarawas (County of) (Twin City Hospital); Series 2007, Hospital Facilities RB (d)	6.10%	11/01/22	1,000	269,800

				29,219,770

Oklahoma—0.98%
Grand River Dam Authority;
Series 2008 A, RB (INS-BHAC) (e)	5.00%	06/01/21	1,340	1,516,933
Series 2008 A, RB (INS-BHAC) (e)	5.00%	06/01/22	1,340	1,498,750
Series 2008 A, RB (INS-BHAC) (e)	5.00%	06/01/23	2,275	2,517,083
Oklahoma (State of) Housing Finance Agency; Series 1991 B, Mortgage Single Family RB (INS-GNMA) (a)(e)	8.00%	08/01/18	85	85,413

				5,618,179

Oregon—0.26%
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Hydroelectric Tribal Economic Development RB (h)	6.38%	11/01/33	1,500	1,508,520

Pennsylvania—1.11%
Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB (b)(c)	5.00%	06/01/12	1,750	1,807,697
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. Turnpike RB (INS-AGL) (e)	5.00%	06/01/39	1,850	1,799,736
Series 2010 B-2, Conv. Sub. CAB RB (j)	5.75%	12/01/28	2,150	1,738,920
Series 2010 B-2, Conv. Sub. CAB RB (j)	6.00%	12/01/34	1,300	1,042,574

				6,388,927

Puerto Rico—1.90%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, Power RB	5.25%	07/01/33	2,000	1,924,060
Series 2010 CCC, Power RB	5.25%	07/01/27	2,000	1,984,900
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	2,200	2,148,344
Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	2,000	1,985,080
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	3,000	2,868,690

				10,911,074

Rhode Island—0.32%
Rhode Island (State of) Economic Development Corp.; Series 2008 A, Airport RB (INS-AGL) (a)(e)	5.25%	07/01/28	1,810	1,833,946

South Carolina—1.93%
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	1,933,000
Piedmont (City of) Municipal Power Agency; Series 2008 A 2, Electric RB	5.00%	01/01/24	2,000	2,102,280
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGL) (e)	5.00%	02/01/19	1,000	1,106,500
Series 2009 B, Ref. Improvement Hospital RB (INS-AGL) (e)	5.38%	02/01/29	2,000	2,065,780
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	930,290
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	404,965
South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/27	1,000	399,700
South Carolina (State of) State Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,137,140

				11,079,655

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota—0.27%
Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	$1,500	$1,573,545

Tennessee—1.08%
Chattanooga (City of) Health Educational & Housing Facilities Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	927,360
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement Hospital RB (i)	7.75%	07/01/12	4,000	4,371,560
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage MTN Hospital RB	5.50%	07/01/36	1,000	897,440

				6,196,360

Texas—10.97%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (a)	4.85%	04/01/21	3,615	3,731,620
Angelina & Neches River Authority (Aspen Power LLC); Series 2007 A, Industrial Development Corp. Environmental RB (a)	6.50%	11/01/29	440	271,753
Bexar (County of) Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (k)	7.00%	05/01/21	500	679,790
Brazoria (County of) Brazos River Harbor Navigation (The Dow Chemical Co.); Series 2002 A 4, Environmental Facilities RB (a)(b)(c)	5.95%	05/15/20	1,100	1,115,191
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	2,000	2,003,180
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. Improvement Airport RB (INS-BHAC/FGIC) (a)(e)	5.50%	11/01/31	5,000	5,005,100
Series 2002 C, Joint Airport RB (INS-NATL) (a)(e)	5.75%	11/01/18	500	501,730
Series 2002 C, Joint Airport RB (INS-NATL) (a)(e)	6.00%	11/01/23	1,000	1,003,660
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	1,000	1,103,790
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,018,460
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	500	470,815
Hopkins (County of) Hospital District; Series 2008, Hospital RB	5.50%	02/15/23	1,805	1,705,057
Houston (City of) Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, Higher Education RB	6.50%	05/15/31	1,740	1,756,426
Series 2011 A, Higher Education RB	6.88%	05/15/41	1,700	1,739,491
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/37	1,250	1,010,037
McLennan (County of) Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	2,955	3,171,572
Mission (City of) Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (a)(b)(c)	6.00%	08/01/13	2,000	2,157,660
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	1,000	1,016,700
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,226,980
Series 2008 F, Ref. Toll Second Tier System RB	6.13%	01/01/31	4,000	4,121,040
Series 2008 L-2, Ref. First Tier System RB (b)(c)	6.00%	01/01/13	2,000	2,134,560
Tarrant (County of) Cultural Education Facilities Finance Corp. (Air Force Village Obligation); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,008,420
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	1,235	1,065,990
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	539,995
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	3,694,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	1,828,970
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,192,695
Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	2,000	1,938,300
Tarrant (County of) Cultural Education Facilities Finance Corp. (Christus Health); Series 2008 A, Ref. RB (INS-AGL) (e)	5.75%	07/01/18	3,250	3,523,032
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Texas (State of) (Transportation Commission-Mobility Fund); Series 2008, Unlimited Tax GO Bonds (g)	5.00%	04/01/28	$4,000	$4,290,040
Texas (State of) Department of Housing & Community Affairs; Series 1992 C 2, Regular Residual Interest Home Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(c)(e)	12.42%	07/02/24	525	618,839
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,256,660
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,102,240

				63,003,793

Utah—0.56%
Salt Lake City (City of) (Intermountain Healthcare Hospitals, Inc.); Series 1992, Indexed Inverse Floating Rate Hospital RB	6.15%	02/15/12	1,300	1,344,707
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	503,022
Utah (State of) Housing Corp.; Series 2008 C 1, Class III, Single Family Mortgage RB (a)	5.70%	07/01/28	1,330	1,357,411

				3,205,140

Vermont—0.14%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	789,960

Virgin Islands—0.29%
Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,700	1,688,712

Virginia—0.98%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	993	907,751
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton); Series 2009, RB (h)	8.00%	07/01/19	1,000	1,043,360
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,242,540
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,432	1,454,554

				5,648,205

Washington—3.10%
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,028,990
Kalispel Tribe Indians; Series 2008, Priority District Washington RB	6.63%	01/01/28	950	839,810
Seattle (City of); Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,351,260
Washington (State of) (Motor Vehicle Fuel); Series 2010 B, Unlimited Tax GO Bonds (g)	5.00%	08/01/30	9,000	9,585,810
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2004 A, RB (INS-AGM) (e)	5.25%	08/15/28	1,000	1,026,760
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	500	499,670
Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,475,535
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB (h)	6.00%	01/01/27	1,100	1,014,178

				17,822,013

West Virginia—0.33%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (a)	5.50%	10/15/37	1,000	903,600
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Allocation RB	5.85%	06/01/34	250	219,170
Pleasants (County of) (County Commission Allegheny); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	796,167

				1,918,937

Wisconsin—3.99%
Superior (City of) (Superior Water, Light & Power Company); Series 2007 A, Ref. Collateralized Utility RB (a)	5.38%	11/01/21	2,000	2,047,260

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	$1,250	$1,034,463
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB	5.50%	05/01/31	2,000	1,969,000
Series 2011 A, RB	5.75%	05/01/35	1,000	992,240
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	530,995
Series 2009, RB	6.63%	02/15/39	1,000	1,058,200
Wisconsin (State of) Housing & Economic Development Authority;
Series 2007 C, Home Ownership RB (a)(g)	5.13%	09/01/28	4,395	4,268,248
Series 2008 A, Home Ownership RB (a)	5.30%	09/01/23	8,125	8,399,056
Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	2,355	2,601,710

				22,901,172

Wyoming—1.33%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facility RB	5.75%	07/15/39	4,000	4,166,840
Wyoming (State of) Municipal Power Agency;
Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,448,830
Series 2009 A, Power Supply RB	5.00%	01/01/36	1,000	1,006,540

				7,622,210

TOTAL INVESTMENTS(n)—106.81% (Cost $608,753,705)				613,624,225

FLOATING RATE NOTE OBLIGATIONS(o)—(7.58)%
Notes with interest rates ranging from 0.18% to 0.33% at 05/31/11 and contractual maturities of collateral ranging from 05/01/23 to 07/01/38 (See Note 1E)				(43,570,000)

OTHER ASSETS LESS LIABILITIES—0.77%				4,464,181

NET ASSETS—100.00%				$574,518,406

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.

AGL	—	Assured Guaranty Ltd.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.*

BHAC	—	Berkshire Hathaway Assurance Corp.

BNY	—	Bank of New York

CAB	—	Capital Appreciation Bond

Conv.	—	Convertible

COP	—	Certificates of Participation

FGIC	—	Financial Guaranty Insurance Co.

FHA	—	Federal Housing Administration

FHLMC	—	Federal Home Loan Mortgage Corp.

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

GO	—	General Obligation

IBC	—	International Bancshares Corp.

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

MFH	—	Multi-Family Housing

MTN	—	Medium-Term Notes

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PILOT	—	Payment-in-Lieu-of-Tax

RB	—	Revenue Bonds

Ref.	—	Refunding
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

SGI	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated

TEMPS	—	Tax-Exempt Mandatory Paydown Securities

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $3,757,962, which represented 0.65% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Zero coupon bonds issued at a discount.

(g)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1E.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $7,474,098, which represented 1.30% of the Fund’s Net Assets.

(i)	Advance refunded.

(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(l)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,100,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(m)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	5.63%

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Fund’s investments with a value of $72,762,631 are held by Dealer Trusts and serve as collateral for the $43,570,000 in floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date.
Invesco Van Kampen Municipal Income Fund

No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Municipal Income Fund

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$613,624,225	$—	$613,624,225
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $44,663,236 and $43,858,467, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,136,275
Aggregate unrealized (depreciation) of investment securities	(23,103,661)

Net unrealized appreciation of investment securities	$5,032,614

Cost of investments for tax purposes is $608,591,611.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen Municipal Income Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Van Kampen Insured Tax Free Income Fund and Invesco Tax Exempt Securities Fund (the “Target Funds”) in exchange for shares of the Fund.
          The Target Funds’ shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reorganization, shareholders of the Target Funds received a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds liquidated and ceased operations.
Invesco Van Kampen Municipal Income Fund

Invesco Van Kampen New York Tax Free
Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-NYTFI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—103.97%

New York—95.89%
Albany (City of) Capital Resource Corp. (St. Peters Hospital); Series 2011, RB	6.25%	11/15/38	$500	$506,025
Albany (City of) Industrial Development Agency (Albany College Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	1,290	1,206,408
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	947,760
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	401,696
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB (a)	0.00%	07/15/34	2,175	483,002
Series 2009, RB	6.25%	07/15/40	275	276,705
Series 2009, RB	6.38%	07/15/43	275	279,067
Chautauqua (County of) Industrial Development Agency (NRG — Dunkirk Power); Series 2009, Exempt Facility RB	5.88%	04/01/42	890	848,366
Dutchess (County of) Industrial Development Agency (Elant Fishkill, Inc.); Series 2007 A, Civic Facility IDR	5.25%	01/01/37	365	259,252
East Rochester (City of) Housing Authority (Senior Living Woodland Village); Series 2006, Ref. RB	5.50%	08/01/33	1,000	801,780
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB	5.25%	05/01/30	2,850	3,006,522
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Solid Waste Disposal Ref. RB (b)	5.20%	12/01/23	600	584,304
Hempstead (Town of) Local Development Corp. (Molloy College); Series 2009, Corporate RB	5.75%	07/01/39	795	801,598
Islip Resource Recovery Agency (1985 Facility); Series 2004 E, Resource Recovery RB (INS-AGM) (b)(c)	5.75%	07/01/22	1,290	1,354,732
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	882,120
Long Island Power Authority;
Series 2008 A, Electric System RB (INS-BHAC) (c)	5.50%	05/01/33	355	381,465
Series 2009 A, Electric System RB	5.00%	04/01/23	700	756,560
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, Civic Facility IDR (INS-AMBAC) (c)	5.00%	07/01/35	750	757,545
Metropolitan Transportation Authority; (Build America Bonds) Series 2009 B, Dedicated Tax Federal RB	5.00%	11/15/34	1,000	1,019,660
Montgomery (County of) Industrial Development Agency (Hamilton Fulton Montgomery Board of Cooperative Educational Services); Series 2005 A, Lease RB (INS-SYNCORA) (c)	5.00%	07/01/34	1,320	1,171,183
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	1,250	1,159,562
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2003 B, RB (INS-SYNCORA) (c)	5.38%	07/01/23	1,000	1,032,850
New York (State of) Dormitory Authority (Catholic Health Services of Long Island — St. Francis Hospital); Series 2004, Obligated Group RB	5.00%	07/01/27	1,000	999,960
New York (State of) Dormitory Authority (City of New York Issue); Series 2005 A, Court Facilities Lease Non State Supported Debt RB (INS-AMBAC) (c)	5.50%	05/15/30	750	826,215
New York (State of) Dormitory Authority (City University Systems Consolidation); Series 1996 B, RB	6.00%	07/01/14	690	736,361
New York (State of) Dormitory Authority (City University); Series 1993 D, Ref. Special Obligation Bond (INS-AGM) (c)	5.75%	07/01/12	585	596,624
New York (State of) Dormitory Authority (Columbia University); Series 2011, Non State Supported Debt RB	5.00%	10/01/41	710	749,178
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,098,860
New York (State of) Dormitory Authority (FIT Student Housing Corp.); Series 2007, Non State Supported Debt RB (INS-NATL/FGIC) (c)	5.25%	07/01/28	545	552,047
New York (State of) Dormitory Authority (Fordham University); Series 2011 A, Non State Supported Debt RB	5.13%	07/01/29	500	516,685
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, Non State Supported Debt RB (INS-RADIAN) (c)	5.00%	07/01/41	$750	$643,298
New York (State of) Dormitory Authority (Manhattan Marymount); Series 2009, Non State Supported Debt RB	5.25%	07/01/29	500	497,380
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer Center); Series 1998 C, RB (INS-NATL) (c)	5.50%	07/01/23	1,250	1,459,612
New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement);
Series 2007 A, State Supported Debt RB (INS-AGM) (c)	5.00%	02/15/27	500	519,435
Series 2008 C, RB (INS-AGM) (b)(c)	5.25%	02/15/28	2,000	2,017,140
New York (State of) Dormitory Authority (Miriam Osborn Memorial Home); Series 2000 B, RB (INS-ACA) (c)	6.38%	07/01/29	750	750,998
New York (State of) Dormitory Authority (Mount Sinai School of Medicine); Series 2009, Non State Supported Debt RB	5.13%	07/01/39	1,250	1,244,412
New York (State of) Dormitory Authority (New York University Hospital Center); Series 2011 A, Non State Supported Debt RB	6.00%	07/01/40	1,000	1,022,410
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC/AMBAC) (c)	5.50%	07/01/31	390	438,918
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group);
Series 2006 A, Non State Supported Debt RB	5.00%	11/01/26	1,000	1,002,780
Series 2009 A, Non State Supported Debt RB	5.50%	05/01/37	750	753,308
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, Non State Supported Debt RB	6.50%	12/01/21	1,000	1,000,000
New York (State of) Dormitory Authority (Providence Rest); Series 2005, Non State Supported Debt RB (INS-ACA) (c)	5.25%	07/01/25	2,000	1,501,300
New York (State of) Dormitory Authority (Rehab Association); Series 2001 A, RB (INS-AMBAC) (c)	5.50%	07/01/15	1,040	1,064,544
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, Non State Supported Debt RB	5.00%	07/01/40	750	751,328
New York (State of) Dormitory Authority (School District Building Financing Program); Series 2008 C, Non State Supported Debt RB	7.50%	04/01/39	2,000	2,310,920
New York (State of) Dormitory Authority (School District Financial Program); Series 2009 C, Non State Supported Debt RB (INS-AGL) (c)	5.00%	10/01/24	1,000	1,084,380
New York (State of) Dormitory Authority (St. Francis College); Series 2010, Non State Supported Debt RB	5.00%	10/01/40	500	495,405
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2008 A, State Supported Debt Lease RB	5.00%	07/01/25	1,000	1,057,010
New York (State of) Dormitory Authority (The New School); Series 2010, Non State Supported Debt RB	5.50%	07/01/40	720	740,959
New York (State of) Dormitory Authority (Vassar College); Series 2007, Non State Supported Debt RB	5.00%	07/01/46	535	538,461
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Registered Residual Interest Gas Facility RB (b)(d)	12.63%	07/01/26	500	501,470
New York (State of) Thruway Authority; Series 2008 B, Second General Highway and Bridge Trust Fund RB	5.00%	04/01/25	500	543,565
New York (State of) Urban Development Corp. (Correctional Facility); Series 1994 A, Ref. RB	5.50%	01/01/14	355	376,758
New York City (City of) Health & Hospital Corp. (Health System); Series 2002 A, RB (e)	5.50%	02/15/12	500	518,710
New York City (City of) Housing Development Corp.; Series 2005 K, Multifamily Housing RB (b)	5.00%	11/01/37	1,000	951,430
New York City (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	500	502,190
New York City (City of) Industrial Development Agency (IAC/Interactive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	890	786,778
New York City (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility Ref. RB (INS-ACA) (c)	5.25%	11/01/37	1,000	951,980
New York City (City of) Industrial Development Agency (Royal Charter Presbyerian) Series 2001, Facility RB (INS-AGM) (c)	5.38%	12/15/16	1,405	1,466,258
New York City (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility RB	6.38%	07/01/31	715	714,964
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York City (City of) Industrial Development Agency (Terminal One Group Association, L.P.); Series 2005, Special Facility RB (b)(d)(f)(l)	5.50%	01/01/20	$2,000	$2,102,200
New York City (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	715	739,732
New York City (City of) Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB (g)	6.13%	02/15/19	750	8
New York City (City of) Municipal Water Finance Authority (Water & Sewer); Series 2005 D, RB (h)	5.00%	06/15/37	4,000	4,035,560
Series 2009 FF-2, RB	5.50%	06/15/40	1,000	1,067,850
New York City (City of) Transitional Finance Authority;
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	500	553,745
Series 2009 S-1, Building Aid RB	5.50%	07/15/38	500	527,195
Series 2009 S-3, Building Aid RB	5.25%	01/15/27	1,560	1,665,300
Series 2009 S-3, Building Aid RB	5.25%	01/15/39	500	516,610
Series 2011 E, Sec. Future Tax RB	5.00%	11/01/24	350	396,417
New York City (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Cultural Resources Ref. RB (INS-NATL) (c)(h)	5.00%	07/01/44	960	965,270
New York City (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	500	500,515
New York City (City of);
Series 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,000	1,091,010
Subseries 1993 A-7, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.10%	08/01/20	1,000	1,000,000
Subseries 1993 E-4, VRD Unlimited Tax GO Bonds (LOC-BNP Paribas) (i)(j)	0.11%	08/01/22	200	200,000
Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.10%	08/01/17	500	500,000
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center); Series 1999 A, RB	5.88%	12/01/29	570	511,604
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	625	592,888
Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	500	499,720
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 1997, Special Obligation RB (INS-NATL) (b)(c)	5.75%	12/01/22	2,000	1,948,060
Rensselaer (County of) Industrial Development Agency (Franciscan Heights); Series 2004 A, IDR (INS-SONYMA)(LOC-JP Morgan Chase Bank) (b)(c)(i)	5.38%	12/01/36	1,000	959,830
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC) (b)(c)	5.00%	12/15/23	1,000	1,006,340
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (b)(d)(f)(l)	6.63%	10/01/13	500	500,035
Suffolk (County of) Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	270	270,969
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (k)	5.38%	01/01/27	1,325	1,029,008
Suffolk (County of) Industrial Development Agency (Family Service League); Series 2004, Civic Facility RB (LOC-Fleet National Bank) (i)	5.00%	11/01/34	825	792,520
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	250	243,290
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	258,378
Troy (City of) Capital Resource Corp. (Rensselaer Polytechnic); Series 2010 A, RB	5.00%	09/01/30	750	754,080
TSASC, Inc.; Series 2006 1, Tobacco Settlement RB	5.13%	06/01/42	785	527,041
Ulster (County of) Resource Recovery Agency Series 2002, Ref. Solid Waste System RB (INS-AMBAC) (c)	5.25%	03/01/18	1,000	1,059,710
United Nations Development Corp. Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,068,810
Upper Mohawk Valley Regional Water Finance Authority Series 2000, Unrefunded Balance RB (INS-AMBAC) (c)	5.75%	04/01/20	80	80,286
Utica (City of) Industrial Development Agency (Utica College); Series 1998 A, RB	5.75%	08/01/28	290	257,250
Warren & Washington (County of) Industrial Development Agency (Glens Falls Hospital); Series 2003 A, Civic Facility RB (INS-AGM) (c)	5.00%	12/01/35	1,000	979,940
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind); Series 2004, Civic Facility RB	5.38%	08/01/24	1,000	1,006,860
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
Westchester (County of) Tobacco Asset Securitization Corp.; Series 2005, RB	5.13%	06/01/45	$1,500	$1,031,550
Yonkers (City of) Economic Development Corp. (Charter School of Educational Excellence) Series 2010 A, Educational RB	6.25%	10/15/40	1,000	920,890

				85,362,664

Puerto Rico—3.83%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	650	652,002
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, Power RB	5.25%	07/01/33	500	481,015
Series 2008 WW, Power RB	5.50%	07/01/21	1,000	1,057,240
Series 2010 XX, Power RB	5.75%	07/01/36	500	506,320
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (c)	5.50%	07/01/27	400	401,252
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, Sales Tax RB	5.38%	08/01/39	315	307,604

				3,405,433

Virgin Islands—2.24%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,000	1,007,270
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note — Diageo);
Series 2009 A, Sub. RB	6.63%	10/01/29	500	523,105
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	467,485

				1,997,860

Guam—2.01%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,251,663
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	330	291,416
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	265	246,447

				1,789,526

TOTAL INVESTMENTS(m)—103.97% (Cost $94,131,091)				92,555,483

FLOATING RATE NOTE OBLIGATIONS—(3.67)%
Notes with interest rates ranging from 0.18% to 0.19% at 05/31/11 and contractual maturites of collateral ranging from 06/15/37 to 07/01/44 (See Note 1E)(n)				(3,270,000)

OTHER ASSETS LESS LIABILITIES—(0.30)%				(266,197)

NET ASSETS—100.00%				$89,019,286

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.

AGL	—	Assured Guaranty Ltd.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.*

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

FGIC	—	Financial Guaranty Insurance Co.

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

LOC	—	Letter of Credit

NATL	—	National Public Finance Guarantee Corp.

Radian	—	Radian Asset Assurance, Inc.

RB	—	Revenue Bonds

Ref.	—	Refunding

SONYMA	—	State of New York Mortgage Agency

Sr.	—	Senior
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

Sub.	—	Subordinated

SYNCORA	—	Syncora Guaranteed Limited

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Zero coupon bond issued at discount.

(b)	Security subject to the alternative minimum tax.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2011 represented 0.00% of the Fund’s Net Assets.

(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1E.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $1,529,043, which represented 1.72% of the Fund’s Net Assets.

(l)	Advance refunded.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
American Municipal Bond Assurance Corp.*	5.84%
Assured Guaranty Municipal Corp.	7.79%
National Public Finance Guarantee Corp.	5.53%

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Fund’s investments with a value of $5,000,830 are held by the Dealer Trusts and serve as collateral for the $3,270,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date.
Invesco Van Kampen New York Tax Free Income Fund

No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen New York Tax Free Income Fund

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1*	Level 2*	Level 3	Total
Municipal Obligations	$—	$92,555,483	$—	$92,555,483
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $3,866,556 and $7,817,149, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,993,602
Aggregate unrealized (depreciation) of investment securities	(3,418,746)

Net unrealized appreciation (depreciation) of investment securities	$(1,425,144)

Cost of investments for tax purposes is $93,980,627
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen New York Tax Free Income Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco New York Tax-Free Income Fund (the “Target Fund”) in exchange for shares of the Fund.
          The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco Van Kampen New York Tax Free Income Fund

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.